Document and Entity Information	6 Months Ended
Dec. 31, 2012
Entity Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Trading Symbol	GFN
Entity Registrant Name	General Finance CORP
Entity Central Index Key	0001342287
Entity Filer Category	Smaller Reporting Company

Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Jun. 30, 2012	Jun. 30, 2011
Assets
Cash and cash equivalents	$ 5,594	$ 7,085	$ 6,574
Restricted cash	1,000
Trade and other receivables, net of allowance for doubtful accounts	33,420	35,443	30,498
Inventories	42,472	31,206	20,942
Prepaid expenses and other	5,601	5,029	4,503
Property, plant and equipment, net	18,435	12,732	12,652
Lease fleet, net	289,983	259,458	220,095
Goodwill	72,664	68,449	68,948
Other intangible assets, net	20,240	18,158	23,358
Total assets	489,409	437,560	387,570
Liabilities
Trade payables and accrued liabilities	36,480	35,964	32,522
Income taxes payable	404	593	440
Unearned revenue and advance payments	14,740	12,151	10,292
Senior and other debt	210,937	174,092	136,589
Deferred tax liabilities	24,018	20,763	15,835
Total liabilities	286,579	243,563	195,678
Commitments and contingencies
Equity
Cumulative preferred stock, value	2,145	1,395	1,395
Common stock, value	2	2	2
Additional paid-in capital	113,301	112,865	112,278
Accumulated other comprehensive income	7,156	5,809	4,904
Accumulated deficit	(20,107)	(22,877)	(25,490)
Total General Finance Corporation stockholders' equity	102,497	97,194	93,089
Equity of noncontrolling interests	100,333	96,803	98,803
Total equity	202,830	193,997	191,892
Total liabilities and equity	$ 489,409	$ 437,560	$ 387,570

Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Jun. 30, 2012	Jun. 30, 2011
Allowance for doubtful accounts on trade and other receivables	$ 2,232	$ 2,538	$ 2,331
Cumulative preferred stock, par value	$ 0.1	$ 0.1	$ 0.1
Cumulative preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Cumulative preferred stock, shares issued	26,750	26,750
Cumulative preferred stock, shares issued		26,000	26,000
Cumulative preferred stock, shares outstanding	26,750	26,750
Cumulative preferred stock, shares outstanding		26,000	26,000
Cumulative preferred stock, liquidation preference	$ 2,188	$ 1,438	$ 1,438
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares outstanding	22,026,631	22,019,965	22,013,299

Condensed Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011
Sales:
Lease inventories and fleet	$ 24,276	$ 22,935	$ 47,998	$ 51,144
Manufactured units	7,731		7,731
Total sales revenue	32,007	22,935	55,729	51,144
Sales					108,341	92,687
Leasing	31,345	25,172	61,012	49,756	103,898	89,577
Revenues	63,352	48,107	116,741	100,900	212,239	182,264
Costs and expenses
Cost of sales (exclusive of the items shown separately below)	18,091	16,756	35,403	37,233	79,618	69,452
Manufactured units	6,549		6,549
Direct costs of leasing operations	11,397	10,065	22,381	19,952	41,585	35,906
Selling and general expenses	13,342	11,181	26,275	22,395	45,867	42,102
Impairment of goodwill						5,858
Depreciation and amortization	5,287	4,682	10,587	9,240	18,924	19,165
Operating income	8,686	5,423	15,546	12,080	26,245	9,781
Interest income	17	33	40	128	157	487
Interest expense	(2,630)	(2,888)	(5,855)	(6,290)	(12,743)	(20,293)
Foreign currency exchange gain (loss) and other	107	(764)	468	323
Foreign currency exchange gain and other					443	4,125
Total costs and expenses	(2,506)	(3,619)	(5,347)	(5,839)	(12,143)	(15,681)
Income (loss) before provision for income taxes	6,180	1,804	10,199	6,241	14,102	(5,900)
Provision for income taxes	2,349	686	3,876	2,372	5,360	2,958
Net income (loss)	3,831	1,118	6,323	3,869	8,742	(8,858)
Preferred stock dividends	(43)	(44)	(86)	(89)	(177)	(177)
Noncontrolling interest	(2,067)	(1,007)	(3,553)	(2,676)	(6,129)	(6,857)
Net income (loss) attributable to common stockholders	$ 1,721	$ 67	$ 2,684	$ 1,104	$ 2,436	$ (15,892)
Net income (loss) per common share:
Basic	$ 0.08	$ 0	$ 0.12	$ 0.05	$ 0.11	$ (0.72)
Diluted	$ 0.08	$ 0	$ 0.12	$ 0.05	$ 0.11	$ (0.72)
Weighted average shares outstanding:
Basic	22,026,631	22,013,299	22,025,690	22,013,299	22,013,401	22,013,299
Diluted	22,631,194	22,255,264	22,630,253	22,255,167	22,299,625	22,013,299

Condensed Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011
Net income (loss)	$ 3,831	$ 1,118	$ 6,323	$ 3,869	$ 8,742	$ (8,858)
Other comprehensive income (loss):
Fair value change in derivative, net of income tax provision (benefit) of $62 and $(96) for the quarter and six months ended December 31, 2012, respectively	144		(224)
Redeemable noncontrolling interest						(5,740)
Cumulative translation adjustment	(315)	4,662	2,930	(5,376)	(5,566)	11,379
Total comprehensive income (loss)	3,660	5,780	9,029	(1,507)	3,176	(3,219)
Comprehensive loss (gain) allocated to noncontrolling interests	(1,996)	(3,338)	(4,912)	2,464	342	(6,021)
Comprehensive income (loss) allocable to General Finance Corporation stockholders	$ 1,664	$ 2,442	$ 4,117	$ 957	$ 3,518	$ (9,240)

Condensed Consolidated Statements of Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended
	Dec. 31, 2012	Dec. 31, 2012
Fair value changes in derivative, income tax benefit	$ 62	$ (96)

Condensed Consolidated Statements of Equity (USD $)		Total	Cumulative Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings (Accumulated Deficit)	Finance Corporation Stockholders' Equity	Noncontrolling Interest	Subscription Receivables
Beginning Balance at Jun. 30, 2010		$ 101,734,000	$ 1,395,000	$ 2,000	$ 111,783,000	$ (1,571,000)	$ (9,775,000)	$ 101,734,000		$ (100,000)
Cancellation of subscription receivables (10,000 shares)					(15,000)					15,000
Subscription receivables receipts		85,000						85,000		85,000
Share-based compensation		693,000			687,000			687,000	6,000
Preferred stock dividends		(177,000)			(177,000)			(177,000)
Issuance of capital stock by subsidiary	[1]	92,776,000							92,776,000
Net income (loss)		(8,858,000)					(9,975,000)	(9,975,000)	1,117,000
Redeemable noncontrolling interest		(5,740,000)					(5,740,000)	(5,740,000)
Cumulative translation adjustment		11,379,000				6,475,000		6,475,000	4,904,000
Total comprehensive income		(3,219,000)						(9,240,000)	6,021,000
Ending Balance at Jun. 30, 2011		191,892,000	1,395,000	2,000	112,278,000	4,904,000	(25,490,000)	93,089,000	98,803,000
Share-based compensation		901,000			756,000			756,000	145,000
Preferred stock dividends		(177,000)			(177,000)			(177,000)
Dividends on capital stock by subsidiary		(1,803,000)							(1,803,000)
Issuance of common stock		8,000			8,000			8,000
Net income (loss)		8,742,000					2,613,000	2,613,000	6,129,000
Cumulative translation adjustment		(5,566,000)				905,000		905,000	(6,471,000)
Total comprehensive income		3,176,000						3,518,000	(342,000)
Ending Balance at Jun. 30, 2012		193,997,000	1,395,000	2,000	112,865,000	5,809,000	(22,877,000)	97,194,000	96,803,000
Share-based compensation		646,000			514,000			514,000	132,000
Preferred stock dividends		(86,000)			(86,000)			(86,000)
Dividends on capital stock by subsidiary		(2,345,000)							(2,345,000)
Purchases of subsidiary capital stock		(58,000)							(58,000)
Issuance of common stock		8,000			8,000			8,000
Issuance of cumulative preferred stock		750,000	750,000					750,000
Noncontrolling interest at acquisition of Southern Frac		889,000							889,000
Net income (loss)		6,323,000					2,770,000	2,770,000	3,553,000
Fair value change in derivative, net of related tax effect		(224,000)				(112,000)		(112,000)	(112,000)
Cumulative translation adjustment		2,930,000				1,459,000		1,459,000	1,471,000
Total comprehensive income		9,029,000						4,117,000	4,912,000
Ending Balance at Dec. 31, 2012		$ 202,830,000	$ 2,145,000	$ 2,000	$ 113,301,000	$ 7,156,000	$ (20,107,000)	$ 102,497,000	$ 100,333,000

[1]	Includes $369 for shares of subsidiary capital stock issued to subsidiary board of directors and executive management

Condensed Consolidated Statements of Equity (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012	Jun. 30, 2011
Issuance of cumulative preferred stock, shares	750
Cancellation of shares related to subscription receivables			10,000
Shares of subsidiary capital stock issued to subsidiary board of directors and executive management			$ 369
Issuance of common stock, shares	6,666	6,666
Board of directors and executive management
Shares of subsidiary capital stock issued to subsidiary board of directors and executive management			$ 369

Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011
Cash flows from operating activities:
Net income (loss)	$ 6,323	$ 3,869	$ 8,742	$ (8,858)
Adjustments to reconcile net income (loss) to cash flows from operating activities:
Gain on sales and disposals of property, plant and equipment	96	126	(157)	(21)
Gain on sales of lease fleet	3,270	3,111	(7,645)	(5,631)
Unrealized foreign exchange loss	(105)	710	712	9,026
Unrealized (gain) loss on forward exchange contracts	(86)	155	(132)	387
Unrealized (gain) loss on interest rate swaps and options	80	603	816	(697)
Impairment of goodwill				5,858
Depreciation and amortization	10,587	9,240	18,924	19,165
Amortization of deferred financing costs	485	346	690	1,917
Accretion of interest	50			220
Share-based compensation expense	646	420	901	693
Shares of subsidiary capital stock issued to subsidiary board of directors and executive management				369
Deferred income taxes	3,292	1,975	4,611	2,353
Changes in operating assets and liabilities:
Trade and other receivables, net	6,022	(392)	(5,935)	3,666
Inventories	(7,655)	(15,176)	(10,463)	1,566
Prepaid expenses and other	(1,002)	79	(423)	(2,228)
Trade payables, accrued liabilities and other deferred credits	4,618	(1,150)	4,328	(9,741)
Income taxes	(105)	(195)	216	471
Net cash provided by (used in) operating activities	10,614	(763)	15,185	18,515
Cash flows from investing activities:
Business acquisitions, net of cash acquired	(12,890)		(4,631)	(880)
Proceeds from sales of property, plant and equipment	109	328	265	99
Purchases of property, plant and equipment	(4,467)	(1,273)	(3,177)	(3,799)
Proceeds from sales of lease fleet	13,585	13,771	27,770	24,115
Purchases of lease fleet	(37,720)	(28,625)	(73,168)	(40,239)
Other intangible assets	(130)	(71)	(308)
Net cash used in investing activities	(41,513)	(15,870)	(53,249)	(20,704)
Cash flows from financing activities:
Proceeds from (repayments on) equipment financing activities	(264)	(274)	(556)	531
Repayment of senior credit facility and subordinated note	(79,175)
Proceeds from (repayments on) senior and other debt borrowings, net	112,630	17,574	41,384	(69,404)
Deferred financing costs	(1,407)			(1,760)
Proceeds from issuances of common stock	8		8
Preferred stock dividends	(86)	(89)	(177)	(177)
Purchases of subsidiary capital stock	(58)
Net proceeds from issuance of capital stock by subsidiary				92,407
Dividends on capital stock by subsidiary	(2,345)		(1,803)
Payment of redeemable noncontrolling interest				(17,634)
Net cash provided by financing activities	29,303	17,211	38,856	3,963
Net increase (decrease) in cash	(1,596)	578	792	1,774
Cash and equivalents at beginning of period	7,085	6,574	6,574	4,786
The effect of foreign currency translation on cash	105	(961)	(281)	14
Cash and equivalents at end of period	5,594	6,191	7,085	6,574
Cash paid during the period:
Interest			12,035	18,615
Income taxes			$ 482	$ 28

Condensed Consolidated Statements of Cash Flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Jan. 14, 2011	Oct. 01, 2010
Convertible cumulative preferred stock issued related to consideration for business acquisitions	$ 750	$ 10	$ 100
Business acquisition cost holdback	$ 2,000

Organization and Business Operations	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
Organization and Business Operations

Note 1. Organization and Business Operations

General Finance Corporation (“GFN”) was incorporated in Delaware in October 2005. References to the “Company” in these Notes are to GFN and its consolidated subsidiaries. These subsidiaries include GFN U.S. Australasia Holdings, Inc., a Delaware corporation (“GFN U.S.”); GFN North America Corp., a Delaware corporation (“GFNNA”); GFN Manufacturing Corporation, a Delaware corporation (“GFNMC”), and its subsidiary, Southern Frac, LLC, a Texas limited liability company (“Southern Frac”); Royal Wolf Holdings Limited (formerly GFN Australasia Holdings Pty Ltd)., an Australian corporation publicly traded on the Australian Securities Exchange (“RWH”); and its Australian and New Zealand subsidiaries (collectively, “Royal Wolf”); Pac-Van, Inc., an Indiana corporation, and its Canadian subsidiary, PV Acquisition Corp., an Alberta corporation, doing business as (“d.b.a.”) “Container King” (collectively “Pac-Van”).

At December 31, 2012, the Company has two geographic (and three operating) units, Royal Wolf, which leases and sells storage containers, portable container buildings and freight containers in Australia and New Zealand, which is referred geographically by the Company to be the Asia-Pacific (or Pan-Pacific) area; Pac-Van, which leases and sells storage, office and portable liquid storage tank containers, modular buildings and mobile offices in North America; and Southern Frac, which manufactures portable liquid storage tank containers in North America (see Note 4).

On May 31, 2011, the Company completed an initial public offering (“IPO”) in Australia of a noncontrolling interest in RWH. A total of 50,000,000 shares of capital stock were issued to the Australian market and an additional 188,526 shares were issued to the non-employee members of the RWH Board of Directors, the RWH chief executive officer and the RWH chief financial officer. At the IPO date and through December 31, 2012, RWH had a total of 100,387,052 shares of capital stock issued and outstanding, of which GFN U.S. owns a direct (and the Company an indirect) majority interest of over 50%.

Note 1. Organization and Business Operations

Organization

General Finance Corporation (“GFN”) was incorporated in Delaware in October 2005. References to the “Company” in these Notes are to GFN and its consolidated subsidiaries. These subsidiaries include GFN U.S. Australasia Holdings, Inc., a Delaware corporation (“GFN U.S.”); GFN North America Corp., a Delaware corporation (“GFNNA”); GFN Manufacturing Corporation, a Delaware corporation (“GFNMC”); Royal Wolf Holdings Limited (formerly GFN Australasia Holdings Pty Ltd)., an Australian corporation publicly traded on the Australian Securities Exchange (“RWH”); and its Australian and New Zealand subsidiaries (collectively, “Royal Wolf”); Pac-Van, Inc., an Indiana corporation, and its Canadian subsidiary, PV Acquisition Corp., an Alberta corporation, doing business as (“d.b.a.”) “Container King” (collectively “Pac-Van”).

Acquisition of Royal Wolf

On September 13, 2007 (September 14 in Australia), the Company acquired Royal Wolf and paid the purchase price by a combination of cash, the issuance to Bison Capital Australia, L.P. (“Bison Capital”), one of the sellers, of shares of common stock of GFN U.S. and the issuance of a subordinated note to Bison Capital. As a result of this structure, the Company owned 86.2% of the outstanding capital stock of GFN U.S. and Bison Capital owned 13.8% of the outstanding capital stock of GFN U.S. at that time (see “IPO of Royal Wolf” below). Royal Wolf leases and sells storage containers, portable container buildings and freight containers in Australia and New Zealand, which is considered geographically by the Company to be the Asia-Pacific area.

Acquisition of Pac-Van

On October 1, 2008, the Company acquired Pac-Van through a merger with Mobile Office Acquisition Corp. (“MOAC”), the parent of Pac-Van, and the Company’s wholly-owned subsidiary, GFNNA. Pac-Van leases and sells storage, office and portable liquid storage tank containers, modular buildings and mobile offices in the United States.

IPO of Royal Wolf

On May 31, 2011, the Company completed an initial public offering (“IPO”) in Australia of a noncontrolling interest in RWH. A total of 50,000,000 shares of capital stock were issued to the Australian market at $1.96 (AUS$1.83) per share, resulting in gross proceeds of $97,850,000 (AUS$91,500,000). An additional total of 188,526 shares ($369,000 value) were issued to the non-employee members of the RWH Board of Directors, the RWH chief executive officer and the RWH chief financial officer. Previously, GFN U.S. owned the only capital stock outstanding of RWH. In conjunction with the IPO, RWH undertook a share split which resulted in GFN U.S. receiving 50,198,526 shares of the new capital stock. The Company used the proceeds of the RWH IPO to, among other things, pay offering costs of $5,443,000 (AUS$5,090,000), pay down borrowings at each of the senior credit facilities (see Note 5), as well as fully repay the subordinated debt to Bison Capital. Simultaneously, the Company also satisfied the Bison Capital put option (see Note 10) to acquire the 13.8% of GFN U.S. previously owned by Bison Capital and now owns 100% of GFN U.S. At the IPO date and at June 30, 2012, RWH had a total of 100,387,052 shares of capital stock issued and outstanding, of which GFN U.S. owns a direct (and the Company an indirect) majority interest of 50.005%.

Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
Summary of Significant Accounting Policies

Note 2. Summary of Significant Accounting Policies

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in conformity with United States generally accepted accounting principles (“U.S. GAAP”) applicable to interim financial information and the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, they do not include all the information and footnotes required by U.S. GAAP for complete financial statements. In the opinion of management, all adjustments (which include all significant normal and recurring adjustments) necessary to present fairly the financial position, results of operations and cash flows for all periods presented have been made. The accompanying results of operations are not necessarily indicative of the operating results that may be expected for the entire fiscal year ending June 30, 2013. These condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and accompanying notes thereto of the Company, which are included in the Company’s Annual Report on Form 10-K for the fiscal year ended June 30, 2012 filed with the Securities and Exchange Commission (“SEC”).

Certain reclassifications have been made to conform to the current period presentation. Unless otherwise indicated, references to “FY 2012” and “FY 2013” are to the six months ended December 31, 2011 and 2012, respectively.

Principles of Consolidation

The condensed consolidated financial statements include the accounts of the Company and its wholly-owned and majority-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated.

Foreign Currency Translation

The Company’s functional currencies for its foreign operations are the respective local currencies, the Australian (“AUS”) and New Zealand (“NZ”) dollars in the Asia-Pacific area and the Canadian (“C”) dollar in North America. All adjustments resulting from the translation of the accompanying consolidated financial statements from the functional currency into reporting currency are recorded as a component of stockholders’ equity in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 830, Foreign Currency Matters. All assets and liabilities are translated at the rates in effect at the balance sheet dates; and revenues, expenses, gains and losses are translated using the average exchange rates during the periods. Transactions in foreign currencies are translated at the foreign exchange rate prevailing at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies at the balance sheet date are translated to the functional currency at the foreign exchange rate prevailing at that date. Foreign exchange differences arising on translation are recognized in the statement of operations. Non-monetary assets and liabilities that are measured in terms of historical cost in a foreign currency are translated using the exchange rate at the date of the transaction. Non-monetary assets and liabilities denominated in foreign currencies that are stated at fair value are translated to the functional currency at foreign exchange rates prevailing at the dates the fair value was determined.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Material estimates that are particularly susceptible to significant changes include assumptions used in assigning value to identifiable intangible assets at the acquisition date, the assessment for impairment of goodwill, the assessment for impairment of other intangible assets, the allowance for doubtful accounts, share-based compensation expense, residual value of the lease fleet and deferred tax assets and liabilities. Assumptions and factors used in the estimates are evaluated on an annual basis or whenever events or changes in circumstances indicate that the previous assumptions and factors have changed. The results of the analysis could result in adjustments to estimates.

Inventories

Inventories are stated at the lower of cost or fair value (net realizable value). Net realizable value is the estimated selling price in the ordinary course of business. Expenses of marketing, selling and distribution to customers, as well as costs of completion are estimated and are deducted from the estimated selling price to establish net realizable value. Costs are assigned to individual items of inventory on the basis of specific identification and include expenditures incurred in acquiring the inventories and bringing them to their existing condition and location. Inventories consist primarily of containers, modular buildings and mobile offices held for sale or lease and are comprised of the following (in thousands):

	June 30,	December 31,
	2012	2012
Finished goods	$30,053	$39,124
Work in progress	1,153	1,569
Raw materials	—	1,779

	$31,206	$42,472

Property, plant and equipment consist of the following (in thousands):

	Estimated Useful Life	June 30,	December 31,
		2012	2012
Land	—	$2,016	$2,286
Building and improvements	10 – 40 years	1,020	3,341
Transportation and plant equipment (including capital lease assets)	3 – 20 years	18,196	22,674
Furniture, fixtures and office equipment	3 – 10 years	3,589	3,908

		24,821	32,209
Less accumulated depreciation and amortization		(12,089)	(13,774)

		$12,732	$18,435

Lease Fleet

The Company has a fleet of storage, portable building, office and portable liquid storage tank containers, mobile offices, modular buildings and steps that it primarily leases to customers under operating lease agreements with varying terms. The value of the lease fleet (or lease or rental equipment) is recorded at cost and depreciated on the straight-line basis over the estimated useful life (5 – 20 years), after the date the units are put in service, down to their estimated residual values (up to 70% of cost). In the opinion of management, estimated residual values are at or below net realizable values. The Company periodically reviews these depreciation policies in light of various factors, including the practices of the larger competitors in the industry, and its own historical experience. Costs incurred on lease fleet units subsequent to initial acquisition are capitalized when it is probable that future economic benefits in excess of the originally assessed performance will result; otherwise, they are expensed as incurred. At June 30, 2012 and December 31, 2012, the gross cost of the lease fleet was $294,258,000 and $330,249,000, respectively.

Units in the lease fleet are also available for sale. The cost of sales of a unit in the lease fleet is recognized at the carrying amount at the date of sale.

Income Taxes

The Company uses the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recorded for temporary differences between the financial reporting basis and income tax basis of assets and liabilities at the balance sheet date multiplied by the applicable tax rates. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized. Income tax expense is recorded for the amount of income tax payable or refundable for the period increased or decreased by the change in deferred tax assets and liabilities during the period. The Company files U.S. Federal tax returns, multiple U.S. state (and state franchise) tax returns and Australian, New Zealand and Canadian tax returns. For U.S. Federal tax purposes, all periods subsequent to June 30, 2008 are subject to examination by the U.S. Internal Revenue Service. The Company believes that its income tax filing positions and deductions would be sustained on audit and does not anticipate any adjustments that would result in a material change. Therefore, no reserves for uncertain income tax positions have been recorded. In addition, the Company does not anticipate that the total amount of unrecognized tax benefit related to any particular tax position will change significantly within the next 12 months.

The Company’s policy for recording interest and penalties, if any, will be to record such items as a component of income taxes.

Net Income per Common Share

Basic net income per common share is computed by dividing net income attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the periods. Diluted net income per common share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the Company. The potential dilutive securities the Company has outstanding are warrants, stock options and convertible preferred stock. The following is a reconciliation of weighted average shares outstanding used in calculating earnings per common share:

	Quarter Ended December 31,		Six Months Ended December 31,
	2011	2012	2011	2012
Basic	22,013,299	22,026,631	22,013,299	22,025,690
Assumed exercise of warrants	—	155,718	—	155,718
Assumed exercise of stock options	241,965	448,845	241,868	448,845
Assumed exercise of convertible preferred stock	—	—	—	—

Diluted	22,255,264	22,631,194	22,255,167	22,630,253

Potential common stock equivalents totaling 3,448,488 and 3,448,585 for the quarter ended December 31, 2011 and FY 2012, respectively, and 3,476,058 for both the quarter ended December 31, 2012 and FY 2013 have been excluded from the computation of diluted earnings per share because the effect would be anti-dilutive.

Recently Issued Accounting Pronouncements

In August 2010, the FASB, as result of a joint project with the International Accounting Standards Board (“IASB”) to simplify lease accounting and improve the quality of and comparability of financial information for users, published a proposed standard that would change the accounting and financial reporting for both lessee and lessor under ASC Topic 840, Leases. The proposed standard would effectively eliminate off-balance sheet accounting for most of the operating leases of lessees and would require lessors to apply a receivable and residual accounting approach. Subsequent to June 30, 2011, the FASB and IASB announced their intention to re-expose the common leasing standard exposure draft for revised proposals since August 2010 and, through June 30, 2012, continue to redeliberate issues and concerns raised in response to the proposed standard. The Company believes that the final standards, if issued in substantially the same form as the published proposal, would have a material effect in the presentation of its consolidated financial position and results of operations.

In September 2011, the FASB issued an amendment to the existing guidance on goodwill impairment. The amendment allows entities to first assess qualitative factors to determine whether it is necessary to perform the current two-step quantitative goodwill impairment test under ASC Topic 350, Intangibles – Goodwill. If an entity elects to use the option, it will no longer be required to calculate the fair value of a reporting unit unless a determination is made based on a qualitative assessment that it is more likely than not (i.e., greater than 50%) that the fair value of the reporting unit is less than its carrying amount. If the entity concludes that fair value is less than the carrying amount, the existing quantitative calculations in steps one and two under ASC Topic 350 continue to apply. However, if the entity concludes that fair value exceeds the carrying amount; neither of the two steps is required. The amendment allows entities to continue applying the existing two-step test and if an entity elects not to use the qualitative assessment in one period, it may resume performing the qualitative assessment in any subsequent period. The amendment is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, though early adoption is permitted. The Company has adopted the new qualitative assessment of the amendment as of July 1, 2012.

In December 2011, the FASB and IASB issued joint amendments to enhance disclosures with respect to offsetting and related arrangements for financial and derivative instruments presented in statements of financial position. These amendments to ASC Topic 210, Balance Sheet, require entities to provide both net and gross information about both instruments and transactions subject to an agreement similar to a master netting arrangement in order to enhance comparability between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards (“IFRS”). The amendments are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. These amendments are required to be applied prospectively and the Company does not expect that the adoption will have a material impact on its consolidated financial position or results of operations.

In July 2012, the FASB issued an amendment to the existing guidance on evaluating Indefinite-Lived Intangible Assets for Impairment. The amendment allows entities to first assess qualitative factors to determine whether it is necessary to perform the current impairment test under ASC Topic 350. If an entity determines based on a qualitative assessment that it is more likely than not (i.e., greater than 50%) that the fair value is not impaired no further testing is necessary. If the entity concludes that fair value is less than the carrying amount, the existing quantitative calculations under ASC Topic 350 continue to apply. The amendment is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after September 15, 2012, though early adoption is permitted. The Company has adopted the new qualitative assessment of the amendment as of July 1, 2012.

Note 2. Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements have been prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States.

Unless otherwise indicated, references to “FY 2011” and “FY 2012” are to the fiscal years ended June 30, 2011 and 2012, respectively.

Certain reclassifications have been made to the FY 2011 statements to conform to the current period presentation, the most significant of which was to reclass certain facilities costs from selling and general expenses to direct costs of leasing operations.

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned and majority-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated.

Foreign Currency Translation

The Company’s functional currencies for its foreign operations are the respective local currencies, the Australian (“AUS”) and New Zealand (“NZ”) dollars in the Asia-Pacific area and the Canadian (“C”) dollar in North America. All adjustments resulting from the translation of the accompanying consolidated financial statements from the functional currency into reporting currency are recorded as a component of stockholders’ equity in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 830, Foreign Currency Matters. All assets and liabilities are translated at the rates in effect at the balance sheet dates; and revenues, expenses, gains and losses are translated using the average exchange rates during the periods. Transactions in foreign currencies are translated at the foreign exchange rate prevailing at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies at the balance sheet date are translated to the functional currency at the foreign exchange rate prevailing at that date. Foreign exchange differences arising on translation are recognized in the statement of operations. Non-monetary assets and liabilities that are measured in terms of historical cost in a foreign currency are translated using the exchange rate at the date of the transaction. Non-monetary assets and liabilities denominated in foreign currencies that are stated at fair value are translated to the functional currency at foreign exchange rates prevailing at the dates the fair value was determined.

Segment Information

FASB ASC Topic 280, Segment Reporting, establishes standards for the way companies report information about operating segments in annual financial statements. It also establishes standards for related disclosures about products and services, geographic areas and major customers. Based on the provisions of FASB ASC Topic 280 and the manner in which the chief operating decision maker analyzes the business, the Company has determined it has two separately reportable geographic and operating segments, North America (Pac-Van, including corporate headquarters) and the Asia-Pacific area (Royal Wolf).

Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Material estimates that are particularly susceptible to significant changes include assumptions used in assigning value to identifiable intangible assets at the acquisition date, the assessment for impairment of goodwill, the assessment for impairment of other intangible assets, the allowance for doubtful accounts, share-based compensation expense, residual value of the lease fleet and deferred tax assets and liabilities. Assumptions and factors used in the estimates are evaluated on an annual basis or whenever events or changes in circumstances indicate that the previous assumptions and factors have changed. The results of the analysis could result in adjustments to estimates.

Cash Equivalents

The Company considers highly liquid investments with maturities of three months or less, when purchased, to be cash equivalents. The Company maintains its cash in bank deposit accounts that, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts. The Company believes it is not exposed to any significant credit risk on its cash balances.

Inventories

Inventories are stated at the lower of cost or market (net realizable value). Net realizable value is the estimated selling price in the ordinary course of business. Expenses of marketing, selling and distribution to customers, as well as costs of completion are estimated and are deducted from the estimated selling price to establish net realizable value. Costs are assigned to individual items of inventory on the basis of specific identification and include expenditures incurred in acquiring the inventories and bringing them to their existing condition and location. Inventories consist primarily of containers, modular buildings and mobile offices held for sale or lease and are comprised of the following (in thousands):

	June 30,
	2011	2012
Finished goods	$20,661	$30,053
Work in progress	281	1,153

	$20,942	$31,206

Derivative Financial Instruments

Derivative financial instruments include warrants issued by the Company’s rights offering (Note 3). Based on Emerging Issues Task Force Issue No. 00-19, Accounting for Derivative Financial Instruments Indexed to, and Potentially Settled in, a Company’s Own Stock, the issuance of the warrants were reported in stockholders’ equity and, accordingly, there was no impact on the Company’s financial position or results of operations. Subsequent changes in the fair value will not be recognized as the warrants are classified as equity instruments.

The Company may use derivative financial instruments to hedge its exposure to foreign currency and interest rate risks arising from operating, financing and investing activities. The Company does not hold or issue derivative financial instruments for trading purposes. However, derivatives that do not qualify for hedge accounting are accounted for as trading instruments. Derivative financial instruments are recognized initially at fair value. Subsequent to initial recognition, derivative financial instruments are stated at fair value. The gain or loss on remeasurement to fair value is recognized immediately in the statement of operations.

Accounting for Stock Options

For the issuances of stock options, the Company follows the fair value provisions of FASB ASC Topic 718, Stock Compensation, which require recognition of employee share-based compensation expense in the statements of operations over the vesting period based on the fair value of the stock option at the grant date. For stock options granted to non-employee consultants, the Company recognizes compensation expense measured at their fair value at each reporting date. Therefore, these stock options are subject to periodic fair value adjustments recorded in share-based compensation over the vesting period.

Fair Value

Fair values of financial instruments are estimated using relevant market information and other assumptions, as more fully disclosed in Note 6. Fair value estimates would involve uncertainties and matters of significant judgment regarding interest rates, credit risk, prepayments and other factors, especially in the absence of broad markets for particular items. Changes in assumptions or in market conditions could significantly affect these estimates

Property, Plant and Equipment

Owned assets

Property, plant and equipment are stated at cost, less accumulated depreciation and impairment losses. The cost of self-constructed assets includes the cost of materials, direct labor, the initial estimate (where relevant) of the costs of dismantling and removing the items and restoring the site on which they are located; and an appropriate allocation of production overhead, where applicable. Depreciation for property, plant and equipment is recorded on the straight-line basis over the estimated useful lives of the related asset. The residual value, the useful life and the depreciation method applied to an asset are reassessed at least annually.

Property, plant and equipment consist of the following (in thousands):

	Estimated Useful Life	June 30,
		2011	2012
Land	—	$2,064	$2,016
Building	40 years	1,027	1,020
Transportation and plant equipment (including capital lease assets)	3 – 10 years	15,914	18,196
Furniture, fixtures and office equipment	3 – 10 years	3,273	3,589

		22,278	24,821
Less accumulated depreciation and amortization		(9,626)	(12,089)

		$12,652	$12,732

Capital leases

Leases under which substantially all the risks and benefits incidental to ownership of the leased assets are assumed by the Company are classified as capital leases. Other leases are classified as operating leases. A lease asset and a lease liability equal to the present value of the minimum lease payments, or the fair value of the leased item, whichever is the lower, are capitalized and recorded at the inception of the lease. Lease payments are apportioned between the finance charges and reduction of the lease liability so as to achieve a constant rate of interest on the remaining balance of the liability. Finance charges are charged directly to the statement of operations. Capitalized leased assets are depreciated over the shorter of the estimated useful life of the asset or the lease term.

Operating leases

Payments made under operating leases are expensed on the straight-line basis over the term of the lease, except where an alternative basis is more representative of the pattern of benefits to be derived from the leased property. Where leases have fixed rate increases, these increases are accrued and amortized over the entire lease period, yielding a constant periodic expense over the term of the lease.

Lease Fleet

The Company has a fleet of storage, portable building, office and portable liquid storage tank containers, mobile offices, modular buildings and steps that it primarily leases to customers under operating lease agreements with varying terms. The value of the lease fleet (or lease or rental equipment) is recorded at cost and depreciated on the straight-line basis over the estimated useful life (5—20 years), after the date the units are put in service, down to their estimated residual values (up to 70% of cost). In the opinion of management, estimated residual values are at or below net realizable values. The Company periodically reviews these depreciation policies in light of various factors, including the practices of the larger competitors in the industry, and its own historical experience. Costs incurred on lease fleet units subsequent to initial acquisition are capitalized when it is probable that future economic benefits in excess of the originally assessed performance will result; otherwise, they are expensed as incurred.

At June 30, 2011 and 2012, the gross costs of the lease fleet were $246,932,000 and $294,258,000, respectively.

Units in the lease fleet are also available for sale. The cost of sales of a unit in the lease fleet is recognized at the carrying amount at the date of sale.

Impairment of Long-Lived Assets

The Company periodically reviews for the impairment of long-lived assets and assesses when an event or change in circumstances indicates the carrying value of an asset may not be recoverable. An impairment loss would be recognized when estimated future cash flows expected to result from the use of the asset and the eventual disposition is less than its carrying amount. The Company has determined that no impairment provision related to long-lived assets was required to be recorded as of June 30, 2011 and 2012.

Goodwill

The Company accounts for goodwill in accordance with FASB ASC Topic 350, Intangibles – Goodwill and Other. FASB ASC Topic 350 prohibits the amortization of goodwill and intangible assets with indefinite lives and requires these assets be reviewed for impairment at least annually. The Company operates two reportable and operating segments (Pac-Van and Royal Wolf) and all of the goodwill was allocated between these two reporting units. The Company performs an annual impairment test on goodwill at year end using the two-step process required under FASB ASC Topic 350. The first step is a screen for potential impairment, while the second step measures the amount of the impairment, if any.

At June 30, 2011 and 2012, the Company performed the first step of the two-step impairment test and compared the fair value of each reporting unit to its carrying value. In assessing the fair value of the reporting units, the Company considered both the market approach and the income approach. Under the market approach, the fair value of the reporting unit was determined on a weighted-average range of multiples to adjusted EBITDA. Under the income approach, the fair value of the reporting unit was based on the present value of estimated cash flows. The income approach was dependent on a number of significant management assumptions, including estimated future revenue growth rates, gross margins on sales, operating margins, capital expenditures and discount rates. Each approach was given equal weight in arriving at the fair value of the reporting unit and it was determined that the fair value of the Royal Wolf reporting unit exceeded the carrying values of its net assets at both periods and that the fair value of the Pac-Van reporting unit exceeded the carrying values of its net assets at June 30, 2012. However, at June 30, 2011, the fair value of the Pac-Van reporting unit was less than the carrying values of its net assets and, therefore, the Company performed a step-two impairment test for Pac-Van.

In the step-two test, the Company determined the implied fair value of the Pac-Van reporting unit’s goodwill and compared it to the carrying value of the goodwill. This involved allocating the fair value of the reporting unit to its respective assets and liabilities (as if it had been acquired in a separate and individual business combination and the fair value was the price paid to acquire it) with the excess of the fair value over the amounts assigned being the implied fair value of goodwill. For Pac-Van, the implied value of its goodwill was less than the carrying value of goodwill, resulting in an impairment charge of $5,858,000 at June 30, 2011. At June 30, 2012, the carrying value of goodwill at Pac-Van was $33,859,000.

The change in the balance of goodwill was as follows (in thousands)

	June 30,
	2011	2012
Beginning of year	$67,919	$68,948
Additions to goodwill	—	999
Foreign translation effect	6,887	(1,498)
Impairment of goodwill	(5,858)	—

End of year	$68,948	$68,449

Intangible Assets

Intangible assets include those with indefinite (trademark and trade name) and finite (primarily customer base and lists, non-compete agreements and deferred financing costs) useful lives. Customer base and lists and non-compete agreements are amortized on the straight-line basis over the expected period of benefit which range from one to ten years. Costs to obtaining long-term financing are deferred and amortized over the term of the related debt using the straight-line method. Amortizing the deferred financing costs using the straight-line method does not produce significantly different results than that of the effective interest method.

Intangible assets consist of the following (in thousands):

	June 30,
	2011	2012
Trademark and trade name	$2,500	$2,542
Customer base and lists	37,224	36,431
Non-compete agreements	7,313	7,321
Deferred financing costs	1,948	1,933
Other	1,372	1,618

	50,357	49,845
Less accumulated amortization	(26,999)	(31,687)

	$ 23,358	$ 18,158

The Company reviews intangible assets (those assets resulting from acquisitions) at least annually for impairment or when events or circumstances indicate these assets might be impaired. The Company tests impairment using historical cash flows and other relevant facts and circumstances as the primary basis for estimates of future cash flows. At June 30, 2011, the Company, pursuant to an evaluation that determined that the respective fair value was less than the carrying value, recognized an impairment charge of $250,000 to the trade name acquired in the Pac-Van acquisition (see Note 1). This impairment charge was recorded as a part of depreciation and amortization in the accompanying consolidated statements of operations.

The estimated future amortization of intangible assets with finite useful lives as of June 30, 2012 is as follows (in thousands):

Year Ending June 30,
2013	$5,090
2014	3,414
2015	2,314
2016	2,235
2017	2,485
Thereafter	78

$15,616

Defined Contribution Benefit Plan

Obligations for contributions to defined contribution benefit plans are recognized as an expense in the statement of operations as incurred. Contributions to defined contribution benefit plans in FY 2011 and FY 2012 were $1,115,000 and $1,249,000, respectively.

Revenue Recognition

The Company leases and sells new and used storage, office, building and portable liquid storage tank containers, modular buildings and mobile offices to its customers, as well as providing other ancillary products and services. Leases to customers generally qualify as operating leases unless there is a bargain purchase option at the end of the lease term. Revenue is recognized as earned in accordance with the lease terms established by the lease agreements and when collectability is reasonably assured.

Revenue from sales of the lease fleet is generally recognized upon delivery and when collectability is reasonably assured. Certain arrangements to sell units under long-term construction-type sales contracts are accounted for under the percentage of completion method. Under this method, income is recognized in proportion to the incurred costs to date under the contract to estimated total costs.

Unearned revenue includes end of lease services not yet performed by the Company (such as transport charges for the pick-up of a unit where the actual pick-up has not yet occurred as the unit is still leased), advance rentals and deposit payments.

Advertising

Advertising costs are generally expensed as incurred. Direct-response advertising costs, principally yellow page advertising, are monitored through call logs and advertising source codes, are capitalized when paid and amortized over the period in which the benefit is derived. However, the amortization period of the prepaid balance never exceeds 12 months. At June 30, 2011 and 2012, prepaid advertising costs were approximately $257,000 and $179,000, respectively. Advertising costs expensed were approximately $2,774,000 and $2,966,000 for FY 2011 and FY 2012, respectively.

Income Taxes

The Company uses the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recorded for temporary differences between the financial reporting basis and income tax basis of assets and liabilities at the balance sheet date multiplied by the applicable tax rates. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized. Income tax expense is recorded for the amount of income tax payable or refundable for the period increased or decreased by the change in deferred tax assets and liabilities during the period.

The Company files U.S. Federal tax returns, multiple U.S. state (and state franchise) tax returns and Australian, New Zealand and Canadian tax returns. For U.S. Federal tax purposes, all periods subsequent to June 30, 2008 are subject to examination by the U.S. Internal Revenue Service (“IRS”). The Company believes that its income tax filing positions and deductions would be sustained on audit and does not anticipate any adjustments that would result in a material change. Therefore, no reserves for uncertain income tax positions have been recorded. In addition, the Company does not anticipate that the total amount of unrecognized tax benefit related to any particular tax position will change significantly within the next 12 months.

The Company’s policy for recording interest and penalties, if any, will be to record such items as a component of income taxes.

Net Income per Common Share

Basic net income per common share is computed by dividing net income attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the periods. Diluted net income per common share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the Company. The potential dilutive securities the Company has outstanding are warrants and stock options. The following is a reconciliation of weighted average shares outstanding used in calculating earnings per common share:

	Year Ended June 30,
	2011	2012
Basic	22,013,299	22,013,401
Assumed exercise of warrants	—	—
Assumed exercise of stock options	—	286,224

Diluted	22,013,299	22,299,625

Potential common stock equivalents (consisting of warrants and stock options) totaling 3,414,674 and 3,651,063 for FY 2011 and FY 2012, respectively, have been excluded from the computation of diluted earnings per share because the effect is anti-dilutive.

Recently Issued Accounting Pronouncements

In August 2010, the FASB, as result of a joint project with the International Accounting Standards Board (“IASB”) to simplify lease accounting and improve the quality of and comparability of financial information for users, published a proposed standard that would change the accounting and financial reporting for both lessee and lessor under ASC Topic 840, Leases. The proposed standard would effectively eliminate off-balance sheet accounting for most of the operating leases of lessees and would require lessors to apply a receivable and residual accounting approach. Subsequent to June 30, 2011, the FASB and IASB announced their intention to re-expose the common leasing standard exposure draft for revised proposals since August 2010 and, through June 30, 2012, continue to redeliberate issues and concerns raised in response to the proposed standard. Completion of deliberations and issuance of a revised exposure draft are anticipated during the fourth quarter of calendar year 2012, with final standards to be published in mid-2013. The Company believes that the final standards, if issued in substantially the same form as the published proposal, would have a material effect in the presentation of its consolidated financial position and results of operations.

In May 2011, the FASB issued amendments to the existing guidance on fair value measurement. The amendments are intended to create consistency between GAAP and International Financial Reporting Standards on measuring fair value and disclosing information about fair value measurements. The amendments clarify the application of existing fair value measurement requirements including (i) the application of the highest and best use valuation premise concepts, (ii) measuring the fair value of an instrument classified in a reporting entity’s equity and (iii) quantitative information required for fair value measurements categorized within Level 3. In addition, the amendments require additional disclosure for Level 3 measurements regarding the sensitivity of fair value to changes in unobservable inputs and any interrelationships between those inputs. These amendments are effective for interim and annual periods beginning after December 15, 2011. These changes are required to be applied prospectively and the adoption did not have a material impact on the consolidated financial position or results of operations.

In September 2011, the FASB issued an amendment to the existing guidance on goodwill impairment. The amendment allows entities to first assess qualitative factors to determine whether it is necessary to perform the current two-step quantitative goodwill impairment test under ASC Topic 350, Intangibles – Goodwill. If an entity elects to use the option, it will no longer be required to calculate the fair value of a reporting unit unless a determination is made based on a qualitative assessment that it is more likely than not (i.e., greater than 50%) that the fair value of the reporting unit is less than its carrying amount. If the entity concludes that fair value is less than the carrying amount, the existing quantitative calculations in steps one and two under ASC Topic 350 continue to apply. However, if the entity concludes that fair value exceeds the carrying amount; neither of the two steps is required. The amendment allows entities to continue applying the existing two-step test and if an entity elects not to use the qualitative assessment in one period, it may resume performing the qualitative assessment in any subsequent period. The amendment is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, though early adoption is permitted. The Company will use the new qualitative assessment of the amendment for periods subsequent to June 30, 2012.

In December 2011, the FASB and IASB issued joint amendments to enhance disclosures with respect to offsetting and related arrangements for financial and derivative instruments presented in statements of financial position. These amendments to ASC Topic 210, Balance Sheet, require entities to provide both net and gross information about both instruments and transactions subject to an agreement similar to a master netting arrangement in order to enhance comparability between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards (“IFRS”). The amendments are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. These amendments are required to be applied prospectively and the Company does not expect that the adoption will have a material impact on its consolidated financial position or results of operations.

In July 2012, the FASB issued an amendment to the existing guidance on evaluating Indefinite-Lived Intangible Assets for Impairment. The amendment allows entities to first assess qualitative factors to determine whether it is necessary to perform the current impairment test under ASC Topic 350. If an entity determines based on a qualitative assessment that it is more likely than not (i.e., greater than 50%) that the fair value is not impaired no further testing is necessary. If the entity concludes that fair value is less than the carrying amount, the existing quantitative calculations under ASC Topic 350 continue to apply. The amendment is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after September 15, 2012, though early adoption is permitted. The Company will use the new qualitative assessment of the amendment for periods subsequent to June 30, 2012.

Equity Transactions	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
Equity Transactions

Note 3. Equity Transactions

Rights Offering

On June 25, 2010, the Company completed a rights offering. The offering entitled holders of the rights to purchase units at $1.50 per unit, with each unit consisting of one share of GFN common stock and a three-year warrant to purchase 0.5 additional shares of GFN common stock at an exercise price of $4.00 per share. At December 31, 2012, the Company had outstanding a total of 4,187,247 warrants that would enable the holders to acquire an additional 2,093,623 shares of common stock at an exercise price of $4.00 per share.

Cumulative Preferred Stock

The Company conducted private placements of Series A 12.5% Cumulative Preferred Stock, par value $0.0001 per share and liquidation preference of $50 per share (“Series A Preferred Stock”); and Series B 8% Cumulative Preferred Stock, par value of $0.0001 per share and liquidation value of $1,000 per share (“Series B Preferred Stock”). The Series B Preferred Stock is offered primarily in connection with business combinations. The Series A Preferred Stock and the Series B Preferred Stock are referred to collectively as the “Cumulative Preferred Stock.” Upon issuance of the Cumulative Preferred Stock, the Company recorded the liquidation value as the preferred equity in the consolidated balance sheet, with any issuance or offering costs as a reduction in additional paid-in capital. As of December 31, 2012, the Company had issued 25,900 shares and 100 shares of Series A Preferred Stock and Series B Preferred Stock for total proceeds of $1,295,000 and $100,000, respectively.

The Cumulative Preferred Stock is not convertible into GFN common stock, has no voting rights, except as required by Delaware law, and is not redeemable prior to February 1, 2014; at which time it may be redeemed at any time, in whole or in part, at the Company’s option. Holders of the Cumulative Preferred Stock are entitled to receive, when declared by the Company’s Board of Directors, annual dividends payable quarterly in arrears on the 31st day of January, July and October and on the 30th day of April of each year. In the event of any liquidation or winding up of the Company, the holders of the Cumulative Preferred Stock will have preference to holders of common stock; with the holders of the Series A Preferred Stock having preference over holders of the Series B Preferred Stock.

In connection with an acquisition during the year ended June 30, 2011, the Company issued 110 shares of Series B Preferred Stock with a liquidation value of $110,000 that is redeemable in three annual installments from the dates of issuance. As a result, these issuances, which total $40,000 at December 31, 2012, are classified as a liability in the condensed consolidated balance sheet under the caption “Senior and other debt.”

As of December 31, 2012, since issuance, dividends paid or payable totaled $624,000 and $46,000 for the Series A Preferred Stock and Series B Preferred Stock, respectively. The characterization of dividends to the recipients for Federal income tax purposes is made based upon the earnings and profits of the Company, as defined by the Internal Revenue Code.

In connection with the Southern Frac acquisition (see Note 4), the Company issued 750 shares of a new Series C Convertible Cumulative Preferred Stock, par value $0.0001 per share and liquidation preference of $1,000 per share (“Series C Preferred Stock”). Each share of Series C Preferred Stock will accrue no dividends unless declared by the Board of Directors of the Company. The Series C Preferred Stock is automatically convertible into 150,000 shares of GFN common stock at the date that the shares of GFN common stock have a closing price equal to or in excess of $5.00 per share on the NASDAQ Stock Market. If after two years the shares have not converted automatically, the holder can convert at there discretion. In addition the shares are redeemable by the Company for cash at any time for the liquidation value plus accrued but unpaid dividends.

Royal Wolf Dividend

On August 14, 2012, the Board of Directors of Royal Wolf declared a dividend of AUS$0.045 per RWH share payable on October 2, 2012 to shareholders of record on September 20, 2012. The condensed consolidated financial statements reflect the amount of the dividend pertaining to the noncontrolling interest.

Note 3. Equity Transactions

Rights Offering

On June 25, 2010, the Company completed a rights offering to stockholders of record as of May 14, 2010. The offering entitled holders of the rights to purchase units at $1.50 per unit, with each unit consisting of one share of GFN common stock and a three-year warrant to purchase 0.5 additional shares of GFN common stock at an exercise price of $4.00 per share. At June 30, 2012, the Company has a total of 4,187,247 shares of common stock and 4,187,247 warrants to acquire an additional 2,093,623 shares of common stock at an exercise price of $4.00 per share.

Cumulative Preferred Stock

The Company conducted private placements of Series A 12.5% Cumulative Preferred Stock, par value $0.0001 per share and liquidation preference of $50 per share (“Series A Preferred Stock”); and Series B 8% Cumulative Preferred Stock, par value of $0.0001 per share and liquidation value of $1,000 per share (“Series B Preferred Stock”). The Series B Preferred Stock is offered primarily in connection with business combinations. The Series A Preferred Stock and the Series B Preferred Stock are referred to collectively as the “Cumulative Preferred Stock.” Upon issuance of the Cumulative Preferred Stock, the Company records the liquidation value as the preferred equity in the consolidated balance sheet, with any issuance or offering costs as a reduction in additional paid-in capital. As of June 30, 2012, the Company had issued 25,900 shares and 100 shares of Series A Preferred Stock and Series B Preferred Stock for total proceeds of $1,295,000 and $100,000, respectively.

The Cumulative Preferred Stock is not convertible into GFN common stock, has no voting rights, except as required by Delaware law, and is not redeemable prior to February 1, 2014; at which time it may be redeemed at any time, in whole or in part, at the Company’s option. Holders of the Cumulative Preferred Stock are entitled to receive, when declared by the Company’s Board of Directors, annual dividends payable quarterly in arrears on the 31st day of January, July and October and on the 30th day of April of each year. In the event of any liquidation or winding up of the Company, the holders of the Cumulative Preferred Stock will have preference to holders of common stock; with the holders of the Series A Preferred Stock having preference over holders of the Series B Preferred Stock.

In connection with the acquisition of Advanced Mobile Storage (see Note 4), the Company issued 110 shares of Series B Preferred Stock with a liquidation value of $110,000 that is redeemable in three annual installments from the dates of issuance. As a result, these issuances, which total $73,000 at June 30, 2012, is classified as a liability in the consolidated balance sheet under the caption “Senior and other debt.”

As of June 30, 2012, since issuance, dividends paid or payable totaled $544,000 and $40,000 for the Series A Preferred Stock and Series B Preferred Stock, respectively. The characterization of dividends to the recipients for Federal income tax purposes is made based upon the earnings and profits of the Company, as defined by the Internal Revenue Code.

Royal Wolf Dividend

In February 2012, the Board of Directors of Royal Wolf declared a dividend of AUS$0.035 per RWH share payable to shareholders of record on March 20, 2012 and the consolidated financial statements reflect the amount of the dividend pertaining to the noncontrolling interest.

Acquisitions	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
Acquisitions

Note 4. Acquisitions

The Company can enhance its business and market share by entering into new markets in various ways, including starting up a new location or acquiring a business consisting of container, modular unit or mobile office assets of another entity. An acquisition generally provides the Company with operations that enables it to at least cover existing overhead costs and is preferable to a start-up or greenfield location. The businesses discussed below were acquired primarily to expand the Company’s container lease fleet.

On August 1, 2012, the Company, through Royal Wolf, purchased the business of Tassay Pty Ltd., d.b.a. “Rockhampton Container Sales,” for approximately $656,000 (AUS$624,000), which included a holdback amount of $32,000 (AUS$31,000) . Rockhampton Container Sales leases and sells containers and is based in Rockhampton, Queensland.

On August 17, 2012, the Company, through Pac-Van, purchased the business of Camelback Container Services, LLC (“Camelback”) for $178,000, which included a holdback amount of $16,000. Camelback performs, among other things, custom modifications of ground level offices and storage containers in Phoenix, Arizona.

On September 17, 2012, the Company, through Pac-Van, purchased the business of Container Connection, LLC (“Container Connection”) for $1,534,000, which included a holdback amount of $207,000. Container Connection leases and sells containers in Albany, Georgia and Orlando, Florida.

On October 1, 2012, the Company, through GFNMC, acquired 90% of the membership interests of Southern Frac for $6,969,000; which included a noninterest-bearing holdback note of $2,000,000 payable over three years and, therefore, discounted to $1,572,000 at the date of acquisition. Funding for this acquisition included $2,000,000 from borrowings under a new $15,000,000 senior credit facility with Wells Fargo Bank, National Association (“Wells Fargo SF Credit Facility” – see Note 5) and $750,000 from the issuance of 750 shares of Series C Preferred Stock (see Note 3). In conjunction with the acquisition of Southern Frac, GFNMC entered into an agreement with the 10% noncontrolling interest holder for a call option that provides that for the period commencing on April 1, 2013 through October 1, 2017, GFNMC may purchase the noncontrolling interest for an initial price of $1,500,000, with incremental increases of $250,000 for each of the subsequent seven six-month periods. Southern Frac manufactures portable liquid storage containers in Waxahachie, Texas.

On November 5, 2012, the Company, through Royal Wolf, purchased the businesses of Australian Container & Engineering Services Pty Limited, Container Engineering North Queensland Pty Limited and Australian Container Traders Pty Limited, collectively “Coral Seas Containers,” for approximately $5,618,000 (AUS$5,434,000), which included a holdback amount of $289,000 (AUS$280,000). Coral Seas Containers, among other things, leases and sells containers and is based in Queensland.

On November 22, 2012, the Company, through Royal Wolf, purchased the business of Cairns Containers Pty Limited (“Cairns Containers”) for approximately $845,000 (AUS$814,000), which included a holdback amount of $44,000 (AUS$43,000). Cairns Container leases and sells containers and is based in Cairns, Queensland.

The accompanying condensed consolidated financial statements include the operations of the acquired businesses from the dates of acquisition. The allocations for the acquisitions in FY 2013 to tangible and intangible assets acquired and liabilities assumed based on their estimated fair market values were as follows (in thousands):

	Southern Frac October 1, 2012	Coral Seas Containers November 5, 2012	Other Acquisitions	Total
Fair value of the net tangible assets acquired and liabilities assumed:
Restricted cash	$1,000	$—	$—	$1,000
Trade and other receivables	3,203	14	1	3,218
Inventories	2,296	528	28	2,852
Prepaid expenses and other	152	—	4	156
Property, plant and equipment	2,892	107	224	3,223
Lease fleet	—	3,649	2,666	6,315
Accounts payables and accrued liabilities	(6,202)	(177)	(99)	(6,478)
Income taxes payable	—	—	—	—
Unearned revenue and advance payments	—	(8)	(15)	(23)
Long-term debt and obligations	(47)	—	—	(47)
Noncontrolling interest	(889)	—	—	(889)

Total net tangible assets acquired, liabilities assumed and noncontrolling interest	2,405	4,113	2,809	9,327
Fair value of intangible assets acquired:
Non-compete agreement	71	580	331	982
Customer lists	1,112	295	250	1,657
Trade name	387	—	—	387
Other	261	—	—	261
Goodwill	2,733	630	38	3,401

Total intangible assets acquired	4,564	1,505	619	6,688

Total purchase allocation	$6,969	$5,618	$3,428	$16,015

The estimated fair value of the tangible and intangible assets acquired and liabilities assumed exceeded the purchase prices of Rockhampton Container Sales and Container Connection resulting in estimated bargain purchase gains of $55,000 and $160,000, respectively. These gains have been recorded as non-operating income in the accompanying condensed consolidated statements of operations.

Transaction costs are expensed as incurred and included in selling and general expenses in the accompanying condensed consolidated statements of operations. Transaction costs associated with the Southern Frac acquisition totaled approximately $200,000 and were not material for the other acquisitions in FY 2013.

Note 4. Acquisitions

FY 2011 Acquisitions

In two separate transactions, on October 1, 2010 and on January 14, 2011, the Company, through Pac-Van, purchased the business of Advanced Mobile Storage (“AMS”) for a total of $990,000; which included the issuance of 110 shares of redeemable preferred stock (see Note 3). The total purchase price has been allocated to tangible (lease fleet) and intangible (customer base and non-compete agreement) assets acquired, based on their estimated fair market values, and totaled $893,000 and $193,000, respectively, less trade payables and accrued liabilities assumed of $96,000.

FY 2012 Acquisitions

Effective May 1, 2012, the Company, through Pac-Van, purchased the business of Handysides Developments Ltd., d.b.a. “Container King,” for $1,721,000 (C$1,692,000). Container King leases and sells containers and is located in Alberta, Canada.

On May 31, 2012, the Company, through Royal Wolf, purchased the business of ContainerTech Hire Ltd. and ContainerTech Services Ltd., divisions of ContainerTech Group Ltd. (“Container Tech”) for $2,910,000 (NZ$3,798,000). Container Tech leases, sells and modifies container products and is located in New Zealand.

The accompanying consolidated financial statements include the operations of the acquired businesses from the dates of acquisition. The allocation for the acquisitions in FY 2012 to tangible and intangible assets acquired and liabilities assumed based on their estimated fair market values were as follows (in thousands):

	Container King May 1, 2012	Container Tech May 31, 2012	Total
Fair value of the net tangible assets acquired and liabilities assumed:
Trade and other receivables	$197	$—	$197
Inventories (primarily containers)	546	—	546
Property, plant and equipment	421	125	546
Lease fleet	292	2,020	2,312
Trade payables and accrued liabilities	(413)	(77)	(490)
Income taxes payable	(53)	—	(53)
Unearned revenue and advance payments	(14)	(23)	(37)
Long-term debt and obligations	—	—	—
Deferred tax liabilities	(189)	—	(189)

Total net tangible assets acquired and liabilities assumed	787	2,045	2,832
Fair value of intangible assets acquired:
Non-compete agreement	48	249	297
Customer lists	262	197	459
Trade name	44	—	44
Goodwill	580	419	999

Total intangible assets acquired	934	865	1,799

Total purchase consideration	$1,721	$2,910	$4,631

The Company can enhance its business and enter new markets in various ways, including starting up a new location or acquiring a business consisting of container, modular unit or mobile office assets of another entity. An acquisition generally provides the Company with operations that enables it to at least cover existing overhead costs and is preferable to a start-up or greenfield location. The businesses discussed above were acquired primarily to expand the Company’s container lease fleet.

Goodwill recognized is attributable primarily to expected corporate synergies, the assembled workforce and other factors. None of the goodwill is deductible for U.S. income tax purposes. The Company incurred approximately $100,000 of transaction costs associated with acquisitions during FY 2012 that were expensed as incurred and are included in selling and general expenses in the accompanying consolidated statements of operations.

Senior and Other Debt	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
Senior and Other Debt

Note 5. Senior and Other Debt

Royal Wolf Senior Credit Facility

Royal Wolf has an approximately $128,900,000 (AUS$100,000,000 and NZ$29,400,000) senior credit facility with Australia and New Zealand Banking Group Limited (“ANZ”), which is secured by substantially all of the assets of the Company’s Australian and New Zealand subsidiaries. The facility matures on June 30, 2014, except for a $15,561,000 (AUS$15,000,000) revolving sub-facility that matures on November 14, 2014. The ANZ senior credit facility, as amended, is comprised of a working capital sub-facility (primarily for receivable financing) and revolving sub-facilities (primarily for lease fleet purchases and acquisitions) in both Australia and New Zealand. As of December 31, 2012, based upon the exchange rate of one Australian dollar to $1.0374 U.S. dollar and one New Zealand dollar to $0.7909 Australian dollar, total borrowings and availability under the ANZ credit facility totaled $111,012,000 (AUS$107,010,000) and $17,897,000 (AUS$17,252,000), respectively. At December 31, 2012, borrowings under the working capital and revolving sub-facilities totaled $6,482,000 (AUS$6,248,000) and $104,530,000 (AUS$100,762,000), respectively, and bear interest at the bank bill swap interest rate in Australia (BBSY) or New Zealand (BKBM), plus 1.85% – 2.05% per annum. At December 31, 2012, the BBSY and BKBM was 3.17% and 2.72%, respectively.

Royal Wolf also has a $3,112,200 (AUS$3,000,000) sub-facility with ANZ to, among other things, facilitate direct and global payments using electronic banking services and a bank guarantee sub-facility of $1,037,400 (AUS$1,000,000).

The ANZ senior credit facility, as amended, is subject to certain financial and other customary covenants, including, among other things, compliance with specified consolidated interest coverage and total debt ratios based on earnings before interest, income taxes, amortization and depreciation and other non-operating costs (“EBITDA”) and the payment of dividends are not to exceed 60% of net profits (adding back amortization), plus any dividend surplus from the previous year, as defined.

Pac-Van Senior Credit Facility

Pac-Van had an $85,000,000 senior secured revolving credit facility with a syndicate led by PNC Bank, National Association (“PNC”) that included Wells Fargo Bank, National Association (“Wells Fargo”) and Union Bank, N.A. (the “PNC Credit Facility”). The PNC Credit Facility was scheduled to mature on January 16, 2013, but on September 7, 2012, Pac-Van entered into a new five-year, senior secured revolving credit facility with a syndicate led by Wells Fargo, that also includes HSBC Bank USA, NA, and the Private Bank and Trust Company (the “Wells Fargo Credit Facility”). Under the Wells Fargo Credit Facility, Pac-Van may borrow up to $110,000,000, subject to the terms of a borrowing base, as defined, and provides for the issuance of irrevocable standby letters of credit in amounts totaling up to $5,000,000. Borrowings will accrue interest, at Pac-Van’s option, either at the base rate plus 1.75% to 2.25% or the LIBOR plus 2.75% to 3.25%. The Wells Fargo Credit Facility contains, among other things, certain financial covenants, including fixed charge coverage ratios and utilization ratios, and provides that at any time prior to September 7, 2016, Pac-Van, subject to certain conditions, may increase the amount that may be borrowed under the Credit Facility by $10,000,000 to a maximum of $120,000,000. In connection with the initial funding of the Wells Fargo Credit Facility, all outstanding amounts due under the PNC Credit Facility and the $15,000,000 senior subordinated note with Laminar Direct Capital, L.L.C. (“Laminar Note”) were fully repaid and, in addition, the limited guaranty by Ronald F. Valenta and Lydia D. Valenta was terminated.

At December 31, 2012, borrowings and availability under the Wells Fargo Credit Facility totaled $92,651,000 and $20,264,000, respectively.

Southern Frac Senior Credit Facility

The Wells Fargo SF Credit Facility provides Southern Frac with (i) a senior secured revolving line of credit under which Southern Frac may borrow, subject to the terms of a borrowing base, as defined, up to $12,000,000 with a three-year maturity; (ii) a $500,000 equipment term loan (the “Equipment Term Loan”), which fully amortizes over 36 months; (iii) a $1,500,000 term loan (the “Term Loan B” and, collectively with the Equipment Term Loan, the “Term Loans”), which fully amortizes over 24 months; and (iv) up to $1,000,000 of capital expenditure loans (the “CapEx Loans”) which fully amortize over 36 months. The Wells Fargo SF Credit Facility contains, among other things, certain financial covenants, including excess availability and fixed charge coverage ratios, and other covenants, representations, warranties, indemnification provisions, and events of default that are customary for senior secured credit facilities; including events of default relating to a change of control of GFN, GFNMC and Southern Frac. Borrowings under the Wells Fargo SF Credit Facility will accrue interest based on the three-month LIBOR, plus a margin equal to 3.5% for the revolving line of credit, 4.0% for the Equipment Term Loan, 7.0% for the Term Loan B and 4.0% for the CapEx Loans.

At December 31, 2012, borrowings and availability under the Wells Fargo SF Credit Facility totaled $2,484,000 and $1,748,000, respectively.

Other

Other debt, including redeemable preferred stock (see Note 3) and a seller note payable in connection with the Southern Frac acquisition (see Note 4) totaled $4,790,000 at December 31, 2012.

The weighted-average interest rate in the Asia-Pacific area was 8.8% and 6.0% in FY 2012 and FY 2013, respectively; which does not include the effect of translation, interest rate swap contracts and options and the amortization of deferred financing costs. The weighted-average interest rate in the United States was 6.3% and 4.9% in FY 2012 and FY 2013, respectively; which does not include the effect of the amortization of deferred financing costs and accretion of interest.

Loan Covenant Compliance

At December 31, 2012, the Company was in compliance with the financial covenants under its senior credit facilities.

Note 5. Senior and Other Debt

Royal Wolf Senior Credit Facility

Royal Wolf has an approximately $111,771,000 (AUS$110,000,000) senior credit facility with Australia and New Zealand Banking Group Limited (“ANZ”), which is secured by substantially all of the assets of the Company’s Australian and New Zealand subsidiaries and matures on June 30, 2014. The ANZ credit facility, as amended, is comprised of two sub-facilities, a $15,242,000 (AUS$15,000,000) working capital sub-facility, primarily for receivable financing and a $96,530,000 (AUS$95,000,000) revolving sub-facility, primarily for lease fleet purchases and acquisitions. As of June 30, 2012, based upon the exchange rate of one Australian dollar to $1.0161 U.S. dollar and one New Zealand dollar to $0.7840 Australian dollar, borrowings and availability under the ANZ credit facility totaled $95,759,000 (AUS$94,242,000) and $16,012,000 (AUS$15,758,000), respectively. At June 30, 2012, borrowings under the working capital sub-facility totaled $8,858,000 (AUS$8,718,000) and bear interest at ANZ’s prime rate (3.50% at June 30, 2012) plus 1.85% per annum, and borrowings under the revolving sub-facility totaled $86,901,000 (AUS$85,524,000) and bear interest at ANZ’s prime rate plus 2.05% per annum.

Royal Wolf also has a $3,048,000 (AUS$3,000,000) sub-facility with ANZ to, among other things, facilitate direct and global payments using electronic banking services.

The ANZ senior credit facility, as amended, is subject to certain financial and other customary covenants, including, among other things, compliance with specified consolidated interest coverage and total debt ratios based on earnings before interest, income taxes, amortization and depreciation and other non-operating costs (“EBITDA”) and the payment of dividends are not to exceed 60% of net profits (adding back amortization), plus any dividend surplus from the previous year, as defined.

Pac-Van Senior Credit Facility

Pac-Van has an $85,000,000 senior secured revolving credit facility with a syndicate led by PNC Bank, National Association (“PNC”) that includes Wells Fargo Bank, National Association (“Wells Fargo”) and Union Bank, N.A. (“UB”) (the “PNC Credit Facility”). Under the terms of the PNC Credit Facility, as amended, Pac-Van may borrow up to $85,000,000, subject to the terms of a borrowing base and certain borrowing restrictions based on senior leverage, as defined, and will accrue interest, at Pac-Van’s option, either at the prime rate (3.25% at June 30, 2012) plus 2.75%, or the Eurodollar rate (0.24575%, 0.34275% and 0.46060% at June 30, 2012 for the one-month, two-month and three-month LIBOR, respectively) plus 3.75%. The PNC Credit Facility also provides for the issuance of irrevocable standby letters of credit in amounts totaling up to $5,000,000, contains certain financial covenants, including fixed charge coverage and senior leverage ratios based on EBITDA, as defined, and a lease fleet utilization ratio. The PNC Credit Facility also includes customary negative and other covenants, including events of default relating to a change of control, as defined, at GFN, GFNNA (which has guaranteed the repayment of all outstanding borrowings and obligations of the PNC Credit Facility) and Pac-Van or upon the cessation of involvement of Ronald F. Valenta as a director or officer in the operations and management of GFN, GFNNA or Pac-Van.

The PNC Credit Facility matures on January 16, 2013, at which time all amounts borrowed must be repaid, but Pac-Van has the right to prepay loans in whole or in part at any time, provided that Pac-Van will be required to pay PNC a prepayment fee of $350,000 if it prepays the loans in full prior to July 16, 2012. At June 30, 2012, borrowings and availability under the PNC Credit Facility totaled $62,201,000 and $20,701,000, respectively.

The repayment of borrowings under the PNC Credit Facility is secured by substantially all of the assets of Pac-Van and by a limited guaranty by Ronald F. Valenta and Lydia D. Valenta (the “Valenta Limited Guaranty”). Pursuant to the Valenta Limited Guaranty, the Valentas guaranteed $10,000,000 of borrowings from July 16, 2010 until June 30, 2011, $8,000,000 of borrowings from July 1, 2011 until June 30, 2012 and $6,000,000 of borrowings from July 1, 2012 until January 16, 2013. The amounts guaranteed by the Valentas will only be reduced if no event of default has occurred under the PNC Credit Facility and if Pac-Van has delivered to PNC the certificates necessary to demonstrate compliance by Pac-Van with the financial covenants at the date of each scheduled reduction. In consideration for entering into the Valenta Limited Guaranty, Pac-Van will pay the Valentas a fee equal to 1.2% of the lower of outstanding borrowings or the guaranty amount. A guarantee fee of $120,000 for the first year was paid at or near the closing of the PNC Credit Facility and, commencing with the first anniversary from the closing date, the guaranty fee will be paid in advance at a rate of 0.3% per quarter, so long as Pac-Van remains in compliance with the covenants of the PNC Credit Facility. In addition, the Valentas entered into a pledge and security agreement for the benefit of PNC whereby the Valentas pledged a deposit account maintained by PNC, and all interest accrued thereon, to secure the repayment of all loans and the performance of all obligations under the PNC Credit Facility.

Subsequent to June 30, 2012, borrowings under the PNC Credit Facility were fully repaid and the Valenta Limited Guaranty was terminated in connection with the entering of a new senior credit facility at Pac-Van (see Note 13).

Laminar Note

The Company has a $15,000,000 senior subordinated note with Laminar Direct Capital, L.L.C. (“Laminar”) issued by GFN (the “Laminar Note”). The Laminar Note accrues interest at the floating rate of LIBOR plus 10.0% per annum, provided that LIBOR shall be not less than 3.0%, and is payable monthly in arrears commencing on August 1, 2010. The Laminar Note matures on July 16, 2013, at which time all amounts borrowed must be repaid; but it may be prepaid by GFN in part or in full at any time before the maturity date without penalty and by Pac-Van, upon prior written notice, subject to the terms of the intercreditor agreement among Pac-Van, GFNNA, PNC and Laminar.

The Laminar Note contains certain financial covenants, including a consolidated funded indebtedness-to-consolidated EBITDA, as defined, leverage ratio, a minimum consolidated EBITDA covenant for the four most recently completed calendar quarters of not less than $28,000,000; and customary covenants, including events of default relating to a change of control, as defined, at GFN, GFNNA and Pac-Van (both of which have guaranteed the repayment of all outstanding borrowings and obligations of the Laminar Note) and covenants which limit the ability of GFNNA and Pac-Van to sell assets, enter into acquisitions and incur additional indebtedness. In addition, the terms of the Laminar Note prohibit GFNNA and Pac-Van from extending the maturity of the PNC Credit Facility to a date later than April 16, 2013, increasing the maximum indebtedness above $93,500,000 without the prior written consent of Laminar, entering into interest rate increases for indebtedness and from undertaking certain other actions.

Subsequent to June 30, 2012, borrowings under the Laminar Note were fully repaid in connection with the entering of a new senior credit facility at Pac-Van (see Note 13).

Other

Other debt (including redeemable preferred stock – see Note 3) totaled $1,132,000 at June 30, 2012.

The weighted-average interest rate in the Asia-Pacific area was 12.0% and 8.1% in FY 2011 and FY 2012, respectively; which does not include the effect of translation, interest rate swap contracts and options and the amortization of deferred financing costs. The weighted-average interest rate in the United States was 6.2% and 6.4% in FY 2011 and FY 2012, respectively, which does not include the effect of the amortization of deferred financing costs.

Loan Covenant Compliance

At June 30, 2012, the Company was in compliance with the financial covenants under its senior credit facilities and the Laminar Note.

Senior and other debt consisted of the following at June 30, 2011 and 2012 (in thousands):

	June 30,
	2011	2012
ANZ Credit Facility	$63,113	$95,759
PNC Credit Facility	56,689	62,201
Laminar Note	15,000	15,000
Other	1,787	1,132

	$136,589	$174,092

Scheduled Maturities on Senior and Other Debt

The scheduled maturities for the senior credit facilities senior subordinated notes and other debt at June 30, 2012 were as follows (in thousands):

Year Ending June 30,
2013	$8,139
2014	87,894
2015	403
2016	286
2017	77,370
Thereafter	—

$174,092

Financial Instruments	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
Financial Instruments

Note 6. Financial Instruments

Fair Value Measurements

FASB ASC Topic 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, FASB ASC Topic 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value, as follows:

Level 1 – Observable inputs such as quoted prices in active markets for identical assets or liabilities;

Level 2 – Observable inputs, other than Level 1 inputs in active markets, that are observable either directly or indirectly; and

Level 3 – Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

The Company’s swap contracts and options (caps) and forward-exchange contracts are not traded on a market exchange; therefore, the fair values are determined using valuation models that include assumptions about yield curve at the reporting dates as well as counter-party credit risk. The assumptions are generally derived from market-observable data. The Company has consistently applied these calculation techniques to all periods presented, which are considered Level 2.

Derivative instruments measured at fair value and their classification on the condensed consolidated balances sheets and condensed consolidated statements of operations are as follows (in thousands):

		Derivative – Fair Value (Level 2)
Type of Derivative Contract	Balance Sheet Classification	June 30, 2012	December 31, 2012
Swap Contracts and Options (Caps and Collars)	Trade payables and accrued liabilities	$(1,539)	$(1,971)
Forward-Exchange Contracts	Trade payables and accrued liabilities	(102)	(147)

		Quarter Ended December 31,		Six Months Ended December 31,
Type of Derivative Contract	Statement of Operations Classification	2011	2012	2011	2012
Swap Contracts and Options (Caps and Collars)	Unrealized loss included in interest expense	$(68)	$—	$(603)	$(80)
Forward-Exchange Contracts	Unrealized foreign currency exchange gain (loss) and other	(794)	263	155	(86)

Interest Rate Swap Contracts

The Company’s exposure to market risk for changes in interest rates relates primarily to its senior and other debt obligations. The Company’s policy is to manage its interest expense by using a mix of fixed and variable rate debt.

To manage its exposure to variable interest rates in a cost-efficient manner, the Company enters into interest rate swaps and interest rate options, in which the Company agrees to exchange, at specified intervals, the difference between fixed and variable interest amounts calculated by reference to an agreed-upon notional principal amount. These swaps and options are designated to hedge changes in the interest rate of a portion of the ANZ outstanding borrowings. The Company believes that financial instruments designated as interest rate hedges were highly effective; however, prior to August 2012, documentation of such, as required by FASB ASC Topic 815, Derivatives and Hedging, did not exist. Therefore, all movements in the fair values of these hedges prior to August 2012 were reported in the consolidated statements of operations in the periods in which fair values change. In August 2012, the Company entered into an interest swap contract that met documentation requirements and, as such, it was designated as a cash flow hedge. This cash flow hedge was determined to be fully effective in FY 2013 and, therefore, changes in its fair value were recorded in accumulated other comprehensive income. The Company expects this derivative to remain fully effective during the remaining term of the swap and no amount of ineffectiveness has been recorded in the condensed consolidated statement of operations. However, should any portion of the hedge be considered ineffective, such amounts included in accumulated other comprehensive income would be reclassified to current earnings.

The Company’s interest rate swap and option (cap and collar) contracts are not traded on a market exchange; therefore, the fair values are determined using valuation models which include assumptions about the interest rate yield curve at the reporting dates (Level 2 fair value measurement). As of June 30, 2012, there was one open interest rate swap contract and one open interest rate option (collar) contract; and, as of December 31, 2012, there was one open interest rate swap contract that was designated as a cash flow hedge and matures in June 2017, as follows (dollars in thousands):

	June 30, 2012		December 31, 2012
	Swap	Option (Collar)	Swap	Option (Collar)
Notional amounts	$15,242	$25,403	$51,870	$—
Fixed/Strike Rates	6.25%	6.25%	3.98%	—%
Floating Rates	5.47%	5.47%	3.17%	—%
Fair Value of Combined Contracts	$(587)	$(952)	$(1,971)	$—

Foreign Currency Risk

The Company has transactional currency exposures. Such exposure arises from sales or purchases in currencies other than the functional currency. The currency giving rise to this risk is primarily U.S. dollars. Royal Wolf has a bank account denominated in U.S. dollars into which a small number of customers pay their debts. This is a natural hedge against fluctuations in the exchange rate. The funds are then used to pay suppliers, avoiding the need to convert to Australian dollars. Royal Wolf uses forward currency contracts and options to eliminate the currency exposures on the majority of its transactions denominated in foreign currencies, either by transaction if the amount is significant, or on a general cash flow hedge basis. The forward currency contracts and options are always in the same currency as the hedged item. The Company believes that financial instruments designated as foreign currency hedges are highly effective. However documentation of such as required by ASC Topic 815 does not exist. Therefore, all movements in the fair values of these hedges are reported in the statement of operations in the period in which fair values change. As of June 30, 2012, there were 12 open forward exchange contracts; and, as of December 31, 2012, there were 35 open forward exchange contracts that mature between January 2013 and August 2013, as follows (dollars in thousands):

	June 30, 2012		December 31, 2012
	Forward Exchange	Currency Option	Forward Exchange	Currency Option
Notional amounts	$7,096	$—	$9,541	$—
Exchange/Strike Rates (AUD to USD)	0.9702 – 1.0201	—	0.9656 – 1.0346	—
Fair Value of Combined Contracts	$(102)	$—	$(147)	$—

In FY 2012 and FY 2013, net unrealized and realized foreign exchange gains (losses) totaled $(710,000) and $757,000, and $105,000 and $162,000, respectively. For the quarter ended December 31, 2011 and 2012, net unrealized and realized foreign exchange gains (losses) totaled $(756,000) and $759,000, and $(255,000) and $25,000, respectively.

Fair Value of Other Financial Instruments

The fair value of the Company’s borrowings under its senior credit facilities and Laminar Note was determined based on level 3 inputs including a search for debt issuances with maturities comparable to the Company’s debt (“Debt Issuances with Upcoming Call Dates”), a comparison to a group of comparable industry debt issuances (“Industry Comparable Debt Issuances”) and a study of credit (“Credit Spread Analysis”) as of June 30, 2012. Under the Debt Issuances with Upcoming Call Dates, the Company performed a Yield-to-Worse analysis on debt issuances with call dates that were comparable to the maturity dates of the Company’s borrowings. Under the Industry Comparable Debt Issuance method, the Company compared the debt facilities to several industry comparable debt issuances. This method consisted of an analysis of the offering yields compared to the current yields on publicly traded debt securities. Under the Credit Spread Analysis, the Company first examined the implied credit spreads of the United States Federal Reserve. Based on this analysis the Company was able to assess the credit market. The fair value of the Company’s senior credit facilities and Laminar Note as of June 30, 2012 was determined to be approximately $174,200,000. The Company also determined that the fair value of its other debt of $1,132,000 at June 30, 2012 approximated or would not vary significantly from their carrying values. Based on the refinancing at Pac-Van (see Note 5) and acquisition of Southern Frac (see Note 4), current market conditions and other factors, the Company has determined that the fair value of the Wells Fargo Credit Facility, Wells Fargo SF Credit Facility, ANZ senior credit facility and other debt at December 31, 2012 approximates or would not vary significantly from their carrying values.

Under the provisions of FASB ASC Topic 825, Financial Instruments, the carrying value of the Company’s other financial instruments (consisting primarily of cash and cash equivalents, net receivables, trade payables and accrued liabilities) approximate fair value.

Note 6. Financial Instruments

Fair Value Measurements

FASB ASC Topic 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, FASB ASC Topic 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value, as follows:

Level 1 – Observable inputs such as quoted prices in active markets for identical assets or liabilities;

Level 2 – Observable inputs, other than Level 1 inputs in active markets, that are observable either directly or indirectly; and

Level 3 – Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

The Company’s swap contracts and options (caps) and forward-exchange contracts are not traded on a market exchange; therefore, the fair values are determined using valuation models that include assumptions about yield curve at the reporting dates as well as counter-party credit risk. The assumptions are generally derived from market-observable data. The Company has consistently applied these calculation techniques to all periods presented, which are considered Level 2.

Derivative instruments measured at fair value and their classification on the consolidated balances sheets and consolidated statements of operations are as follows (in thousands):

		Derivative – Fair Value (Level 2)
Type of Derivative Contract	Balance Sheet Classification	June 30, 2011	June 30, 2012
Swap Contracts and Options (Caps and Collars)	Trade payables and accrued liabilities	$(743)	$(1,539)
Forward-Exchange Contracts	Trade payables and accrued liabilities	(401)	(102)

Type of Derivative Contract	Statement of Operations Classification	Year Ended June 30, 2011	Year Ended June 30, 2012
Swap Contracts and Options (Caps and Collars)	Unrealized gain (loss) included in interest expense	$697	$(816)
Forward-Exchange Contracts	Unrealized foreign currency exchange gain (loss) and other	(387)	132

Interest Rate Swap Contracts

The Company’s exposure to market risk for changes in interest rates relates primarily to its long-term debt obligations. The Company’s policy is to manage its interest expense by using a mix of fixed and variable rate debt.

To manage its exposure to variable interest rates in a cost-efficient manner, the Company enters into interest rate swaps and interest rate options, in which the Company agrees to exchange, at specified intervals, the difference between fixed and variable interest amounts calculated by reference to an agreed-upon notional principal amount. These swaps and options are designated to hedge changes in the interest rate of a portion of the ANZ outstanding borrowings. The Company believes that financial instruments designated as interest rate hedges are highly effective. However, documentation of such, as required by FASB ASC Topic 815, Derivatives and Hedging, does not exist. Therefore, all movements in the fair values of these hedges are reported in the statement of operations in the period in which fair values change.

The Company’s interest rate swap and option (cap and collar) contracts are not traded on a market exchange; therefore, the fair values are determined using valuation models which include assumptions about the interest rate yield curve at the reporting dates (Level 2 fair value measurement). As of June 30, 2011, there were three open interest rate swap contracts and two open interest rate option (cap) contracts; and, as of June 30, 2012, there was one open interest rate swap contract and one open interest rate option (collar) contract that mature in June 2014, as follows (dollars in thousands):

	June 30, 2011		June 30, 2012
	Swap	Option (Cap)	Swap	Option (Collar)
Notional amounts	$23,543	$14,161	$15,242	$25,403
Fixed/Strike Rates	7.19% – 8.22%	7.19% – 7.98%	6.25%	6.25%
Floating Rates	7.01%	7.01%	5.47%	5.47%
Fair Value of Combined Contracts	$(743)	$—	$(587)	$(952)

Foreign Currency Risk

The Company has transactional currency exposures. Such exposure arises from sales or purchases in currencies other than the functional currency. The currency giving rise to this risk is primarily U.S. dollars. Royal Wolf has a bank account denominated in U.S. dollars into which a small number of customers pay their debts. This is a natural hedge against fluctuations in the exchange rate. The funds are then used to pay suppliers, avoiding the need to convert to Australian dollars. Royal Wolf uses forward currency contracts and options to eliminate the currency exposures on the majority of its transactions denominated in foreign currencies, either by transaction if the amount is significant, or on a general cash flow hedge basis. The forward currency contracts and options are always in the same currency as the hedged item. The Company believes that financial instruments designated as foreign currency hedges are highly effective. However documentation of such as required by ASC Topic 815 does not exist. Therefore, all movements in the fair values of these hedges are reported in the statement of operations in the period in which fair values change. As of June 30, 2011, there were 25 open forward exchange contracts; and, as of June 30, 2012, there were 12 open forward exchange contracts that mature between August 2012 and April 2013, as follows (dollars in thousands):

	June 30, 2011		June 30, 2012
	Forward Exchange	Currency Option	Forward Exchange	Currency Option
Notional amounts	$11,452	$—	$7,096	$—
Exchange/Strike Rates (AUD to USD)	0.9973 –1.0465	—	0.9702 –1.0201	—
Fair Value of Combined Contracts	$(401)	$—	$(102)	—

In FY 2011 and FY 2012, the Company also had certain U.S. dollar-denominated debt at Royal Wolf, including intercompany borrowings, which are remeasured at each financial reporting date with the impact of the remeasurement being recorded in our consolidated statements of operations. Prior to FY 2012, unrealized gains and losses resulting from such remeasurement due to changes in the Australian exchange rate to the U.S. dollar had a significant impact in the Company’s reported results of operations, as well as any realized gains and losses from the payments on such U.S. dollar-denominated debt and intercompany borrowings. In FY 2011 and FY 2012, net unrealized and realized foreign exchange gains (losses) totaled $(9,026,000) and $13,540,000, and $(712,000) and $893,000, respectively.

Fair Value of Other Financial Instruments

The fair value of the Company’s borrowings under its senior credit facilities and Laminar Note was determined based on level 3 inputs including a search for debt issuances with maturities comparable to the Company’s debt (“Debt Issuances with Upcoming Call Dates”), a comparison to a group of comparable industry debt issuances (“Industry Comparable Debt Issuances”) and a study of credit (“Credit Spread Analysis”) as of June 30, 2012. Under the Debt Issuances with Upcoming Call Dates, the Company performed a Yield-to-Worse analysis on debt issuances with call dates that were comparable to the maturity dates of the Company’s borrowings. Under the Industry Comparable Debt Issuance method, the Company compared the debt facilities to several industry comparable debt issuances. This method consisted of an analysis of the offering yields compared to the current yields on publicly traded debt securities. Under the Credit Spread Analysis, the Company first examined the implied credit spreads of the United States Federal Reserve. Based on this analysis the Company was able to assess the credit market. The fair value of the Company’s senior credit facilities and Laminar Note as of June 30, 2012 was determined to be approximately $174,200,000. The fair value of the Company’s other debt of $1,132,000 approximates or would not vary significantly from its carrying values due to current market conditions and other factors.

Under the provisions of FASB ASC Topic 825, Financial Instruments, the carrying value of the Company’s other financial instruments (consisting primarily of cash and cash equivalents, net receivables, trade payables and accrued liabilities) approximate fair value.

Credit Risk and Allowance for Doubtful Accounts

Financial instruments potentially exposing the Company to concentrations of credit risk consist primarily of receivables. Concentrations of credit risk with respect to receivables are limited due to the large number of customers spread over a large geographic area in many industry sectors. However, in the U.S. a significant portion of the Company’s business activity is with companies in the construction industry. Revenues and trade receivables from this industry totaled $19,831,000 and $3,895,000 during FY 2011 and at June 30, 2011, respectively; and $23,344,000 and $3,188,000 during FY 2012 and at June 30, 2012, respectively.

The Company’s receivables related to sales are generally secured by the equipment sold to the customer. The Company’s receivables related to its lease operations are primarily amounts generated from both off-site and on-site customers. The Company has the right to repossess lease equipment for nonpayment. It is the Company’s policy that all customers who wish to purchase or lease containers on credit terms are subject to credit verification procedures and the Company will agree to terms with customers believed to be creditworthy. In addition, receivable balances are monitored on an ongoing basis with the result that the Company’s exposure to bad debts is not significant. Net allowance for doubtful accounts provided and uncollectible accounts written off, net of recoveries, was $954,000 and $1,078,000 and $1,204,000 and 1,000,000 for FY 2011 and FY 2012, respectively. The translation gain to the allowance for doubtful accounts for FY 2011 and FY 2012 was $127,000 and $3,000, respectively.

With respect to credit risk arising from the other significant financial assets of the Company, which comprise cash and cash equivalents, available-for-sale financial assets and certain derivative instruments, the Company’s exposure to credit risk arises from default of the counter party, with a maximum exposure equal to the carrying amount of these instruments. As the counter party for derivative instruments is nearly always a bank, the Company has assessed this as a low risk.

Related-Party Transactions	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
Related-Party Transactions

Note 7. Related-Party Transactions

Effective January 31, 2008, the Company entered into a lease with an affiliate of Ronald F. Valenta, a director and the chief executive officer of the Company, for its corporate headquarters in Pasadena, California. The rent is $7,393 per month, effective March 1, 2009, plus allocated charges for common area maintenance, real property taxes and insurance, for approximately 3,000 square feet of office space. The term of the lease is five years, with two five-year renewal options, and the rent is adjusted yearly based on the consumer price index. On October 11, 2012, the Company exercised its option to renew the lease for an additional five-year term commencing February 1, 2013. Rental payments were $55,000 in both FY 2012 and FY 2013.

Effective October 1, 2008, the Company entered into a services agreement with an affiliate of Mr. Valenta for certain accounting, administrative and secretarial services to be provided at the corporate offices and for certain operational, technical, sales and marketing services to be provided directly to the Company’s operating subsidiaries. Charges for services rendered at the corporate offices will be, until further notice, at $7,000 per month and charges for services rendered to the Company’s subsidiaries will vary depending on the scope of services provided. The services agreement provides for, among other things, mutual modifications to the scope of services and rates charged and automatically renews for successive one-year terms, unless terminated in writing by either party not less than 30 days prior to the fiscal year end. Total charges to the Company for services rendered under this agreement totaled $94,000 ($42,000 at the corporate office and $52,000 at the operating subsidiaries) in FY 2012 and $42,000 at the corporate office in FY 2013.

Revenues at Pac-Van from affiliates of Mr. Valenta totaled $21,000 and $31,000 in FY 2012 and FY 2013, respectively, and equipment and other services purchased by Pac-Van from these affiliated entities totaled $26,000 and $3,000 in FY 2012 and FY 2013, respectively.

Note 8. Related-Party Transactions

Effective January 31, 2008, the Company entered into a lease with an affiliate of Ronald F. Valenta, a director and the chief executive officer of the Company, for its corporate headquarters in Pasadena, California. The rent is $7,393 per month, effective March 1, 2009, plus allocated charges for common area maintenance, real property taxes and insurance, for approximately 3,000 square feet of office space. The term of the lease is five years, with two five-year renewal options, and the rent is adjusted yearly based on the consumer price index. Rental payments were $110,000 in both FY 2011 and FY 2012.

Effective October 1, 2008, the Company entered into a services agreement with an affiliate of Mr. Valenta for certain accounting, administrative and secretarial services to be provided at the corporate offices and for certain operational, technical, sales and marketing services to be provided directly to the Company’s operating subsidiaries. Charges for services rendered at the corporate offices will be, until further notice, at $7,000 per month and charges for services rendered to the Company’s subsidiaries will vary depending on the scope of services provided. The services agreement provides for, among other things, mutual modifications to the scope of services and rates charged and automatically renews for successive one-year terms, unless terminated in writing by either party not less than 30 days prior to the fiscal year end. Total charges to the Company for services rendered under this agreement totaled $212,000 ($84,000 at the corporate office and $128,000 at the operating subsidiaries) in FY 2011and $197,000 ($84,000 at the corporate office and $113,000 at the operating subsidiaries) in FY 2012.

Revenues at Pac-Van from affiliates of Mr. Valenta totaled $27,000 and $36,000 in FY 2011 and FY 2012, respectively, and equipment and other services purchased by Pac-Van from these affiliated entities totaled $40,000 in FY 2012.

Stock Option Plans	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
Stock Option Plans

Note 8. Stock Option Plans

On August 29, 2006, the Board of Directors of the Company adopted the General Finance Corporation 2006 Stock Option Plan (“2006 Plan”), which was approved and amended by stockholders on June 14, 2007 and December 11, 2008, respectively. Options granted and outstanding under the 2006 Plan are either incentive stock options under Section 422 of the Internal Revenue Code of 1986, as amended, or so-called non-qualified options that are not intended to meet incentive stock option requirements. All options granted do not have a term in excess of ten years, and the exercise price of any option is not less than the fair market value of the Company’s common stock on the date of grant. After the adoption by the Board of Directors and upon the approval of the 2009 Stock Incentive Plan (“2009 Plan”) by the stockholders (see below), the Company suspended any further grants under the 2006 Plan.

On September 21, 2009, the Board of Directors of the Company adopted the 2009 Plan, which was approved by the stockholders at the Company’s annual meeting on December 10, 2009. The 2009 Plan is an “omnibus” incentive plan permitting a variety of equity programs designed to provide flexibility in implementing equity and cash awards, including incentive stock options, nonqualified stock options, restricted stock grants, restricted stock units, stock appreciation rights, performance stock, performance units and other stock-based awards. Participants in the 2009 Plan may be granted any one of the equity awards or any combination of them, as determined by the Board of Directors or the Compensation Committee. Upon the approval of the 2009 Plan by the stockholders, the Company suspended further grants under the 2006 Plan (see above). Any stock options which are forfeited under the 2006 Plan will become available for grant under the 2009 Plan, but the total number of shares available under the 2006 Plan and the 2009 Plan will not exceed the 2,500,000 shares reserved for grant under the 2006 Plan. Unless terminated earlier at the discretion of the Board of Directors, the 2009 Plan will terminate September 21, 2019.

The 2006 Plan and the 2009 Plan are referred to collectively as the “Stock Incentive Plan.”

There have been no grants or awards of restricted stock, restricted stock units, stock appreciation rights, performance stock or performance units under the Stock Incentive Plan. All grants to-date consist of incentive and non-qualified stock options that vest over a period of up to five years (“time-based options”) and non-qualified stock options that vest over varying periods that are dependent on the attainment of certain defined EBITDA and other targets (“performance-based options”).

Since inception, the range of the fair value of the stock options granted (other than to non-employee consultants) and the assumptions used are as follows:

Fair value of stock option	$0.81 – $3.94

Assumptions used:
Risk-free interest rate	1.19% – 4.8%
Expected life (in years)	7.5
Expected volatility	26.5% – 84.6%
Expected dividends	—

At December 31, 2012, the weighted-average fair value of the stock options granted to non-employee consultants was $3.21, determined using the Black-Scholes option-pricing model using the following assumptions: a risk-free interest rate of 1.23% – 1.62%, an expected life of 7.5 – 9.4 years an expected volatility of 77.5%, and no expected dividend.

A summary of the Company’s stock option activity and related information for FY 2013 follows:

	Number of Options (Shares)	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)
Outstanding at June 30, 2012	1,843,664	$4.96
Granted	—	—
Exercised	(6,666)	1.22
Forfeited or expired	—	—

Outstanding at December 31, 2012	1,836,998	$4.97	6.7

Vested and expected to vest at December 31, 2012	1,836,998	$4.97	6.7

Exercisable at December 31, 2012	883,408	$7.18	5.1

At December 31, 2012, outstanding time-based options and performance-based options totaled 885,718 and 951,280, respectively. Also at that date, the Company’s market price for its common stock was $4.30 per share, which was at or below the exercise prices of almost half of the outstanding stock options. As a result, the intrinsic value of the outstanding stock options at that date was $1,930,000.

Share-based compensation of $4,052,000 related to stock options has been recognized in the condensed consolidated statements of operations, with a corresponding benefit to equity, from inception through December 31, 2012. At that date, there remains $1,096,000 of unrecognized compensation expense to be recorded on a straight-line basis over the remaining weighted-average vesting period of 1.7 years.

A deduction is not allowed for U.S. income tax purposes with respect to non-qualified options granted in the United States until the stock options are exercised or, with respect to incentive stock options issued in the United States, unless the optionee makes a disqualifying disposition of the underlying shares. The amount of any deduction will be the difference between the fair value of the Company’s common stock and the exercise price at the date of exercise. Accordingly, there is a deferred tax asset recorded for the U.S. tax effect of the financial statement expense recorded related to stock option grants in the United States. The tax effect of the U.S. income tax deduction in excess of the financial statement expense, if any, will be recorded as an increase to additional paid-in capital.

Royal Wolf Long Term Incentive Plan

In conjunction with the RWH IPO (see Note 1), Royal Wolf established the Royal Wolf Long Term Incentive Plan (the “LTI Plan”). Under the LTI Plan, the RWH Board of Directors may grant, at its discretion, options, performance rights and/or restricted shares of RWH capital stock to Royal Wolf employees and executive directors. Vesting terms and conditions may be up to four years and, generally, will be subject to performance criteria based primarily on enhancing shareholder returns using a number of key financial benchmarks, including EBITDA. In addition, unless the RWH Board determines otherwise, if an option, performance right or restricted share has not lapsed or been forfeited earlier, it will terminate at the seventh anniversary from the date of grant.

It is intended that up to one percent of RWH’s outstanding capital stock will be reserved for grant under the LTI Plan and a trust will be established to hold RWH shares for this purpose. However, so long as the Company holds more than 50% of the outstanding shares of RWH capital stock, RWH shares reserved for grant under the LTI Plan are required to be purchased in the open market unless the Company agrees otherwise.

The LTI Plan, among other provisions, does not permit the transfer, sale, mortgage or encumbering of options, performance rights and restricted shares without the prior approval of the RWH Board. In the event of a change of control, the RWH Board, at its discretion, will determine whether, and how many, unvested options, performance rights and restricted shares will vest. In addition, if, in the RWH Board’s opinion, a participant acts fraudulently or dishonestly or is in breach of his obligations to Royal Wolf, the RWH Board may deem any options, performance rights and restricted shares held by or reserved for the participant to have lapsed or been forfeited.

As of December 31, 2012, the Royal Wolf Board of Directors has granted 865,000 performance rights to key management personnel under the LTI Plan. In FY 2013, share-based compensation of $193,000 related to the LTI Plan has been recognized in the statements of operations, with a corresponding benefit to equity.

Note 9. Stock Option Plans

On August 29, 2006, the Board of Directors of the Company adopted the General Finance Corporation 2006 Stock Option Plan (“2006 Plan”), which was approved and amended by stockholders on June 14, 2007 and December 11, 2008, respectively. Options granted and outstanding under the 2006 Plan are either incentive stock options under Section 422 of the Internal Revenue Code of 1986, as amended, or so-called non-qualified options that are not intended to meet incentive stock option requirements. All options granted do not have a term in excess of ten years, and the exercise price of any option is not less than the fair market value of the Company’s common stock on the date of grant. After the adoption by the Board of Directors and upon the approval of the 2009 Stock Incentive Plan by the stockholders (see below), the Company suspended any further grants under the 2006 Plan.

On September 21, 2009, the Board of Directors of the Company adopted the 2009 Stock Incentive Plan (“2009 Plan”), which was approved by the stockholders at the Company’s annual meeting on December 10, 2009. The 2009 Plan is an “omnibus” incentive plan permitting a variety of equity programs designed to provide flexibility in implementing equity and cash awards, including incentive stock options, nonqualified stock options, restricted stock grants, restricted stock units, stock appreciation rights, performance stock, performance units and other stock-based awards. Participants in the 2009 Plan may be granted any one of the equity awards or any combination of them, as determined by the Board of Directors or the Compensation Committee. Upon the approval of the 2009 Plan by the stockholders, the Company suspended further grants under the 2006 Plan (see above). Any stock options which are forfeited under the 2006 Plan will become available for grant under the 2009 Plan, but the total number of shares available under the 2006 Plan and the 2009 Plan will not exceed the 2,500,000 shares reserved for grant under the 2006 Plan. Unless terminated earlier at the discretion of the Board of Directors, the 2009 Plan will terminate September 21, 2019.

The 2006 Plan and the 2009 Plan are referred to collectively as the “Stock Incentive Plan.”

There have been no grants or awards of restricted stock, restricted stock units, stock appreciation rights, performance stock or performance units under the Stock Incentive Plan. All grants to-date consist of incentive and non-qualified stock options that vest over a period of up to five years (“time-based options”) and non-qualified stock options that vest over varying periods that are dependent on the attainment of certain defined EBITDA and other targets (“performance-based options”).

On July 14, 2010 (“July 2010 Grant”), the Company granted options to three non-employee consultants to purchase 40,000 shares of common stock at an exercise price of equal to the closing market value of the Company’s common stock as of date, or $1.22 per share, with a vesting period of three years.

On September 15, 2010 (“September 2010 Grant”), the Company granted options to three officers of GFN and 12 key employees of Pac-Van and Royal Wolf to purchase 298,000 shares of common stock at an exercise price equal to the closing market price of the Company’s common stock as of that date, or $1.06 per share. The options under the September 2010 Grant vest over four years, subject to performance conditions based on achieving cumulative EBITDA and indebtedness targets for FY 2011 and the fiscal years ending June 30, 2012 and 2013.

On December 9, 2010 (“December 2010 Grant”), the Company granted options to two members of its Board of Directors to purchase 18,000 shares of common stock at an exercise price equal to the closing market price of the Company’s common stock as of that date, or $2.04 per share, with a vesting period of three years.

On June 23, 2011 (“June 2011 Grant”), the Company granted options to two officers of GFN, seven key employees of Pac-Van and a non-employee consultant to purchase 131,000 shares of common stock at an exercise price equal to the closing market price of the Company’s common stock as of that date, or $2.99 per share. The options under the June 2011 Grant vest over forty-two months, subject to performance conditions based on achieving cumulative EBITDA and indebtedness targets for the fiscal years ending June 30, 2012 – 2014.

On August 25, 2011 (“August 2011 Grant”), the Company granted options to an officer of GFN for 80,000 shares of common stock at an exercise price of $3.11, which was equal to the closing market price of the Company’s common stock as of that date. The options under the August 2011 Grant vest over 40 months, subject to performance conditions based on achieving cumulative EBITDA targets for the fiscal years ending June 30, 2012 – 2014.

On December 6, 2011 (“December 2011 Grant”), the Company granted options to three members of its Board of Directors to purchase 27,000 shares of common stock at an exercise price equal to the closing market price of the Company’s common stock as of that date, or $2.58 per share, with a vesting period of three years.

On June 7, 2012 (“June 2012 Grant”), the Company granted options to four officers of GFN, seven key employees of Pac-Van and three non-employee consultants to purchase 264,000 shares of common stock at an exercise price equal to the closing market price of the Company’s common stock as of that date, or $3.15 per share. The options under the June 2012 Grant vest over forty-two months, subject to performance conditions based on achieving cumulative EBITDA and indebtedness targets for the fiscal years ending June 30, 2013 – 2015.

In FY 2012, the weighted-average fair value of the stock options granted was $2.28, determined using the Black-Scholes option-pricing model using the following assumptions: a risk-free interest rate of 1.19% – 1.61%, an expected life of 7.5 years, an expected volatility of 77.9% – 84.6% and no expected dividend. Since inception, the range of the fair value of the stock options granted (other than to non-employee consultants) and the assumptions used are as follows:

Fair value of stock option	$0.81 – $3.94

Assumptions used:
Risk-free interest rate	1.19% – 4.8%
Expected life (in years)	7.5
Expected volatility	26.5% – 84.6%
Expected dividends	—

At June 30, 2012, the weighted-average fair value of the stock options granted to non-employee consultants was $2.65, determined using the Black-Scholes option-pricing model using the following assumptions: a risk-free interest rate of 1.30% – 1.66%, an expected life of 8.0 – 9.9 years an expected volatility of 77.5%, and no expected dividend.

A summary of the Company’s stock option activity and related information as of and for FY 2011 and FY 2012 follows:

	Number of Options (Shares)	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)
Outstanding at June 30, 2010	1,254,910	$6.65
Granted	487,000	1.63
Exercised	—	—
Forfeited or expired	(201,340)	3.53

Outstanding at June 30, 2011	1,540,570	5.47
Granted	371,000	3.10
Exercised	(6,666)	1.22
Forfeited or expired	(61,240)	7.15

Outstanding at June 30, 2012	1,843,664	$4.96	7.2

Vested and expected to vest at June 30, 2012	1,843,664	$4.96	7.2

Exercisable at June 30, 2012	783,781	$7.26	5.5

At June 30, 2012, outstanding time-based options and performance-based options totaled 892,384 and 951,280, respectively. Also at that date, the Company’s market price for its common stock was $3.22 per share, which was at or below the exercise prices of almost half of the outstanding stock options. As a result, the intrinsic value of the outstanding stock options at that date was $948,000.

Share-based compensation of $3,599,000 related to stock options has been recognized in the statement of operations, with a corresponding benefit to equity, from inception through June 30, 2012. At that date, there remains $1,517,000 of unrecognized compensation expense to be recorded on a straight-line basis over the remaining weighted-average vesting period of 1.96 years.

A deduction is not allowed for U.S. income tax purposes with respect to non-qualified options granted in the United States until the stock options are exercised or, with respect to incentive stock options issued in the United States, unless the optionee makes a disqualifying disposition of the underlying shares. The amount of any deduction will be the difference between the fair value of the Company’s common stock and the exercise price at the date of exercise. Accordingly, there is a deferred tax asset recorded for the U.S. tax effect of the financial statement expense recorded related to stock option grants in the United States. The tax effect of the U.S. income tax deduction in excess of the financial statement expense, if any, will be recorded as an increase to additional paid-in capital.

Royal Wolf Long Term Incentive Plan

In FY 2011, in conjunction with the RWH IPO, Royal Wolf established the Royal Wolf Long Term Incentive Plan (the “LTI Plan”). Under the LTI Plan, the RWH Board of Directors may grant, at its discretion, options, performance rights and/or restricted shares of RWH capital stock to Royal Wolf employees and executive directors. Vesting terms and conditions may be up to four years and, generally, will be subject to performance criteria based primarily on enhancing shareholder returns using a number of key financial benchmarks, including EBITDA. In addition, unless the RWH Board determines otherwise, if an option, performance right or restricted share has not lapsed or been forfeited earlier, it will terminate at the seventh anniversary from the date of grant.

It is intended that up to one percent of RWH’s outstanding capital stock will be reserved for grant under the LTI Plan and a trust will be established to hold RWH shares for this purpose. However, so long as the Company holds more than 50% of the outstanding shares of RWH capital stock, RWH shares reserved for grant under the LTI Plan are required to be purchased in the open market unless the Company agrees otherwise.

The LTI Plan, among other provisions, does not permit the transfer, sale, mortgage or encumbering of options, performance rights and restricted shares without the prior approval of the RWH Board. In the event of a change of control, the RWH Board, at its discretion, will determine whether, and how many, unvested options, performance rights and restricted shares will vest. In addition, if, in the RWH Board’s opinion, a participant acts fraudulently or dishonestly or is in breach of their obligations to Royal Wolf, the RWH Board may deem any options, performance rights and restricted shares held by or reserved for the participant to have lapsed or been forfeited.

As of June 30, 2012, the Royal Wolf Board of Directors granted 375,000 performance rights in FY 2012 to key management personnel under the LTI Plan. In FY 2012, share-based compensation of $146,000 related to the LTI Plan has been recognized in the statement of operations, with a corresponding benefit to equity.

Commitments and Contingencies	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
Commitments and Contingencies

Note 9. Commitments and Contingencies

The Company is not involved in any material lawsuits or claims arising out of the normal course of business. The nature of its business is such that disputes can occasionally arise with employees, vendors (including suppliers and subcontractors) and customers over warranties, contract specifications and contract interpretations among other things. The Company assesses these matters on a case-by-case basis as they arise. Reserves are established, as required, based on its assessment of its exposure. The Company has insurance policies to cover general liability and workers compensation related claims. In the opinion of management, the ultimate amount of liability not covered by insurance under pending litigation and claims, if any, will not have a material adverse effect on our financial position, operating results or cash flows.

Note 10. Commitments and Contingencies

Operating Lease Rentals

The Company leases office equipment and other facilities under operating leases. The leases have terms of between one and nine years, some with an option to renew the lease after that period. None of the leases includes contingent rentals. There are no restrictions placed upon the lessee by entering into these leases.

Non-cancellable operating lease rentals at June 30, 2012 are payable as follows (in thousands):

Year Ending June 30,
2013	$7,680
2014	5,672
2015	4,183
2016	3,627
2017	2,075
Thereafter	4,869

$28,106

Rental expense on non-cancellable operating leases was $5,593,000 and $7,201,000 in FY 2011 and FY 2012, respectively.

Sales-Type and Operating Fleet Leases

Future minimum receipts under sales-type and operating fleet leases at June 30, 2012 are as follows (in thousands):

Year Ending June 30,
2013	$8,151
2014	2,476
2015	1,235
2016	1,004
2017	855
Thereafter	3,649

$17,370

Bison Capital Put Option

In conjunction with the closing of the acquisition of Royal Wolf (see Note 1), the Company entered into a shareholders agreement with Bison Capital. The shareholders agreement, as amended, provided that, at any time after July 1, 2011, Bison Capital could require the Company to purchase from Bison Capital all of its 13.8% outstanding capital stock of GFN U.S. The purchase price for the capital stock was the greater $12,850,000, or the results of several other formulas, typically based as an 8.25 multiple of EBITDA, as defined. This provision in the shareholders agreement was referred as the “Bison Capital put option” and the Company accreted the redemption value of the Bison Capital put option in FY 2011 to net income or loss attributable to noncontrolling interest. Simultaneously with the RWH IPO (see Note 1) in May 2011, the Company satisfied the Bison Capital put option for $17,634,000 and now owns 100% of GFN U.S.

Preferred Supply Agreement

In connection with a Business Sale Agreement dated November 14, 2007, as amended, with GE SeaCo Australia Pty Ltd. and GE SeaCo SRL (collectively “GE SeaCo”), Royal Wolf entered in a preferred supply agreement with GE SeaCo. Under the preferred supply agreement, GE SeaCo agreed to sell to Royal Wolf, and Royal Wolf has agreed to purchase, all of GE SeaCo’s containers that GE SeaCo determines to sell, up to a maximum of 2,500 containers each year. The purchase price for the containers will be based on their condition and is specified in the agreement, subject to annual adjustment. In addition, Royal Wolf received a right of first refusal to purchase any additional containers that GE SeaCo desires to sell in Australia, New Zealand and Papua New Guinea. Either party may terminate the agreement upon no less than 90 days’ prior notice at any time after November 15, 2012.

Other Matters

The Company is not involved in any material lawsuits or claims arising out of the normal course of business. The nature of its business is such that disputes can occasionally arise with employees, vendors (including suppliers and subcontractors) and customers over warranties, contract specifications and contract interpretations among other things. The Company assesses these matters on a case-by-case basis as they arise. Reserves are established, as required, based on its assessment of its exposure. The Company has insurance policies to cover general liability and workers compensation related claims. In the opinion of management, the ultimate amount of liability not covered by insurance under pending litigation and claims, if any, will not have a material adverse effect on our financial position, operating results or cash flows.

Cash Flows from Operating Activities and Other Financial Information	6 Months Ended
Dec. 31, 2012
Cash Flows from Operating Activities and Other Financial Information

Note 10. Cash Flows from Operating Activities and Other Financial Information

The following table provides a detail of cash flows from operating activities (in thousands):

	Six Months Ended December 31,
	2011	2012
Cash flows from operating activities
Net income	$3,869	$6,323
Adjustments to reconcile net income to cash flows from operating activities:
Gain on sales and disposals of property, plant and equipment	(126)	(96)
Gain on sales of lease fleet	(3,111)	(3,270)
Gain on bargain purchase of businesses	—	(215)
Unrealized foreign exchange loss (gain)	710	(105)
Unrealized loss (gain) on forward exchange contracts	(155)	86
Unrealized loss on interest rate swaps and options	603	80
Depreciation and amortization	9,240	10,696
Amortization of deferred financing costs	346	485
Accretion of interest	—	50
Share-based compensation expense	420	646
Deferred income taxes	1,975	3,292
Changes in operating assets and liabilities:
Trade and other receivables, net	(392)	6,022
Inventories	(15,176)	(7,655)
Prepaid expenses and other	79	(1,002)
Trade payables, accrued liabilities and unearned revenues	1,150	(4,618)
Income taxes	(195)	(105)

Net cash provided by (used in) operating activities	$(763)	$10,614

Segment Reporting	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
Segment Reporting

Note 11. Segment Reporting

The tables below represent the Company’s revenues from external customers, operating income, interest income and expense, share-based compensation expense, depreciation and amortization, expenditures for additions to long-lived assets (consisting of lease fleet and property, plant and equipment), long-lived assets and goodwill; as attributed to its two geographic segments (in thousands):

	Quarter Ended December 31,		Six Months Ended December 31,
	2011	2012	2011	2012
Revenues from external customers
North America:
Sales	$4,549	$13,825	$11,068	$18,279
Leasing	9,989	12,016	20,371	23,631

	14,538	25,841	31,439	41,910

Asia-Pacific:
Sales	18,386	18,182	40,076	37,450
Leasing	15,183	19,329	29,385	37,381

	33,569	37,511	69,461	74,831

Total	$48,107	$63,352	$100,900	$116,741

Operating income
North America	$394	$1,659	$1,431	$2,476
Asia-Pacific	5,029	7,027	10,649	13,070

Total	$5,423	$8,686	$12,080	$15,546

Interest income
North America	$2	$—	$4	$2
Asia-Pacific	31	17	124	38

Total	$33	$17	$128	$40

Interest expense
North America	$1,324	$1,096	$2,613	$2,619
Asia-Pacific	1,564	1,534	3,677	3,236

Total	$2,888	$2,630	$6,290	$5,855

Share-based compensation
North America	$135	$184	$306	$381
Asia-Pacific	78	164	114	265

Total	$213	$348	$420	$646

Depreciation and amortization
North America	$1,440	$1,686	$2,873	$3,093
Asia-Pacific	3,242	3,710	6,367	7,603

Total	$4,682	$5,396	$9,240	$10,696

Additions to long-lived assets
North America			$4,994	$16,118
Asia-Pacific			24,904	26,069

Total			$29,898	$42,187

	At
	June 30, 2012	December 31, 2012
Long-lived assets
North America	$112,867	$128,793
Asia-Pacific	159,323	179,625

Total	$272,190	$308,418

Goodwill
North America	$33,859	$36,608
Asia-Pacific	34,590	36,056

Total	$68,449	$72,664

Intersegment net revenues totaled $33,000 during the quarter ended December 31, 2011 and $71,000 during FY 2012. There were no intersegment net revenues in FY 2013. However, intrasegment net revenues of portable liquid storage containers from Southern Frac to Pac-Van in North America totaled $3,587,000 during both the quarter ended December 31, 2012 and FY 2013.

Note 12. Segment Reporting

The tables below represent the Company’s revenues from external customers, operating income, interest income and expense, share-based compensation expense, depreciation and amortization, expenditures for additions to long-lived assets (consisting of lease fleet and property, plant and equipment), long-lived assets and goodwill; as attributed to its two geographic (and operating) segments (in thousands):

	Year Ended June 30,
	2011	2012
Revenues from external customers
North America:
Sales	$17,876	$28,839
Leasing	38,000	41,443

	55,876	70,282

Asia-Pacific:
Sales	74,811	79,502
Leasing	51,577	62,455

	126,388	141,957

Total	$182,264	$212,239

Operating income (loss)
North America	$(4,418)	$2,336
Asia-Pacific	14,199	23,909

Total	$9,781	$26,245

Interest income
North America	$—	$8
Asia-Pacific	487	149

Total	$487	$157

Interest expense
North America	$5,792	$5,431
Asia-Pacific	14,501	7,312

Total	$20,293	$12,743

Share-based compensation
North America	$552	$611
Asia-Pacific	510	290

Total	$1,062	$901

Impairment of goodwill
North America	$5,858	$—
Asia-Pacific	—	—

Total	$5,858	$—

Depreciation and amortization
North America	$6,087	$5,805
Asia-Pacific	13,078	13,119

Total	$19,165	$18,924

Additions to long-lived assets
North America	$7,478	$12,360
Asia-Pacific	36,560	63,985

Total	$44,038	$76,345

Long-lived assets
North America	$108,212	$112,867
Asia-Pacific	124,535	159,323
Total	$232,747	$272,190

Goodwill
North America	$33,303	$33,859
Asia-Pacific	35,645	34,590

Total	$68,948	$68,449

Intersegment net revenues totaled $2,237,000 during FY 2011 and $75,000 during FY 2012.

Income Taxes	12 Months Ended
Jun. 30, 2012
Income Taxes

Note 7. Income Taxes

Income (loss) before provision for income taxes consisted of the following (in thousands):

	Year Ended June 30,
	2011	2012
North America	$(4,527)	$(3,087)
Asia-Pacific	(1,373)	17,189

	$(5,900)	$14,102

The provision (benefit) for income taxes consisted of the following (in thousands):

	Year Ended June 30,
	2011	2012
Current:
U.S. Federal	$144	$—
State	49	—
Foreign	276	501

	469	501

Deferred:
U.S. Federal	1,291	850
State	84	100
Foreign	1,114	3,909

	2,489	4,859

	$2,958	$5,360

The components of the net deferred tax liability are as follows (in thousands):

	June 30,
	2011	2012
Deferred tax assets:
Net operating loss and tax credit carryforwards	$17,111	$15,508
Deferred revenue and expenses	466	779
Accrued compensation and other benefits	877	1,322
Allowance for doubtful accounts	374	458
Unrealized exchange gains and losses	—	—

Total deferred tax assets	18,828	18,067
Valuation allowance	—	—

Net deferred tax assets	18,828	18,067

Deferred tax liabilities:
Accelerated tax depreciation and amortization	(34,592)	(38,830)
Other	(71)	—

Total deferred tax liabilities	(34,663)	(38,830)

Net deferred tax liabilities	$(15,835)	$(20,763)

At June 30, 2012, the Company had a U.S. federal net operating loss carryforward of $42,700,000, which expires if unused during fiscal years 2021 – 2032, and an Australian net operating loss carryforward of approximately $17,400,000 with no expiration date. As a result of the stock ownership change in the merger with MOAC (see Note 1), the available deduction of the net operating loss carryforward of $15,300,000 acquired in the Pac-Van acquisition is generally limited to approximately $2,500,000 on a yearly basis.

Management evaluates the ability to realize its deferred tax assets on a quarterly basis and adjusts the amount of its valuation allowance if necessary. No valuation allowance has been determined to be required as of June 30, 2011 and 2012.

A reconciliation of the U.S. federal statutory rate of 34% to the Company’s effective tax rate is as follows:

	Year Ended June 30,
	2011	2012
Federal statutory rate	(34.0)%	34.0%
State and Asia-Pacific taxes, net of U.S. federal benefit and credit	(4.0)	4.0
U.S. income taxes related to RWH IPO	48.5	—
Amortization and impairment of goodwill and intangible assets, net	30.1	—
Nondeductible expenses (primarily share-based compensation expense at Royal Wolf)	9.5	—

Effective tax rate	50.1%	38.0%

As a result of the RWH IPO (see Note 1), the Company, among other things, was required to increase, for tax purposes, the cost basis of Royal Wolf’s inventory to fair value, which resulted in a taxable gain of approximately $6,400,000. This gain was recorded in the consolidated income tax expense and, as such, was the most significant portion in the federal rate reconciliation of 48.5% in FY 2011.

Detail of Certain Accounts	12 Months Ended
Jun. 30, 2012
Detail of Certain Accounts

Note 11. Detail of Certain Accounts

Trade payables and accrued liabilities consist of the following (in thousands):

	June 30,
	2011	2012
Trade payables	$19,316	$22,094
Checks written in excess of bank balance	1,147	597
Payroll and related	6,268	5,758
Taxes, other than income	793	2,336
Fair value of interest swap and option and forward currency exchange contacts	1,144	1,641
Accrued interest	707	428
Other accruals	3,147	3,110

	$32,522	$35,964

Subsequent Events	12 Months Ended
Jun. 30, 2012
Subsequent Events

Note 13. Subsequent Events

Effective July 31, 2012, the Company, through Royal Wolf, purchased the business of Tassay Pty Ltd., d.b.a. “Rockhampton Container Sales,” for approximately $654,000 (AUS$624,000). Rockhampton Container Sales leases and sells containers and is based in Rockhampton, Queensland.

On August 14, 2012, the Board of Directors of Royal Wolf declared a dividend of AUS$0.045 per RWH share payable on October 2, 2012 to shareholders of record on September 20, 2012.

On September 7, 2012, Pac-Van entered into a new five-year, senior secured revolving credit facility with a syndicate led by Wells Fargo Bank, National Association, that also includes HSBC Bank USA, NA, and the Private Bank and Trust Company (the “New Pac-Van Credit Facility”). Under the New Pac-Van Credit Facility, Pac-Van may borrow up to $110 million, subject to the terms of a borrowing base, as defined, and provides for the issuance of irrevocable standby letters of credit in amounts totaling up to $5 million. Borrowings will accrue interest, at Pac-Van’s option, either at the base rate plus 1.75% to 2.25% or the LIBOR rate plus 2.75% to 3.25%. The New Pac-Van Credit Facility contains, among other things, certain financial covenants, including fixed charge coverage ratios and utilization ratios, and provides that at any time prior to September 7, 2016, Pac-Van, subject to certain conditions, may increase the amount that may be borrowed under the Credit Facility by $10 million to a maximum of $120 million. In connection with the New Pac-Van Credit Facility, all outstanding amounts due under the PNC Credit Facility and Laminar Note were fully repaid and, in addition, the Valenta Limited Guaranty was terminated (see Note 5).

Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in conformity with United States generally accepted accounting principles (“U.S. GAAP”) applicable to interim financial information and the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, they do not include all the information and footnotes required by U.S. GAAP for complete financial statements. In the opinion of management, all adjustments (which include all significant normal and recurring adjustments) necessary to present fairly the financial position, results of operations and cash flows for all periods presented have been made. The accompanying results of operations are not necessarily indicative of the operating results that may be expected for the entire fiscal year ending June 30, 2013. These condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and accompanying notes thereto of the Company, which are included in the Company’s Annual Report on Form 10-K for the fiscal year ended June 30, 2012 filed with the Securities and Exchange Commission (“SEC”).

Certain reclassifications have been made to conform to the current period presentation. Unless otherwise indicated, references to “FY 2012” and “FY 2013” are to the six months ended December 31, 2011 and 2012, respectively.

Basis of Presentation

The consolidated financial statements have been prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States.

Unless otherwise indicated, references to “FY 2011” and “FY 2012” are to the fiscal years ended June 30, 2011 and 2012, respectively.

Certain reclassifications have been made to the FY 2011 statements to conform to the current period presentation, the most significant of which was to reclass certain facilities costs from selling and general expenses to direct costs of leasing operations.

Principles of Consolidation

Principles of Consolidation

The condensed consolidated financial statements include the accounts of the Company and its wholly-owned and majority-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated.

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned and majority-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated.

Foreign Currency Translation

Foreign Currency Translation

The Company’s functional currencies for its foreign operations are the respective local currencies, the Australian (“AUS”) and New Zealand (“NZ”) dollars in the Asia-Pacific area and the Canadian (“C”) dollar in North America. All adjustments resulting from the translation of the accompanying consolidated financial statements from the functional currency into reporting currency are recorded as a component of stockholders’ equity in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 830, Foreign Currency Matters. All assets and liabilities are translated at the rates in effect at the balance sheet dates; and revenues, expenses, gains and losses are translated using the average exchange rates during the periods. Transactions in foreign currencies are translated at the foreign exchange rate prevailing at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies at the balance sheet date are translated to the functional currency at the foreign exchange rate prevailing at that date. Foreign exchange differences arising on translation are recognized in the statement of operations. Non-monetary assets and liabilities that are measured in terms of historical cost in a foreign currency are translated using the exchange rate at the date of the transaction. Non-monetary assets and liabilities denominated in foreign currencies that are stated at fair value are translated to the functional currency at foreign exchange rates prevailing at the dates the fair value was determined.

Foreign Currency Translation

The Company’s functional currencies for its foreign operations are the respective local currencies, the Australian (“AUS”) and New Zealand (“NZ”) dollars in the Asia-Pacific area and the Canadian (“C”) dollar in North America. All adjustments resulting from the translation of the accompanying consolidated financial statements from the functional currency into reporting currency are recorded as a component of stockholders’ equity in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 830, Foreign Currency Matters. All assets and liabilities are translated at the rates in effect at the balance sheet dates; and revenues, expenses, gains and losses are translated using the average exchange rates during the periods. Transactions in foreign currencies are translated at the foreign exchange rate prevailing at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies at the balance sheet date are translated to the functional currency at the foreign exchange rate prevailing at that date. Foreign exchange differences arising on translation are recognized in the statement of operations. Non-monetary assets and liabilities that are measured in terms of historical cost in a foreign currency are translated using the exchange rate at the date of the transaction. Non-monetary assets and liabilities denominated in foreign currencies that are stated at fair value are translated to the functional currency at foreign exchange rates prevailing at the dates the fair value was determined.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Material estimates that are particularly susceptible to significant changes include assumptions used in assigning value to identifiable intangible assets at the acquisition date, the assessment for impairment of goodwill, the assessment for impairment of other intangible assets, the allowance for doubtful accounts, share-based compensation expense, residual value of the lease fleet and deferred tax assets and liabilities. Assumptions and factors used in the estimates are evaluated on an annual basis or whenever events or changes in circumstances indicate that the previous assumptions and factors have changed. The results of the analysis could result in adjustments to estimates.

Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Material estimates that are particularly susceptible to significant changes include assumptions used in assigning value to identifiable intangible assets at the acquisition date, the assessment for impairment of goodwill, the assessment for impairment of other intangible assets, the allowance for doubtful accounts, share-based compensation expense, residual value of the lease fleet and deferred tax assets and liabilities. Assumptions and factors used in the estimates are evaluated on an annual basis or whenever events or changes in circumstances indicate that the previous assumptions and factors have changed. The results of the analysis could result in adjustments to estimates.

Inventories

Inventories

Inventories are stated at the lower of cost or fair value (net realizable value). Net realizable value is the estimated selling price in the ordinary course of business. Expenses of marketing, selling and distribution to customers, as well as costs of completion are estimated and are deducted from the estimated selling price to establish net realizable value. Costs are assigned to individual items of inventory on the basis of specific identification and include expenditures incurred in acquiring the inventories and bringing them to their existing condition and location. Inventories consist primarily of containers, modular buildings and mobile offices held for sale or lease and are comprised of the following (in thousands):

	June 30,	December 31,
	2012	2012
Finished goods	$30,053	$39,124
Work in progress	1,153	1,569
Raw materials	—	1,779

	$31,206	$42,472

Property, plant and equipment consist of the following (in thousands):

	Estimated Useful Life	June 30,	December 31,
		2012	2012
Land	—	$2,016	$2,286
Building and improvements	10 – 40 years	1,020	3,341
Transportation and plant equipment (including capital lease assets)	3 – 20 years	18,196	22,674
Furniture, fixtures and office equipment	3 – 10 years	3,589	3,908

		24,821	32,209
Less accumulated depreciation and amortization		(12,089)	(13,774)

		$12,732	$18,435

Inventories

Inventories are stated at the lower of cost or market (net realizable value). Net realizable value is the estimated selling price in the ordinary course of business. Expenses of marketing, selling and distribution to customers, as well as costs of completion are estimated and are deducted from the estimated selling price to establish net realizable value. Costs are assigned to individual items of inventory on the basis of specific identification and include expenditures incurred in acquiring the inventories and bringing them to their existing condition and location. Inventories consist primarily of containers, modular buildings and mobile offices held for sale or lease and are comprised of the following (in thousands):

	June 30,
	2011	2012
Finished goods	$20,661	$30,053
Work in progress	281	1,153

	$20,942	$31,206

Lease Fleet

Lease Fleet

The Company has a fleet of storage, portable building, office and portable liquid storage tank containers, mobile offices, modular buildings and steps that it primarily leases to customers under operating lease agreements with varying terms. The value of the lease fleet (or lease or rental equipment) is recorded at cost and depreciated on the straight-line basis over the estimated useful life (5 – 20 years), after the date the units are put in service, down to their estimated residual values (up to 70% of cost). In the opinion of management, estimated residual values are at or below net realizable values. The Company periodically reviews these depreciation policies in light of various factors, including the practices of the larger competitors in the industry, and its own historical experience. Costs incurred on lease fleet units subsequent to initial acquisition are capitalized when it is probable that future economic benefits in excess of the originally assessed performance will result; otherwise, they are expensed as incurred. At June 30, 2012 and December 31, 2012, the gross cost of the lease fleet was $294,258,000 and $330,249,000, respectively.

Units in the lease fleet are also available for sale. The cost of sales of a unit in the lease fleet is recognized at the carrying amount at the date of sale.

Lease Fleet

The Company has a fleet of storage, portable building, office and portable liquid storage tank containers, mobile offices, modular buildings and steps that it primarily leases to customers under operating lease agreements with varying terms. The value of the lease fleet (or lease or rental equipment) is recorded at cost and depreciated on the straight-line basis over the estimated useful life (5—20 years), after the date the units are put in service, down to their estimated residual values (up to 70% of cost). In the opinion of management, estimated residual values are at or below net realizable values. The Company periodically reviews these depreciation policies in light of various factors, including the practices of the larger competitors in the industry, and its own historical experience. Costs incurred on lease fleet units subsequent to initial acquisition are capitalized when it is probable that future economic benefits in excess of the originally assessed performance will result; otherwise, they are expensed as incurred.

At June 30, 2011 and 2012, the gross costs of the lease fleet were $246,932,000 and $294,258,000, respectively.

Units in the lease fleet are also available for sale. The cost of sales of a unit in the lease fleet is recognized at the carrying amount at the date of sale.

Income Taxes

Income Taxes

The Company uses the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recorded for temporary differences between the financial reporting basis and income tax basis of assets and liabilities at the balance sheet date multiplied by the applicable tax rates. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized. Income tax expense is recorded for the amount of income tax payable or refundable for the period increased or decreased by the change in deferred tax assets and liabilities during the period. The Company files U.S. Federal tax returns, multiple U.S. state (and state franchise) tax returns and Australian, New Zealand and Canadian tax returns. For U.S. Federal tax purposes, all periods subsequent to June 30, 2008 are subject to examination by the U.S. Internal Revenue Service. The Company believes that its income tax filing positions and deductions would be sustained on audit and does not anticipate any adjustments that would result in a material change. Therefore, no reserves for uncertain income tax positions have been recorded. In addition, the Company does not anticipate that the total amount of unrecognized tax benefit related to any particular tax position will change significantly within the next 12 months.

The Company’s policy for recording interest and penalties, if any, will be to record such items as a component of income taxes.

Income Taxes

The Company uses the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recorded for temporary differences between the financial reporting basis and income tax basis of assets and liabilities at the balance sheet date multiplied by the applicable tax rates. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized. Income tax expense is recorded for the amount of income tax payable or refundable for the period increased or decreased by the change in deferred tax assets and liabilities during the period.

The Company files U.S. Federal tax returns, multiple U.S. state (and state franchise) tax returns and Australian, New Zealand and Canadian tax returns. For U.S. Federal tax purposes, all periods subsequent to June 30, 2008 are subject to examination by the U.S. Internal Revenue Service (“IRS”). The Company believes that its income tax filing positions and deductions would be sustained on audit and does not anticipate any adjustments that would result in a material change. Therefore, no reserves for uncertain income tax positions have been recorded. In addition, the Company does not anticipate that the total amount of unrecognized tax benefit related to any particular tax position will change significantly within the next 12 months.

The Company’s policy for recording interest and penalties, if any, will be to record such items as a component of income taxes.

Net Income per Common Share

Net Income per Common Share

Basic net income per common share is computed by dividing net income attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the periods. Diluted net income per common share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the Company. The potential dilutive securities the Company has outstanding are warrants, stock options and convertible preferred stock. The following is a reconciliation of weighted average shares outstanding used in calculating earnings per common share:

	Quarter Ended December 31,		Six Months Ended December 31,
	2011	2012	2011	2012
Basic	22,013,299	22,026,631	22,013,299	22,025,690
Assumed exercise of warrants	—	155,718	—	155,718
Assumed exercise of stock options	241,965	448,845	241,868	448,845
Assumed exercise of convertible preferred stock	—	—	—	—

Diluted	22,255,264	22,631,194	22,255,167	22,630,253

Potential common stock equivalents totaling 3,448,488 and 3,448,585 for the quarter ended December 31, 2011 and FY 2012, respectively, and 3,476,058 for both the quarter ended December 31, 2012 and FY 2013 have been excluded from the computation of diluted earnings per share because the effect would be anti-dilutive.

Net Income per Common Share

Basic net income per common share is computed by dividing net income attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the periods. Diluted net income per common share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the Company. The potential dilutive securities the Company has outstanding are warrants and stock options. The following is a reconciliation of weighted average shares outstanding used in calculating earnings per common share:

	Year Ended June 30,
	2011	2012
Basic	22,013,299	22,013,401
Assumed exercise of warrants	—	—
Assumed exercise of stock options	—	286,224

Diluted	22,013,299	22,299,625

Potential common stock equivalents (consisting of warrants and stock options) totaling 3,414,674 and 3,651,063 for FY 2011 and FY 2012, respectively, have been excluded from the computation of diluted earnings per share because the effect is anti-dilutive.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

In August 2010, the FASB, as result of a joint project with the International Accounting Standards Board (“IASB”) to simplify lease accounting and improve the quality of and comparability of financial information for users, published a proposed standard that would change the accounting and financial reporting for both lessee and lessor under ASC Topic 840, Leases. The proposed standard would effectively eliminate off-balance sheet accounting for most of the operating leases of lessees and would require lessors to apply a receivable and residual accounting approach. Subsequent to June 30, 2011, the FASB and IASB announced their intention to re-expose the common leasing standard exposure draft for revised proposals since August 2010 and, through June 30, 2012, continue to redeliberate issues and concerns raised in response to the proposed standard. The Company believes that the final standards, if issued in substantially the same form as the published proposal, would have a material effect in the presentation of its consolidated financial position and results of operations.

In September 2011, the FASB issued an amendment to the existing guidance on goodwill impairment. The amendment allows entities to first assess qualitative factors to determine whether it is necessary to perform the current two-step quantitative goodwill impairment test under ASC Topic 350, Intangibles – Goodwill. If an entity elects to use the option, it will no longer be required to calculate the fair value of a reporting unit unless a determination is made based on a qualitative assessment that it is more likely than not (i.e., greater than 50%) that the fair value of the reporting unit is less than its carrying amount. If the entity concludes that fair value is less than the carrying amount, the existing quantitative calculations in steps one and two under ASC Topic 350 continue to apply. However, if the entity concludes that fair value exceeds the carrying amount; neither of the two steps is required. The amendment allows entities to continue applying the existing two-step test and if an entity elects not to use the qualitative assessment in one period, it may resume performing the qualitative assessment in any subsequent period. The amendment is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, though early adoption is permitted. The Company has adopted the new qualitative assessment of the amendment as of July 1, 2012.

In December 2011, the FASB and IASB issued joint amendments to enhance disclosures with respect to offsetting and related arrangements for financial and derivative instruments presented in statements of financial position. These amendments to ASC Topic 210, Balance Sheet, require entities to provide both net and gross information about both instruments and transactions subject to an agreement similar to a master netting arrangement in order to enhance comparability between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards (“IFRS”). The amendments are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. These amendments are required to be applied prospectively and the Company does not expect that the adoption will have a material impact on its consolidated financial position or results of operations.

In July 2012, the FASB issued an amendment to the existing guidance on evaluating Indefinite-Lived Intangible Assets for Impairment. The amendment allows entities to first assess qualitative factors to determine whether it is necessary to perform the current impairment test under ASC Topic 350. If an entity determines based on a qualitative assessment that it is more likely than not (i.e., greater than 50%) that the fair value is not impaired no further testing is necessary. If the entity concludes that fair value is less than the carrying amount, the existing quantitative calculations under ASC Topic 350 continue to apply. The amendment is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after September 15, 2012, though early adoption is permitted. The Company has adopted the new qualitative assessment of the amendment as of July 1, 2012.

Recently Issued Accounting Pronouncements

In August 2010, the FASB, as result of a joint project with the International Accounting Standards Board (“IASB”) to simplify lease accounting and improve the quality of and comparability of financial information for users, published a proposed standard that would change the accounting and financial reporting for both lessee and lessor under ASC Topic 840, Leases. The proposed standard would effectively eliminate off-balance sheet accounting for most of the operating leases of lessees and would require lessors to apply a receivable and residual accounting approach. Subsequent to June 30, 2011, the FASB and IASB announced their intention to re-expose the common leasing standard exposure draft for revised proposals since August 2010 and, through June 30, 2012, continue to redeliberate issues and concerns raised in response to the proposed standard. Completion of deliberations and issuance of a revised exposure draft are anticipated during the fourth quarter of calendar year 2012, with final standards to be published in mid-2013. The Company believes that the final standards, if issued in substantially the same form as the published proposal, would have a material effect in the presentation of its consolidated financial position and results of operations.

In May 2011, the FASB issued amendments to the existing guidance on fair value measurement. The amendments are intended to create consistency between GAAP and International Financial Reporting Standards on measuring fair value and disclosing information about fair value measurements. The amendments clarify the application of existing fair value measurement requirements including (i) the application of the highest and best use valuation premise concepts, (ii) measuring the fair value of an instrument classified in a reporting entity’s equity and (iii) quantitative information required for fair value measurements categorized within Level 3. In addition, the amendments require additional disclosure for Level 3 measurements regarding the sensitivity of fair value to changes in unobservable inputs and any interrelationships between those inputs. These amendments are effective for interim and annual periods beginning after December 15, 2011. These changes are required to be applied prospectively and the adoption did not have a material impact on the consolidated financial position or results of operations.

In September 2011, the FASB issued an amendment to the existing guidance on goodwill impairment. The amendment allows entities to first assess qualitative factors to determine whether it is necessary to perform the current two-step quantitative goodwill impairment test under ASC Topic 350, Intangibles – Goodwill. If an entity elects to use the option, it will no longer be required to calculate the fair value of a reporting unit unless a determination is made based on a qualitative assessment that it is more likely than not (i.e., greater than 50%) that the fair value of the reporting unit is less than its carrying amount. If the entity concludes that fair value is less than the carrying amount, the existing quantitative calculations in steps one and two under ASC Topic 350 continue to apply. However, if the entity concludes that fair value exceeds the carrying amount; neither of the two steps is required. The amendment allows entities to continue applying the existing two-step test and if an entity elects not to use the qualitative assessment in one period, it may resume performing the qualitative assessment in any subsequent period. The amendment is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, though early adoption is permitted. The Company will use the new qualitative assessment of the amendment for periods subsequent to June 30, 2012.

In December 2011, the FASB and IASB issued joint amendments to enhance disclosures with respect to offsetting and related arrangements for financial and derivative instruments presented in statements of financial position. These amendments to ASC Topic 210, Balance Sheet, require entities to provide both net and gross information about both instruments and transactions subject to an agreement similar to a master netting arrangement in order to enhance comparability between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards (“IFRS”). The amendments are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. These amendments are required to be applied prospectively and the Company does not expect that the adoption will have a material impact on its consolidated financial position or results of operations.

In July 2012, the FASB issued an amendment to the existing guidance on evaluating Indefinite-Lived Intangible Assets for Impairment. The amendment allows entities to first assess qualitative factors to determine whether it is necessary to perform the current impairment test under ASC Topic 350. If an entity determines based on a qualitative assessment that it is more likely than not (i.e., greater than 50%) that the fair value is not impaired no further testing is necessary. If the entity concludes that fair value is less than the carrying amount, the existing quantitative calculations under ASC Topic 350 continue to apply. The amendment is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after September 15, 2012, though early adoption is permitted. The Company will use the new qualitative assessment of the amendment for periods subsequent to June 30, 2012.

Segment Information

Segment Information

FASB ASC Topic 280, Segment Reporting, establishes standards for the way companies report information about operating segments in annual financial statements. It also establishes standards for related disclosures about products and services, geographic areas and major customers. Based on the provisions of FASB ASC Topic 280 and the manner in which the chief operating decision maker analyzes the business, the Company has determined it has two separately reportable geographic and operating segments, North America (Pac-Van, including corporate headquarters) and the Asia-Pacific area (Royal Wolf).

Cash Equivalents

Cash Equivalents

The Company considers highly liquid investments with maturities of three months or less, when purchased, to be cash equivalents. The Company maintains its cash in bank deposit accounts that, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts. The Company believes it is not exposed to any significant credit risk on its cash balances.

Derivative Financial Instruments

Derivative Financial Instruments

Derivative financial instruments include warrants issued by the Company’s rights offering (Note 3). Based on Emerging Issues Task Force Issue No. 00-19, Accounting for Derivative Financial Instruments Indexed to, and Potentially Settled in, a Company’s Own Stock, the issuance of the warrants were reported in stockholders’ equity and, accordingly, there was no impact on the Company’s financial position or results of operations. Subsequent changes in the fair value will not be recognized as the warrants are classified as equity instruments.

The Company may use derivative financial instruments to hedge its exposure to foreign currency and interest rate risks arising from operating, financing and investing activities. The Company does not hold or issue derivative financial instruments for trading purposes. However, derivatives that do not qualify for hedge accounting are accounted for as trading instruments. Derivative financial instruments are recognized initially at fair value. Subsequent to initial recognition, derivative financial instruments are stated at fair value. The gain or loss on remeasurement to fair value is recognized immediately in the statement of operations.

Accounting for Stock Options

Accounting for Stock Options

For the issuances of stock options, the Company follows the fair value provisions of FASB ASC Topic 718, Stock Compensation, which require recognition of employee share-based compensation expense in the statements of operations over the vesting period based on the fair value of the stock option at the grant date. For stock options granted to non-employee consultants, the Company recognizes compensation expense measured at their fair value at each reporting date. Therefore, these stock options are subject to periodic fair value adjustments recorded in share-based compensation over the vesting period.

Fair Value

Fair Value

Fair values of financial instruments are estimated using relevant market information and other assumptions, as more fully disclosed in Note 6. Fair value estimates would involve uncertainties and matters of significant judgment regarding interest rates, credit risk, prepayments and other factors, especially in the absence of broad markets for particular items. Changes in assumptions or in market conditions could significantly affect these estimates

Property, Plant and Equipment

Property, Plant and Equipment

Owned assets

Property, plant and equipment are stated at cost, less accumulated depreciation and impairment losses. The cost of self-constructed assets includes the cost of materials, direct labor, the initial estimate (where relevant) of the costs of dismantling and removing the items and restoring the site on which they are located; and an appropriate allocation of production overhead, where applicable. Depreciation for property, plant and equipment is recorded on the straight-line basis over the estimated useful lives of the related asset. The residual value, the useful life and the depreciation method applied to an asset are reassessed at least annually.

Property, plant and equipment consist of the following (in thousands):

	Estimated Useful Life	June 30,
		2011	2012
Land	—	$2,064	$2,016
Building	40 years	1,027	1,020
Transportation and plant equipment (including capital lease assets)	3 – 10 years	15,914	18,196
Furniture, fixtures and office equipment	3 – 10 years	3,273	3,589

		22,278	24,821
Less accumulated depreciation and amortization		(9,626)	(12,089)

		$12,652	$12,732

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company periodically reviews for the impairment of long-lived assets and assesses when an event or change in circumstances indicates the carrying value of an asset may not be recoverable. An impairment loss would be recognized when estimated future cash flows expected to result from the use of the asset and the eventual disposition is less than its carrying amount. The Company has determined that no impairment provision related to long-lived assets was required to be recorded as of June 30, 2011 and 2012.

Goodwill

Goodwill

The Company accounts for goodwill in accordance with FASB ASC Topic 350, Intangibles – Goodwill and Other. FASB ASC Topic 350 prohibits the amortization of goodwill and intangible assets with indefinite lives and requires these assets be reviewed for impairment at least annually. The Company operates two reportable and operating segments (Pac-Van and Royal Wolf) and all of the goodwill was allocated between these two reporting units. The Company performs an annual impairment test on goodwill at year end using the two-step process required under FASB ASC Topic 350. The first step is a screen for potential impairment, while the second step measures the amount of the impairment, if any.

At June 30, 2011 and 2012, the Company performed the first step of the two-step impairment test and compared the fair value of each reporting unit to its carrying value. In assessing the fair value of the reporting units, the Company considered both the market approach and the income approach. Under the market approach, the fair value of the reporting unit was determined on a weighted-average range of multiples to adjusted EBITDA. Under the income approach, the fair value of the reporting unit was based on the present value of estimated cash flows. The income approach was dependent on a number of significant management assumptions, including estimated future revenue growth rates, gross margins on sales, operating margins, capital expenditures and discount rates. Each approach was given equal weight in arriving at the fair value of the reporting unit and it was determined that the fair value of the Royal Wolf reporting unit exceeded the carrying values of its net assets at both periods and that the fair value of the Pac-Van reporting unit exceeded the carrying values of its net assets at June 30, 2012. However, at June 30, 2011, the fair value of the Pac-Van reporting unit was less than the carrying values of its net assets and, therefore, the Company performed a step-two impairment test for Pac-Van.

In the step-two test, the Company determined the implied fair value of the Pac-Van reporting unit’s goodwill and compared it to the carrying value of the goodwill. This involved allocating the fair value of the reporting unit to its respective assets and liabilities (as if it had been acquired in a separate and individual business combination and the fair value was the price paid to acquire it) with the excess of the fair value over the amounts assigned being the implied fair value of goodwill. For Pac-Van, the implied value of its goodwill was less than the carrying value of goodwill, resulting in an impairment charge of $5,858,000 at June 30, 2011. At June 30, 2012, the carrying value of goodwill at Pac-Van was $33,859,000.

The change in the balance of goodwill was as follows (in thousands)

	June 30,
	2011	2012
Beginning of year	$67,919	$68,948
Additions to goodwill	—	999
Foreign translation effect	6,887	(1,498)
Impairment of goodwill	(5,858)	—

End of year	$68,948	$68,449

Intangible Assets

Intangible Assets

Intangible assets include those with indefinite (trademark and trade name) and finite (primarily customer base and lists, non-compete agreements and deferred financing costs) useful lives. Customer base and lists and non-compete agreements are amortized on the straight-line basis over the expected period of benefit which range from one to ten years. Costs to obtaining long-term financing are deferred and amortized over the term of the related debt using the straight-line method. Amortizing the deferred financing costs using the straight-line method does not produce significantly different results than that of the effective interest method.

Intangible assets consist of the following (in thousands):

	June 30,
	2011	2012
Trademark and trade name	$2,500	$2,542
Customer base and lists	37,224	36,431
Non-compete agreements	7,313	7,321
Deferred financing costs	1,948	1,933
Other	1,372	1,618

	50,357	49,845
Less accumulated amortization	(26,999)	(31,687)

	$ 23,358	$ 18,158

The Company reviews intangible assets (those assets resulting from acquisitions) at least annually for impairment or when events or circumstances indicate these assets might be impaired. The Company tests impairment using historical cash flows and other relevant facts and circumstances as the primary basis for estimates of future cash flows. At June 30, 2011, the Company, pursuant to an evaluation that determined that the respective fair value was less than the carrying value, recognized an impairment charge of $250,000 to the trade name acquired in the Pac-Van acquisition (see Note 1). This impairment charge was recorded as a part of depreciation and amortization in the accompanying consolidated statements of operations.

The estimated future amortization of intangible assets with finite useful lives as of June 30, 2012 is as follows (in thousands):

Year Ending June 30,
2013	$5,090
2014	3,414
2015	2,314
2016	2,235
2017	2,485
Thereafter	78

$15,616

Defined Contribution Benefit Plan

Defined Contribution Benefit Plan

Obligations for contributions to defined contribution benefit plans are recognized as an expense in the statement of operations as incurred. Contributions to defined contribution benefit plans in FY 2011 and FY 2012 were $1,115,000 and $1,249,000, respectively.

Revenue Recognition

The Company leases and sells new and used storage, office, building and portable liquid storage tank containers, modular buildings and mobile offices to its customers, as well as providing other ancillary products and services. Leases to customers generally qualify as operating leases unless there is a bargain purchase option at the end of the lease term. Revenue is recognized as earned in accordance with the lease terms established by the lease agreements and when collectability is reasonably assured.

Revenue from sales of the lease fleet is generally recognized upon delivery and when collectability is reasonably assured. Certain arrangements to sell units under long-term construction-type sales contracts are accounted for under the percentage of completion method. Under this method, income is recognized in proportion to the incurred costs to date under the contract to estimated total costs.

Unearned revenue includes end of lease services not yet performed by the Company (such as transport charges for the pick-up of a unit where the actual pick-up has not yet occurred as the unit is still leased), advance rentals and deposit payments.

Advertising

Advertising

Advertising costs are generally expensed as incurred. Direct-response advertising costs, principally yellow page advertising, are monitored through call logs and advertising source codes, are capitalized when paid and amortized over the period in which the benefit is derived. However, the amortization period of the prepaid balance never exceeds 12 months. At June 30, 2011 and 2012, prepaid advertising costs were approximately $257,000 and $179,000, respectively. Advertising costs expensed were approximately $2,774,000 and $2,966,000 for FY 2011 and FY 2012, respectively.

Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
Schedule of Inventories

Inventories consist primarily of containers, modular buildings and mobile offices held for sale or lease and are comprised of the following (in thousands):

	June 30,	December 31,
	2012	2012
Finished goods	$30,053	$39,124
Work in progress	1,153	1,569
Raw materials	—	1,779

	$31,206	$42,472

Inventories consist primarily of containers, modular buildings and mobile offices held for sale or lease and are comprised of the following (in thousands):

	June 30,
	2011	2012
Finished goods	$20,661	$30,053
Work in progress	281	1,153

	$20,942	$31,206

Property, Plant and Equipment

Property, plant and equipment consist of the following (in thousands):

	Estimated Useful Life	June 30,	December 31,
		2012	2012
Land	—	$2,016	$2,286
Building and improvements	10 – 40 years	1,020	3,341
Transportation and plant equipment (including capital lease assets)	3 – 20 years	18,196	22,674
Furniture, fixtures and office equipment	3 – 10 years	3,589	3,908

		24,821	32,209
Less accumulated depreciation and amortization		(12,089)	(13,774)

		$12,732	$18,435

Property, plant and equipment consist of the following (in thousands):

	Estimated Useful Life	June 30,
		2011	2012
Land	—	$2,064	$2,016
Building	40 years	1,027	1,020
Transportation and plant equipment (including capital lease assets)	3 – 10 years	15,914	18,196
Furniture, fixtures and office equipment	3 – 10 years	3,273	3,589

		22,278	24,821
Less accumulated depreciation and amortization		(9,626)	(12,089)

		$12,652	$12,732

Reconciliation of Weighted Average Shares Outstanding

The following is a reconciliation of weighted average shares outstanding used in calculating earnings per common share:

	Quarter Ended December 31,		Six Months Ended December 31,
	2011	2012	2011	2012
Basic	22,013,299	22,026,631	22,013,299	22,025,690
Assumed exercise of warrants	—	155,718	—	155,718
Assumed exercise of stock options	241,965	448,845	241,868	448,845
Assumed exercise of convertible preferred stock	—	—	—	—

Diluted	22,255,264	22,631,194	22,255,167	22,630,253

The following is a reconciliation of weighted average shares outstanding used in calculating earnings per common share:

	Year Ended June 30,
	2011	2012
Basic	22,013,299	22,013,401
Assumed exercise of warrants	—	—
Assumed exercise of stock options	—	286,224

Diluted	22,013,299	22,299,625

Change in Balance of Goodwill

The change in the balance of goodwill was as follows (in thousands)

	June 30,
	2011	2012
Beginning of year	$67,919	$68,948
Additions to goodwill	—	999
Foreign translation effect	6,887	(1,498)
Impairment of goodwill	(5,858)	—

End of year	$68,948	$68,449

Intangible Assets with Finite Useful Lives

Intangible assets consist of the following (in thousands):

	June 30,
	2011	2012
Trademark and trade name	$2,500	$2,542
Customer base and lists	37,224	36,431
Non-compete agreements	7,313	7,321
Deferred financing costs	1,948	1,933
Other	1,372	1,618

	50,357	49,845
Less accumulated amortization	(26,999)	(31,687)

	$ 23,358	$ 18,158

Estimated Future Amortization of Intangible Assets with Finite Useful Lives

The estimated future amortization of intangible assets with finite useful lives as of June 30, 2012 is as follows (in thousands):

Year Ending June 30,
2013	$5,090
2014	3,414
2015	2,314
2016	2,235
2017	2,485
Thereafter	78

$15,616

Acquisitions (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
Fair Market Value of Tangible and Intangible Assets and Liabilities

The accompanying condensed consolidated financial statements include the operations of the acquired businesses from the dates of acquisition. The allocations for the acquisitions in FY 2013 to tangible and intangible assets acquired and liabilities assumed based on their estimated fair market values were as follows (in thousands):

	Southern Frac October 1, 2012	Coral Seas Containers November 5, 2012	Other Acquisitions	Total
Fair value of the net tangible assets acquired and liabilities assumed:
Restricted cash	$1,000	$—	$—	$1,000
Trade and other receivables	3,203	14	1	3,218
Inventories	2,296	528	28	2,852
Prepaid expenses and other	152	—	4	156
Property, plant and equipment	2,892	107	224	3,223
Lease fleet	—	3,649	2,666	6,315
Accounts payables and accrued liabilities	(6,202)	(177)	(99)	(6,478)
Income taxes payable	—	—	—	—
Unearned revenue and advance payments	—	(8)	(15)	(23)
Long-term debt and obligations	(47)	—	—	(47)
Noncontrolling interest	(889)	—	—	(889)

Total net tangible assets acquired, liabilities assumed and noncontrolling interest	2,405	4,113	2,809	9,327
Fair value of intangible assets acquired:
Non-compete agreement	71	580	331	982
Customer lists	1,112	295	250	1,657
Trade name	387	—	—	387
Other	261	—	—	261
Goodwill	2,733	630	38	3,401

Total intangible assets acquired	4,564	1,505	619	6,688

Total purchase allocation	$6,969	$5,618	$3,428	$16,015

The accompanying consolidated financial statements include the operations of the acquired businesses from the dates of acquisition. The allocation for the acquisitions in FY 2012 to tangible and intangible assets acquired and liabilities assumed based on their estimated fair market values were as follows (in thousands):

	Container King May 1, 2012	Container Tech May 31, 2012	Total
Fair value of the net tangible assets acquired and liabilities assumed:
Trade and other receivables	$197	$—	$197
Inventories (primarily containers)	546	—	546
Property, plant and equipment	421	125	546
Lease fleet	292	2,020	2,312
Trade payables and accrued liabilities	(413)	(77)	(490)
Income taxes payable	(53)	—	(53)
Unearned revenue and advance payments	(14)	(23)	(37)
Long-term debt and obligations	—	—	—
Deferred tax liabilities	(189)	—	(189)

Total net tangible assets acquired and liabilities assumed	787	2,045	2,832
Fair value of intangible assets acquired:
Non-compete agreement	48	249	297
Customer lists	262	197	459
Trade name	44	—	44
Goodwill	580	419	999

Total intangible assets acquired	934	865	1,799

Total purchase consideration	$1,721	$2,910	$4,631

Financial Instruments (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
Derivative Instruments at Fair Value, Classification on Condensed Consolidated Balances Sheets

Derivative instruments measured at fair value and their classification on the condensed consolidated balances sheets and condensed consolidated statements of operations are as follows (in thousands):

		Derivative – Fair Value (Level 2)
Type of Derivative Contract	Balance Sheet Classification	June 30, 2012	December 31, 2012
Swap Contracts and Options (Caps and Collars)	Trade payables and accrued liabilities	$(1,539)	$(1,971)
Forward-Exchange Contracts	Trade payables and accrued liabilities	(102)	(147)

Derivative instruments measured at fair value and their classification on the consolidated balances sheets and consolidated statements of operations are as follows (in thousands):

		Derivative – Fair Value (Level 2)
Type of Derivative Contract	Balance Sheet Classification	June 30, 2011	June 30, 2012
Swap Contracts and Options (Caps and Collars)	Trade payables and accrued liabilities	$(743)	$(1,539)
Forward-Exchange Contracts	Trade payables and accrued liabilities	(401)	(102)

Derivative Instruments at Fair Value, Consolidated Statements of Operations

		Quarter Ended December 31,		Six Months Ended December 31,
Type of Derivative Contract	Statement of Operations Classification	2011	2012	2011	2012
Swap Contracts and Options (Caps and Collars)	Unrealized loss included in interest expense	$(68)	$—	$(603)	$(80)
Forward-Exchange Contracts	Unrealized foreign currency exchange gain (loss) and other	(794)	263	155	(86)

Type of Derivative Contract	Statement of Operations Classification	Year Ended June 30, 2011	Year Ended June 30, 2012
Swap Contracts and Options (Caps and Collars)	Unrealized gain (loss) included in interest expense	$697	$(816)
Forward-Exchange Contracts	Unrealized foreign currency exchange gain (loss) and other	(387)	132

Open Interest Rate Swap Contract

As of June 30, 2012, there was one open interest rate swap contract and one open interest rate option (collar) contract; and, as of December 31, 2012, there was one open interest rate swap contract that was designated as a cash flow hedge and matures in June 2017, as follows (dollars in thousands):

	June 30, 2012		December 31, 2012
	Swap	Option (Collar)	Swap	Option (Collar)
Notional amounts	$15,242	$25,403	$51,870	$—
Fixed/Strike Rates	6.25%	6.25%	3.98%	—%
Floating Rates	5.47%	5.47%	3.17%	—%
Fair Value of Combined Contracts	$(587)	$(952)	$(1,971)	$—

As of June 30, 2011, there were three open interest rate swap contracts and two open interest rate option (cap) contracts; and, as of June 30, 2012, there was one open interest rate swap contract and one open interest rate option (collar) contract that mature in June 2014, as follows (dollars in thousands):

	June 30, 2011		June 30, 2012
	Swap	Option (Cap)	Swap	Option (Collar)
Notional amounts	$23,543	$14,161	$15,242	$25,403
Fixed/Strike Rates	7.19% – 8.22%	7.19% – 7.98%	6.25%	6.25%
Floating Rates	7.01%	7.01%	5.47%	5.47%
Fair Value of Combined Contracts	$(743)	$—	$(587)	$(952)

Open Forward Exchange Contracts

As of June 30, 2012, there were 12 open forward exchange contracts; and, as of December 31, 2012, there were 35 open forward exchange contracts that mature between January 2013 and August 2013, as follows (dollars in thousands):

	June 30, 2012		December 31, 2012
	Forward Exchange	Currency Option	Forward Exchange	Currency Option
Notional amounts	$7,096	$—	$9,541	$—
Exchange/Strike Rates (AUD to USD)	0.9702 – 1.0201	—	0.9656 – 1.0346	—
Fair Value of Combined Contracts	$(102)	$—	$(147)	$—

As of June 30, 2011, there were 25 open forward exchange contracts; and, as of June 30, 2012, there were 12 open forward exchange contracts that mature between August 2012 and April 2013, as follows (dollars in thousands):

	June 30, 2011		June 30, 2012
	Forward Exchange	Currency Option	Forward Exchange	Currency Option
Notional amounts	$11,452	$—	$7,096	$—
Exchange/Strike Rates (AUD to USD)	0.9973 –1.0465	—	0.9702 –1.0201	—
Fair Value of Combined Contracts	$(401)	$—	$(102)	—

Stock Option Plans (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
Fair Value of Stock Options Granted

Since inception, the range of the fair value of the stock options granted (other than to non-employee consultants) and the assumptions used are as follows:

Fair value of stock option	$0.81 – $3.94

Assumptions used:
Risk-free interest rate	1.19% – 4.8%
Expected life (in years)	7.5
Expected volatility	26.5% – 84.6%
Expected dividends	—

Since inception, the range of the fair value of the stock options granted (other than to non-employee consultants) and the assumptions used are as follows:

Fair value of stock option	$0.81 – $3.94

Assumptions used:
Risk-free interest rate	1.19% – 4.8%
Expected life (in years)	7.5
Expected volatility	26.5% – 84.6%
Expected dividends	—

Stock Option Activity and Related Information

A summary of the Company’s stock option activity and related information for FY 2013 follows:

	Number of Options (Shares)	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)
Outstanding at June 30, 2012	1,843,664	$4.96
Granted	—	—
Exercised	(6,666)	1.22
Forfeited or expired	—	—

Outstanding at December 31, 2012	1,836,998	$4.97	6.7

Vested and expected to vest at December 31, 2012	1,836,998	$4.97	6.7

Exercisable at December 31, 2012	883,408	$7.18	5.1

A summary of the Company’s stock option activity and related information as of and for FY 2011 and FY 2012 follows:

	Number of Options (Shares)	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)
Outstanding at June 30, 2010	1,254,910	$6.65
Granted	487,000	1.63
Exercised	—	—
Forfeited or expired	(201,340)	3.53

Outstanding at June 30, 2011	1,540,570	5.47
Granted	371,000	3.10
Exercised	(6,666)	1.22
Forfeited or expired	(61,240)	7.15

Outstanding at June 30, 2012	1,843,664	$4.96	7.2

Vested and expected to vest at June 30, 2012	1,843,664	$4.96	7.2

Exercisable at June 30, 2012	783,781	$7.26	5.5

Cash Flows from Operating Activities and Other Financial Information (Tables)	6 Months Ended
Dec. 31, 2012
Summary of Cash Flows from Operating Activities

The following table provides a detail of cash flows from operating activities (in thousands):

	Six Months Ended December 31,
	2011	2012
Cash flows from operating activities
Net income	$3,869	$6,323
Adjustments to reconcile net income to cash flows from operating activities:
Gain on sales and disposals of property, plant and equipment	(126)	(96)
Gain on sales of lease fleet	(3,111)	(3,270)
Gain on bargain purchase of businesses	—	(215)
Unrealized foreign exchange loss (gain)	710	(105)
Unrealized loss (gain) on forward exchange contracts	(155)	86
Unrealized loss on interest rate swaps and options	603	80
Depreciation and amortization	9,240	10,696
Amortization of deferred financing costs	346	485
Accretion of interest	—	50
Share-based compensation expense	420	646
Deferred income taxes	1,975	3,292
Changes in operating assets and liabilities:
Trade and other receivables, net	(392)	6,022
Inventories	(15,176)	(7,655)
Prepaid expenses and other	79	(1,002)
Trade payables, accrued liabilities and unearned revenues	1,150	(4,618)
Income taxes	(195)	(105)

Net cash provided by (used in) operating activities	$(763)	$10,614

Segment Reporting (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
Summary of Segment Reporting Information

The tables below represent the Company’s revenues from external customers, operating income, interest income and expense, share-based compensation expense, depreciation and amortization, expenditures for additions to long-lived assets (consisting of lease fleet and property, plant and equipment), long-lived assets and goodwill; as attributed to its two geographic segments (in thousands):

	Quarter Ended December 31,		Six Months Ended December 31,
	2011	2012	2011	2012
Revenues from external customers
North America:
Sales	$4,549	$13,825	$11,068	$18,279
Leasing	9,989	12,016	20,371	23,631

	14,538	25,841	31,439	41,910

Asia-Pacific:
Sales	18,386	18,182	40,076	37,450
Leasing	15,183	19,329	29,385	37,381

	33,569	37,511	69,461	74,831

Total	$48,107	$63,352	$100,900	$116,741

Operating income
North America	$394	$1,659	$1,431	$2,476
Asia-Pacific	5,029	7,027	10,649	13,070

Total	$5,423	$8,686	$12,080	$15,546

Interest income
North America	$2	$—	$4	$2
Asia-Pacific	31	17	124	38

Total	$33	$17	$128	$40

Interest expense
North America	$1,324	$1,096	$2,613	$2,619
Asia-Pacific	1,564	1,534	3,677	3,236

Total	$2,888	$2,630	$6,290	$5,855

Share-based compensation
North America	$135	$184	$306	$381
Asia-Pacific	78	164	114	265

Total	$213	$348	$420	$646

Depreciation and amortization
North America	$1,440	$1,686	$2,873	$3,093
Asia-Pacific	3,242	3,710	6,367	7,603

Total	$4,682	$5,396	$9,240	$10,696

Additions to long-lived assets
North America			$4,994	$16,118
Asia-Pacific			24,904	26,069

Total			$29,898	$42,187

	At
	June 30, 2012	December 31, 2012
Long-lived assets
North America	$112,867	$128,793
Asia-Pacific	159,323	179,625

Total	$272,190	$308,418

Goodwill
North America	$33,859	$36,608
Asia-Pacific	34,590	36,056

Total	$68,449	$72,664

The tables below represent the Company’s revenues from external customers, operating income, interest income and expense, share-based compensation expense, depreciation and amortization, expenditures for additions to long-lived assets (consisting of lease fleet and property, plant and equipment), long-lived assets and goodwill; as attributed to its two geographic (and operating) segments (in thousands):

	Year Ended June 30,
	2011	2012
Revenues from external customers
North America:
Sales	$17,876	$28,839
Leasing	38,000	41,443

	55,876	70,282

Asia-Pacific:
Sales	74,811	79,502
Leasing	51,577	62,455

	126,388	141,957

Total	$182,264	$212,239

Operating income (loss)
North America	$(4,418)	$2,336
Asia-Pacific	14,199	23,909

Total	$9,781	$26,245

Interest income
North America	$—	$8
Asia-Pacific	487	149

Total	$487	$157

Interest expense
North America	$5,792	$5,431
Asia-Pacific	14,501	7,312

Total	$20,293	$12,743

Share-based compensation
North America	$552	$611
Asia-Pacific	510	290

Total	$1,062	$901

Impairment of goodwill
North America	$5,858	$—
Asia-Pacific	—	—

Total	$5,858	$—

Depreciation and amortization
North America	$6,087	$5,805
Asia-Pacific	13,078	13,119

Total	$19,165	$18,924

Additions to long-lived assets
North America	$7,478	$12,360
Asia-Pacific	36,560	63,985

Total	$44,038	$76,345

Long-lived assets
North America	$108,212	$112,867
Asia-Pacific	124,535	159,323
Total	$232,747	$272,190

Goodwill
North America	$33,303	$33,859
Asia-Pacific	35,645	34,590

Total	$68,948	$68,449

Senior and Other Debt (Tables)	12 Months Ended
Jun. 30, 2012
Senior and Other Debt Consisted

Senior and other debt consisted of the following at June 30, 2011 and 2012 (in thousands):

	June 30,
	2011	2012
ANZ Credit Facility	$63,113	$95,759
PNC Credit Facility	56,689	62,201
Laminar Note	15,000	15,000
Other	1,787	1,132

	$136,589	$174,092

Scheduled Maturities for Senior Credit Facilities Senior Subordinated Notes and Other Debt

The scheduled maturities for the senior credit facilities senior subordinated notes and other debt at June 30, 2012 were as follows (in thousands):

Year Ending June 30,
2013	$8,139
2014	87,894
2015	403
2016	286
2017	77,370
Thereafter	—

$174,092

Income Taxes (Tables)	12 Months Ended
Jun. 30, 2012
Income (loss) Before Provision for Income Taxes

Income (loss) before provision for income taxes consisted of the following (in thousands):

	Year Ended June 30,
	2011	2012
North America	$(4,527)	$(3,087)
Asia-Pacific	(1,373)	17,189

	$(5,900)	$14,102

Provision (benefit) for Income Taxes

The provision (benefit) for income taxes consisted of the following (in thousands):

	Year Ended June 30,
	2011	2012
Current:
U.S. Federal	$144	$—
State	49	—
Foreign	276	501

	469	501

Deferred:
U.S. Federal	1,291	850
State	84	100
Foreign	1,114	3,909

	2,489	4,859

	$2,958	$5,360

Components of Net Deferred Tax Liability

The components of the net deferred tax liability are as follows (in thousands):

	June 30,
	2011	2012
Deferred tax assets:
Net operating loss and tax credit carryforwards	$17,111	$15,508
Deferred revenue and expenses	466	779
Accrued compensation and other benefits	877	1,322
Allowance for doubtful accounts	374	458
Unrealized exchange gains and losses	—	—

Total deferred tax assets	18,828	18,067
Valuation allowance	—	—

Net deferred tax assets	18,828	18,067

Deferred tax liabilities:
Accelerated tax depreciation and amortization	(34,592)	(38,830)
Other	(71)	—

Total deferred tax liabilities	(34,663)	(38,830)

Net deferred tax liabilities	$(15,835)	$(20,763)

Reconciliation of U.S. Federal Statutory Rate

A reconciliation of the U.S. federal statutory rate of 34% to the Company’s effective tax rate is as follows:

	Year Ended June 30,
	2011	2012
Federal statutory rate	(34.0)%	34.0%
State and Asia-Pacific taxes, net of U.S. federal benefit and credit	(4.0)	4.0
U.S. income taxes related to RWH IPO	48.5	—
Amortization and impairment of goodwill and intangible assets, net	30.1	—
Nondeductible expenses (primarily share-based compensation expense at Royal Wolf)	9.5	—

Effective tax rate	50.1%	38.0%

Commitments and Contingencies (Tables)	12 Months Ended
Jun. 30, 2012
Non-cancellable Operating Lease Rentals Payable	Non-cancellable operating lease rentals at June 30, 2012 are payable as follows (in thousands):

Year Ending June 30,
2013	$7,680
2014	5,672
2015	4,183
2016	3,627
2017	2,075
Thereafter	4,869

$28,106

Future Minimum Payments to Be Received Under Sales-type and Operating Fleet Leases

Future minimum receipts under sales-type and operating fleet leases at June 30, 2012 are as follows (in thousands):

Year Ending June 30,
2013	$8,151
2014	2,476
2015	1,235
2016	1,004
2017	855
Thereafter	3,649

$17,370

Detail of Certain Accounts (Tables)	12 Months Ended
Jun. 30, 2012
Summary of Trade Payables and Accrued Liabilities

Trade payables and accrued liabilities consist of the following (in thousands):

	June 30,
	2011	2012
Trade payables	$19,316	$22,094
Checks written in excess of bank balance	1,147	597
Payroll and related	6,268	5,758
Taxes, other than income	793	2,336
Fair value of interest swap and option and forward currency exchange contacts	1,144	1,641
Accrued interest	707	428
Other accruals	3,147	3,110

	$32,522	$35,964

Organization and Business Operations - Additional Information (Detail)	1 Months Ended	6 Months Ended	12 Months Ended		1 Months Ended				1 Months Ended
	Sep. 13, 2007	Dec. 31, 2012 USD ($)	Jun. 30, 2012 USD ($)	Jun. 30, 2011	May 31, 2011 GFN U.S.	Dec. 31, 2012 GFN U.S.	Jun. 30, 2012 GFN U.S.	Sep. 13, 2007 GFN U.S.	May 31, 2011 RWH USD ($)	May 31, 2011 RWH AUD	Dec. 31, 2012 RWH	Jun. 30, 2012 RWH
Organization And Business Operations [Line Items]
Number of shares issued		6,666	6,666		50,198,526				50,000,000	50,000,000
Additional shares issued to non employee members of RWH									188,526	188,526
Majority interest owned						50.00%	50.01%
Total shares of capital stock issued and outstanding		22,026,631	22,019,965	22,013,299							100,387,052	100,387,052
Outstanding capital stock required to purchase	13.80%		13.80%
Outstanding Capital Stock of GFN U.S. owned					100.00%		100.00%	86.20%
Value Per Share		$ 4.3	$ 3.22						$ 1.96	1.83
Gross Proceeds from shares issued									$ 97,850,000	91,500,000
Value of Additional Shares Issued									369,000
Payment of Offering costs									$ 5,443,000	5,090,000
Acquisition of interest by satisfying Bison Capital Put Option					13.80%

Summary of Significant Accounting Policies - Schedule of Inventories (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Jun. 30, 2012	Jun. 30, 2011
Inventories [Line Items]
Finished goods	$ 39,124	$ 30,053	$ 20,661
Work in progress	1,569	1,153	281
Raw materials	1,779
Total	$ 42,472	$ 31,206	$ 20,942

Summary of Significant Accounting Policies - Property, Plant and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2012 Land	Jun. 30, 2012 Land	Jun. 30, 2011 Land	Dec. 31, 2012 Building and Building Improvements	Jun. 30, 2012 Building and Building Improvements	Dec. 31, 2012 Building and Building Improvements Minimum	Dec. 31, 2012 Building and Building Improvements Maximum	Dec. 31, 2012 Transportation and plant equipment (including capital lease assets)	Jun. 30, 2012 Transportation and plant equipment (including capital lease assets)	Dec. 31, 2012 Transportation and plant equipment (including capital lease assets) Minimum	Dec. 31, 2012 Transportation and plant equipment (including capital lease assets) Maximum	Dec. 31, 2012 Furniture, fixtures and office equipment	Jun. 30, 2012 Furniture, fixtures and office equipment	Jun. 30, 2011 Furniture, fixtures and office equipment	Jun. 30, 2012 Furniture, fixtures and office equipment Minimum	Jun. 30, 2012 Furniture, fixtures and office equipment Maximum	Dec. 31, 2012 Furniture, fixtures and office equipment Minimum	Dec. 31, 2012 Furniture, fixtures and office equipment Maximum	Jun. 30, 2012 Building	Jun. 30, 2011 Building	Jun. 30, 2012 Building Minimum	Jun. 30, 2012 Building Maximum	Jun. 30, 2012 Transportation and plant equipment (including capital lease assets)	Jun. 30, 2011 Transportation and plant equipment (including capital lease assets)	Jun. 30, 2012 Transportation and plant equipment (including capital lease assets) Minimum	Jun. 30, 2012 Transportation and plant equipment (including capital lease assets) Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Life									10 years	40 years			3 years	20 years				3 years	10 years	3 years	10 years			0 years	40 years			3 years	10 years
Property, plant and equipment, gross	$ 32,209	$ 24,821	$ 22,278	$ 2,286	$ 2,016	$ 2,064	$ 3,341	$ 1,020			$ 22,674	$ 18,196			$ 3,908	$ 3,589	$ 3,273					$ 1,020	$ 1,027			$ 18,196	$ 15,914
Less accumulated depreciation and amortization	(13,774)	(12,089)	(9,626)
Property, plant and equipment, net	$ 18,435	$ 12,732	$ 12,652

Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012 Segment	Jun. 30, 2011	Jun. 30, 2010
Net Income Loss Per Common Share [Line Items]
Percentage of depreciation of lease fleet to cost			70.00%		70.00%
Gross costs of the lease fleet	$ 330,249,000		$ 330,249,000		$ 294,258,000	$ 246,932,000
Period for anticipation for change in total unrecognized tax benefit related to any particular tax position period			12 months		12 months
Common Stock Equivalents ( Warrants and Stock Options)	3,476,058	3,448,488	3,476,058	3,448,585	3,651,063	3,414,674
Minimum probability of fair value is less than carrying amount			50.00%		50.00%
Number of reportable segments					2
Maturity of investments					P3M
Impairment provision related to long-lived assets					0	0
Impairment of goodwill						5,858,000
Carrying value of goodwill	72,664,000		72,664,000		68,449,000	68,948,000	67,919,000
Contributions to defined contribution benefit plans					1,249,000	1,115,000
Prepaid Advertising costs					179,000	257,000
Advertising Costs					2,966,000	2,774,000
Customer Lists
Net Income Loss Per Common Share [Line Items]
Recognized impairment charges						250,000
Pac-Van
Net Income Loss Per Common Share [Line Items]
Impairment of goodwill					5,858,000
Carrying value of goodwill					$ 33,859,000
Minimum
Net Income Loss Per Common Share [Line Items]
Expected period of benefit for Customer base and lists and non-compete agreements					1 year
Minimum | Assets Held under Capital Leases
Net Income Loss Per Common Share [Line Items]
Estimated useful life of lease fleet					5 years
Minimum | Lease fleet
Net Income Loss Per Common Share [Line Items]
Estimated useful life of lease fleet			5 years
Maximum
Net Income Loss Per Common Share [Line Items]
Expected period of benefit for Customer base and lists and non-compete agreements					10 years
Maximum | Assets Held under Capital Leases
Net Income Loss Per Common Share [Line Items]
Estimated useful life of lease fleet					20 years
Maximum | Lease fleet
Net Income Loss Per Common Share [Line Items]
Estimated useful life of lease fleet			20 years

Summary of Significant Accounting Policies - Reconciliation of Weighted Average Shares Outstanding (Detail)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011
Net Income Loss Per Common Share [Line Items]
Basic	22,026,631	22,013,299	22,025,690	22,013,299	22,013,401	22,013,299
Assumed exercise of warrants	155,718		155,718
Assumed exercise of stock options	448,845	241,965	448,845	241,868	286,224
Assumed exercise of convertible preferred stock
Diluted	22,631,194	22,255,264	22,630,253	22,255,167	22,299,625	22,013,299

Equity Transactions - Additional Information (Detail)	1 Months Ended			3 Months Ended	6 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Aug. 14, 2012 AUD	Feb. 29, 2012 AUD	Jun. 25, 2010 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 USD ($)	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)	Dec. 31, 2012 Common Stock	Jun. 30, 2012 Common Stock	Jun. 30, 2012 Warrant	Dec. 31, 2012 Series A Preferred Stock USD ($)	Jun. 30, 2012 Series A Preferred Stock USD ($)	Dec. 31, 2012 Series B Preferred Stock USD ($)	Jun. 30, 2012 Series B Preferred Stock USD ($)	Dec. 31, 2012 Series B Preferred Stock Advanced Mobile Storage	Jun. 30, 2012 Series B Preferred Stock Advanced Mobile Storage USD ($)	Dec. 31, 2012 Series C Preferred Stock USD ($)
Subsidiary or Equity Method Investee [Line Items]
Rights price offering per share			$ 1.5
Additional shares of GFN common stock			0.5
Term of warrants			3 years
Common stock exercise price, per share			4
Warrant to acquire additional share of common stock				2,093,623		2,093,623
Sale of stock								4,187,247	4,187,247	4,187,247
Cumulative preferred stock, par value											$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001
Cumulative preferred stock, liquidation preference											$ 50	$ 50	$ 1,000	$ 1,000			$ 1,000
Preferred stock issued											25,900	25,900	100	100	110	110	750
Proceeds from issuance of common stock				$ 2,145,000	$ 2,145,000	$ 1,395,000	$ 1,395,000				$ 1,295,000		$ 100,000
Cumulative preferred stock, dividend percentage											12.50%		8.00%
Cumulative Preferred Stock, liquidation preference													110,000			110,000
Senior and other long term debt				40,000	40,000	73,000
Dividend on preferred stock					86,000	177,000	177,000				624,000	544,000	46,000	40,000
Number of preferred stock convertible into common stock				150,000	150,000
Exercise price of convertible Preferred Stock				$ 5	$ 5
Dividend declared	0.045	0.035
Common stock exchange ratio			1
Proceeds from issuances of common stock												$ 1,295,000		$ 100,000
Redeemable date of preferred stock						Feb 1, 2014

Acquisitions - Additional Information (Detail)	6 Months Ended					1 Months Ended		6 Months Ended				6 Months Ended				6 Months Ended
	Dec. 31, 2012 USD ($)	Sep. 30, 2012 USD ($)	Jun. 30, 2012 USD ($)	May 31, 2012 USD ($)	Jan. 14, 2011 USD ($)	Jan. 31, 2011 Preferred Stock	Dec. 31, 2012 Wells Fargo SF Credit Facility USD ($)	Dec. 31, 2012 Rockhampton Container Sales USD ($)	Aug. 01, 2012 Rockhampton Container Sales USD ($)	Aug. 01, 2012 Rockhampton Container Sales AUD	Aug. 17, 2012 Camelback USD ($)	Dec. 31, 2012 Container Connection USD ($)	Sep. 17, 2012 Container Connection USD ($)	Sep. 30, 2012 Southern Frac USD ($)	Sep. 30, 2012 Southern Frac Series C Preferred Stock USD ($)	Sep. 30, 2012 Southern Frac GFNMC [Member] USD ($)	Dec. 31, 2012 Southern Frac Wells Fargo SF Credit Facility USD ($)	Sep. 30, 2012 Southern Frac Wells Fargo SF Credit Facility USD ($)	Nov. 05, 2012 Coral Seas Containers USD ($)	Nov. 05, 2012 Coral Seas Containers AUD	Nov. 22, 2012 Cairns Containers USD ($)	Nov. 22, 2012 Cairns Containers AUD	May 01, 2012 Container King USD ($)	May 01, 2012 Container King CAD	May 31, 2012 Container Tech USD ($)	May 31, 2012 Container Tech NZD
Business Acquisition [Line Items]
Business acquisition cost	$ 16,015,000			$ 4,631,000	$ 990,000				$ 656,000	624,000	$ 178,000		$ 1,534,000	$ 6,969,000		$ 1,500,000			$ 5,618,000	5,434,000	$ 845,000	814,000	$ 1,721,000	1,692,000	$ 2,910,000	3,798,000
Business acquisition cost holdback		2,000,000							32,000	31,000	16,000		207,000	2,000,000					289,000	280,000	44,000	43,000
Business acquisition, acquired membership interest														90.00%
Business acquisition cost holdback note discounted														1,572,000
Line of credit facility current borrowing capacity							2,484,000											2,000,000
Line of credit facility maximum borrowing capacity																	12,000,000	15,000,000
Issuance of convertible cumulative preferred stock, value															750,000
Issuance of convertible cumulative preferred stock , shares															750
Noncontrolling interest																0.1
Incremental increase on noncontrolling interest																250,000
Bargain purchase gains	215,000							55,000				160,000
Transaction costs	200,000		100,000
Redeemable Preferred stock issued						110
Purchase price allocation total assets	3,223,000			546,000	893,000									2,892,000					107,000				421,000		125,000
Intangible assets acquired					193,000
Liabilities assumed					$ 96,000

Acquisitions - Fair Market Value of Tangible and Intangible Assets and Liabilities (Detail)	Dec. 31, 2012 USD ($)	May 31, 2012 USD ($)	Jan. 14, 2011 USD ($)	Sep. 30, 2012 Southern Frac USD ($)	Nov. 05, 2012 Coral Seas Containers USD ($)	Nov. 05, 2012 Coral Seas Containers AUD	Dec. 31, 2012 Other Acquisitions USD ($)	May 01, 2012 Container King USD ($)	May 01, 2012 Container King CAD	May 31, 2012 Container Tech USD ($)	May 31, 2012 Container Tech NZD
Fair value of the net tangible assets acquired and liabilities assumed:
Restricted cash	$ 1,000,000			$ 1,000,000
Trade and other receivables	3,218,000	197,000		3,203,000	14,000		1,000	197,000
Inventories	2,852,000	546,000		2,296,000	528,000		28,000	546,000
Prepaid expenses and other	156,000			152,000			4,000
Property, plant and equipment	3,223,000	546,000	893,000	2,892,000	107,000		224,000	421,000		125,000
Lease fleet	6,315,000	2,312,000			3,649,000		2,666,000	292,000		2,020,000
Accounts payables and accrued liabilities	(6,478,000)	(490,000)		(6,202,000)	(177,000)		(99,000)	(413,000)		(77,000)
Income taxes payable		(53,000)						(53,000)
Unearned revenue and advance payments	(23,000)	(37,000)			(8,000)		(15,000)	(14,000)		(23,000)
Long-term debt and obligations	(47,000)			(47,000)
Noncontrolling interest	(889,000)			(889,000)
Deferred tax liabilities		(189,000)						(189,000)
Total net tangible assets acquired and liabilities assumed	9,327,000	2,832,000		2,405,000	4,113,000		2,809,000	787,000		2,045,000
Fair value of intangible assets acquired:
Non-compete agreement	982,000	297,000		71,000	580,000		331,000	48,000		249,000
Customer lists	1,657,000	459,000		1,112,000	295,000		250,000	262,000		197,000
Trade name	387,000	44,000		387,000				44,000
Other	261,000			261,000
Goodwill	3,401,000	999,000		2,733,000	630,000		38,000	580,000		419,000
Total intangible assets acquired	6,688,000	1,799,000		4,564,000	1,505,000		619,000	934,000		865,000
Total purchase allocation	$ 16,015,000	$ 4,631,000	$ 990,000	$ 6,969,000	$ 5,618,000	5,434,000	$ 3,428,000	$ 1,721,000	1,692,000	$ 2,910,000	3,798,000

Senior and Other Debt - Additional Information (Detail)	12 Months Ended				12 Months Ended						6 Months Ended					6 Months Ended																	6 Months Ended	12 Months Ended		6 Months Ended			6 Months Ended						12 Months Ended									6 Months Ended
	Jun. 30, 2012 USD ($)	Dec. 31, 2012 USD ($)	Jun. 30, 2011	Jun. 30, 2012 Laminar USD ($)	Jun. 30, 2012 PNC Credit Facility USD ($)	Jun. 30, 2012 Secured Senior Subordinated Promissory Note Laminar USD ($)	Dec. 31, 2012 Wells Fargo SF Credit Facility USD ($)	Jan. 16, 2013 Director PNC Credit Facility USD ($)	Jun. 30, 2012 Director PNC Credit Facility USD ($)	Jun. 30, 2011 Director PNC Credit Facility USD ($)	Dec. 31, 2012 Australia and New Zealand Banking Group Limited USD ($)	Dec. 31, 2012 Australia and New Zealand Banking Group Limited AUD	Dec. 31, 2012 Australia and New Zealand Banking Group Limited NZD	Jun. 30, 2012 Australia and New Zealand Banking Group Limited USD ($)	Jun. 30, 2012 Australia and New Zealand Banking Group Limited AUD	Dec. 31, 2012 Australia and New Zealand Banking Group Limited Working Capital Sub Facility USD ($)	Dec. 31, 2012 Australia and New Zealand Banking Group Limited Working Capital Sub Facility AUD	Jun. 30, 2012 Australia and New Zealand Banking Group Limited Working Capital Sub Facility USD ($)	Jun. 30, 2012 Australia and New Zealand Banking Group Limited Working Capital Sub Facility AUD	Dec. 31, 2012 Australia and New Zealand Banking Group Limited Revolving Credit Facility USD ($)	Dec. 31, 2012 Australia and New Zealand Banking Group Limited Revolving Credit Facility AUD	Jun. 30, 2012 Australia and New Zealand Banking Group Limited Revolving Credit Facility USD ($)	Jun. 30, 2012 Australia and New Zealand Banking Group Limited Revolving Credit Facility AUD	Dec. 31, 2012 Australia and New Zealand Banking Group Limited Sub Facility USD ($)	Dec. 31, 2012 Australia and New Zealand Banking Group Limited Sub Facility AUD	Jun. 30, 2012 Australia and New Zealand Banking Group Limited Sub Facility USD ($)	Jun. 30, 2012 Australia and New Zealand Banking Group Limited Sub Facility AUD	Dec. 31, 2012 Australia and New Zealand Banking Group Limited Minimum Revolving Credit Facility	Dec. 31, 2012 Australia and New Zealand Banking Group Limited Maximum Revolving Credit Facility	Jun. 30, 2012 Australia and New Zealand Banking Group Limited Prime Rate Working Capital Sub Facility	Dec. 31, 2012 Australia Banking Group Limited	Dec. 31, 2012 New Zealand Banking Group Limited	Dec. 31, 2012 Pac-Van PNC Credit Facility USD ($)	Jun. 30, 2012 Pac-Van PNC Credit Facility USD ($)	Jun. 16, 2010 Pac-Van PNC Credit Facility USD ($)	Dec. 31, 2012 Pac-Van Wells Fargo Credit Facility USD ($)	Dec. 31, 2012 Pac-Van Equipment Term Loan USD ($)	Dec. 31, 2012 Pac-Van Term Loan B [Member] USD ($)	Dec. 31, 2012 Pac-Van CapEx Loans USD ($)	Dec. 31, 2012 Pac-Van Minimum Wells Fargo Credit Facility	Dec. 31, 2012 Pac-Van Maximum Wells Fargo Credit Facility	Jun. 30, 2012 Pac-Van Prime Rate PNC Credit Facility	Jun. 16, 2010 Pac-Van Prime Rate PNC Credit Facility	Jun. 16, 2010 Pac-Van Eurodollar Rate PNC Credit Facility	Jun. 30, 2012 Pac-Van Eurodollar Rate One Month Libor PNC Credit Facility	Jun. 30, 2012 Pac-Van Eurodollar Rate Two Month Libor PNC Credit Facility	Jun. 30, 2012 Pac-Van Eurodollar Rate Three Month Libor PNC Credit Facility	Dec. 31, 2012 Pac-Van LIBOR rate Wells Fargo SF Credit Facility	Dec. 31, 2012 Pac-Van LIBOR rate Equipment Term Loan	Dec. 31, 2012 Pac-Van LIBOR rate Term Loan B [Member]	Dec. 31, 2012 Pac-Van LIBOR rate CapEx Loans	Jun. 16, 2010 Pac-Van Standby Letters of Credit PNC Credit Facility USD ($)	Dec. 31, 2012 Pac-Van Standby Letters of Credit Wells Fargo Credit Facility USD ($)	Dec. 31, 2012 Laminar Direct Capital Llc Secured Senior Subordinated Promissory Note USD ($)	Dec. 31, 2012 Southern Frac Wells Fargo SF Credit Facility USD ($)	Sep. 30, 2012 Southern Frac Wells Fargo SF Credit Facility USD ($)	Dec. 31, 2012 Australia [Member] Australia and New Zealand Banking Group Limited	Jun. 30, 2012 Australia [Member] Australia and New Zealand Banking Group Limited	Dec. 31, 2012 New Zealand [Member] Australia and New Zealand Banking Group Limited	Jun. 30, 2012 New Zealand [Member] Australia and New Zealand Banking Group Limited	Dec. 31, 2012 Asia-Pacific Other	Jun. 30, 2012 Asia-Pacific Other	Jun. 30, 2011 Asia-Pacific Other	Jun. 30, 2010 Asia-Pacific Other	Dec. 31, 2012 United States Other	Jun. 30, 2012 United States Other	Jun. 30, 2011 United States Other	Jun. 30, 2010 United States Other
Debt Instrument [Line Items]
Line of credit facility maximum borrowing capacity				$ 93,500,000							$ 128,900,000	100,000,000	29,400,000	$ 111,771,000	110,000,000	$ 15,561,000	15,000,000	$ 15,242,000	15,000,000			$ 96,530,000	95,000,000	$ 3,112,200	3,000,000	$ 3,048,000	3,000,000									$ 110,000,000	$ 500,000	$ 1,500,000	$ 1,000,000																$ 12,000,000	$ 15,000,000
Line of credit facility, maturity date											June 30, 2014	June 30, 2014	June 30, 2014			November 14, 2014	November 14, 2014																January 16, 2013
Foreign currency exchange rate, translation																																																									1.0374	1.0161	0.7909	0.784
Borrowings and availability under ANZ credit facility					62,201,000		2,484,000				111,012,000	107,010,000		95,759,000	94,242,000	6,482,000	6,248,000	8,858,000	8,718,000	104,530,000	100,762,000	86,901,000	85,524,000										85,000,000		85,000,000	92,651,000																				2,000,000
Availability under ANZ credit facility					20,701,000		1,748,000				17,897,000	17,252,000		16,012,000	15,758,000																					20,264,000
Interest over the prime rate						3.00%												3.50%	3.50%			2.05%	2.05%					1.85%	2.05%	1.85%	3.17%	2.72%										3.25%	2.75%	3.75%				3.50%	4.00%	7.00%	4.00%
Bank guarantee sub-facility																								1,037,400	1,000,000
Payment of dividends		60.00%	60.00%
Principal amount						15,000,000																																														5,000,000	5,000,000
Borrowings accrue interest at the base rate																																								1.75%	2.25%
Borrowings accrue interest at the LIBOR rate																																								2.75%	3.25%
Increase in borrowings under the credit facility																																				10,000,000
Increase in maximum borrowing capacity under the credit facility																																				120,000,000
Repayment of borrowings																																																						15,000,000
Line of credit facility maturity period																																																							3 years
Line of credit facility, amortization Period																																					24 months		36 months
Other debt	1,132,000	4,790,000
Weighted-average interest rate																																																													6.00%	8.80%	8.10%	12.00%	4.90%	6.30%	6.40%	6.20%
Maturity date	Jun 30, 2014
Minimum rate of LIBOR						10.00%																																							0.25%	0.34%	0.46%
Prepayment fees to be paid if loans repaid after specific date and prior to another date																																		350,000
Guaranteed of borrowings								6,000,000	8,000,000	10,000,000
Guarantee fee paid					120,000
Percentage of fees paid lower of outstanding borrowing or guarantee amount																																		1.20%
Percentage of guarantee fee					0.30%
Interest rate						LIBOR
Minimum Consolidated EBITDA to be Maintained						$ 28,000,000

Financial Instruments - Derivative Instruments at Fair Value, Classification on Condensed Consolidated Balances Sheets (Detail) (Fair Value, Inputs, Level 2, USD $)
In Thousands, unless otherwise specified	Dec. 31, 2012	Jun. 30, 2012	Jun. 30, 2011
Fair Value, Inputs, Level 2
Derivatives, Fair Value [Line Items]
Swap Contracts and Options, Trade payables and accrued liabilities	$ (1,971)	$ (1,539)	$ (743)
Forward-Exchange Contracts, Trade payables and accrued liabilities	$ (147)	$ (102)	$ (401)

Financial Instruments - Derivative Instruments at Fair Value, Consolidated Statements of Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011
Swap Contracts and Options (Caps and Collars) | Unrealized loss included in interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) in Income		$ (68)	$ (80)	$ (603)	$ (816)	$ 697
Forward-Exchange Contracts | Unrealized foreign currency exchange gain (loss) and other
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) in Income	$ 263	$ (794)	$ (86)	$ 155	$ 132	$ (387)

Financial Instruments - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011
Derivative [Line Items]
Unrealized foreign exchange gains (losses)	$ (255,000)	$ (756,000)	$ 105,000	$ (710,000)	$ (712,000)	$ (9,026,000)
Realized foreign exchange gains (losses)	25,000	759,000	162,000	757,000	893,000	13,540,000
Revenues	63,352,000	48,107,000	116,741,000	100,900,000	212,239,000	182,264,000
Net allowance for doubtful accounts					1,204,000	954,000
Net allowance for doubtful accounts, uncollectible accounts written off					1,000,000	1,078,000
Translation gain to allowance for doubtful accounts					3,000	127,000
Construction Industry
Derivative [Line Items]
Revenues					23,344,000	19,831,000
Trade receivables					3,188,000	3,895,000
Senior Credit Facilities And Laminar Note | Fair Value, Inputs, Level 3
Derivative [Line Items]
Fair value of borrowings					174,200,000
Other debt [Member] | Fair Value, Inputs, Level 3
Derivative [Line Items]
Fair value of borrowings					$ 1,132,000
Interest rate swap contract
Derivative [Line Items]
Number of derivative contract	1		1		1	3
Interest rate swap contract, maturity date	June 2017
Interest rate option (Collar)
Derivative [Line Items]
Number of derivative contract	1		1
Forward-Exchange Contracts
Derivative [Line Items]
Number of derivative contract	35		35		12	25
Forward-Exchange Contracts | Minimum
Derivative [Line Items]
Forward exchange contracts, maturity date			January 2013
Forward-Exchange Contracts | Maximum
Derivative [Line Items]
Forward exchange contracts, maturity date			August 2013
Interest Rate Option (Cap) Contracts
Derivative [Line Items]
Number of derivative contract					1	2

Financial Instruments - Open Forward Exchange Contract (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Jun. 30, 2012	Jun. 30, 2011
Swap
Derivatives, Fair Value [Line Items]
Notional amounts	$ 51,870	$ 15,242	$ 23,543
Fixed/Strike Rates	3.98%	6.25%
Floating Rates	3.17%	5.47%	7.01%
Fair Value of Combined Contracts	(1,971)	(587)	(743)
Swap | Minimum
Derivatives, Fair Value [Line Items]
Fixed/Strike Rates			7.19%
Swap | Maximum
Derivatives, Fair Value [Line Items]
Fixed/Strike Rates			8.22%
Option (Collar)
Derivatives, Fair Value [Line Items]
Notional amounts		25,403
Fixed/Strike Rates		6.25%
Floating Rates		5.47%
Fair Value of Combined Contracts		(952)
Option Caps
Derivatives, Fair Value [Line Items]
Notional amounts		25,403	14,161
Fixed/Strike Rates		6.25%
Floating Rates		5.47%	7.01%
Fair Value of Combined Contracts		$ (952)
Option Caps | Minimum
Derivatives, Fair Value [Line Items]
Fixed/Strike Rates			7.19%
Option Caps | Maximum
Derivatives, Fair Value [Line Items]
Fixed/Strike Rates			7.98%

Financial Instruments - Open Interest Rate Swap Contracts (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Jun. 30, 2012	Jun. 30, 2011
Forward-Exchange Contracts
Derivatives, Fair Value [Line Items]
Notional amounts	$ 9,541	$ 7,096	$ 11,452
Fair Value of Combined Contracts	(147)	(102)	(401)
Forward-Exchange Contracts | Minimum
Derivatives, Fair Value [Line Items]
Exchange/Strike Rates (AUD to USD)	0.9656	0.9702	0.9973
Forward-Exchange Contracts | Maximum
Derivatives, Fair Value [Line Items]
Exchange/Strike Rates (AUD to USD)	1.0346	1.0201	1.0465
Currency Option
Derivatives, Fair Value [Line Items]
Notional amounts
Fair Value of Combined Contracts
Currency Option | Minimum
Derivatives, Fair Value [Line Items]
Exchange/Strike Rates (AUD to USD)
Currency Option | Maximum
Derivatives, Fair Value [Line Items]
Exchange/Strike Rates (AUD to USD)

Related-Party Transactions - Additional Information (Detail) (USD $)	1 Months Ended	6 Months Ended		12 Months Ended		1 Months Ended		6 Months Ended		12 Months Ended		6 Months Ended		12 Months Ended		1 Months Ended		6 Months Ended		12 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2012 Affiliate of Ronald F. Valenta	Jun. 30, 2012 Affiliate of Ronald F. Valenta	Dec. 31, 2012 Affiliate of Ronald F. Valenta	Dec. 31, 2011 Affiliate of Ronald F. Valenta Y sqft	Jun. 30, 2012 Affiliate of Ronald F. Valenta Y sqft	Dec. 31, 2011 Affiliate of Ronald F. Valenta	Dec. 31, 2012 Affiliate of Ronald F. Valenta Pac-Van	Dec. 31, 2011 Affiliate of Ronald F. Valenta Pac-Van	Jun. 30, 2012 Affiliate of Ronald F. Valenta Pac-Van	Jun. 30, 2011 Affiliate of Ronald F. Valenta Pac-Van	Dec. 31, 2012 Corporate Office	Jun. 30, 2012 Corporate Office	Dec. 31, 2012 Corporate Office	Dec. 31, 2011 Corporate Office	Jun. 30, 2012 Corporate Office	Jun. 30, 2011 Corporate Office	Dec. 31, 2011 Operating subsidiaries	Jun. 30, 2012 Operating subsidiaries	Jun. 30, 2011 Operating subsidiaries
Related Party Transaction [Line Items]
Rental payment				$ 7,201,000	$ 5,593,000	$ 7,393	$ 7,393	$ 55,000	$ 55,000	$ 110,000	$ 110,000
Office space									3,000	3,000
Term of lease									5	5
Total Charges of Services Rendered			94,000	197,000	212,000											7,000	7,000	42,000	42,000	84,000	84,000	52,000	113,000	128,000
Related party transaction renewal terms and manner of settlement	The services agreement provides for, among other things, mutual modifications to the scope of services and rates charged and automatically renews for successive one-year terms, unless terminated in writing by either party not less than 30 days prior to the fiscal year end.	The services agreement provides for, among other things, mutual modifications to the scope of services and rates charged and automatically renews for successive one-year terms, unless terminated in writing by either party not less than 30 days prior to the fiscal year end.
Revenues												31,000	21,000
Equipment and other services purchased												3,000	26,000	40,000
Revenues				$ 108,341,000	$ 92,687,000									$ 36,000	$ 27,000

Stock Option Plans - Additional Information (Detail) (USD $)	6 Months Ended		12 Months Ended			1 Months Ended									12 Months Ended	1 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended						6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 21, 2009 2006 Plan	Jul. 31, 2010 July 2010 Grant	Sep. 30, 2010 September 2010 Grant	Dec. 31, 2010 December 2010 Grant	Jun. 30, 2011 June 2011 Grant Plan	Aug. 31, 2011 August 2011 Grant Plan	Dec. 31, 2011 December 2011 Grant Plan	Jun. 30, 2012 June 2012 Grant Plan	Dec. 31, 2012 Employee	Jun. 30, 2012 Employee	Jun. 30, 2012 Employee	Jun. 30, 2012 Non-employee	Dec. 31, 2012 Non-employee	Jun. 30, 2012 Non-employee	Dec. 31, 2012 Minimum	Jun. 30, 2012 Minimum Employee	Dec. 31, 2012 Minimum Non-employee	Jun. 30, 2012 Minimum Non-employee	Dec. 31, 2012 Maximum	Jun. 30, 2012 Maximum Employee	Dec. 31, 2012 Maximum Non-employee	Jun. 30, 2012 Maximum Non-employee	Dec. 31, 2012 Time-based options	Jun. 30, 2012 Time-based options	Dec. 31, 2012 Performance-based options	Jun. 30, 2012 Performance-based options	Sep. 21, 2009 2006 Plan	Dec. 31, 2012 Non Qualified Stock Option	Jun. 30, 2012 Non Qualified Stock Option	Dec. 31, 2012 Stock Options	Jun. 30, 2012 Stock Options	Jun. 30, 2011 Stock Options	Jun. 30, 2010 Stock Options	Dec. 31, 2012 Stock Options Minimum	Jun. 30, 2012 Stock Options Minimum	Dec. 31, 2012 Stock Options Maximum	Jun. 30, 2012 Stock Options Maximum	Dec. 31, 2012 Royal Wolf Long Term Incentive Plan	Jun. 30, 2012 Royal Wolf Long Term Incentive Plan	Dec. 31, 2012 Performance rights	Jun. 30, 2012 Performance rights
Schedule Of Stock Options [Line Items]
Number of option granted					2,500,000																										2,500,000
Stock options, vesting period	1 year 8 months 12 days		1 year 11 months 16 days			3 years	4 years	3 years	42 months	40 months	3 years	42 months																				5 years	5 years									4 years	4 years
Weighted-average fair value of the stock options granted to non-employee consultants						$ 1.22	$ 1.06	$ 2.04	$ 2.99	$ 3.11	$ 2.58	$ 3.15	$ 3.21	$ 2.28		$ 2.65																			$ 3.1	$ 1.63
Risk-free interest rate																			1.23%				1.62%															1.19%	1.19%	4.80%	4.80%
Expected life															7 years 6 months						7 years 6 months	8 years			9 years 4 months 24 days	9 years 10 months 24 days								7 years 6 months	7 years 6 months
Expected volatility																	77.50%	77.50%		77.90%				84.60%														26.50%	26.50%	84.60%	84.60%
Expected dividend
Outstanding stock option	1,836,998		1,843,664																								885,718	892,384	951,280	951,280					1,843,664	1,540,570	1,254,910
Market price of common stock	$ 4.3		$ 3.22
Intrinsic value of the outstanding stock options	1,930,000		948,000
Share-based compensation expense	646,000	420,000	901,000	693,000																														4,052,000	3,599,000
Unrecognized compensation expense to be recorded on a straight-line basis	1,096,000		1,517,000
Minimum percentage of outstanding share in capital stock	50.00%		50.00%
Maximum outstanding capital stock	1.00%		1.00%
Number of Performance Rights Granted																																												865,000	375,000
Share based compensation recognized in statement of operations	$ 193,000		$ 146,000
Option grant						40,000	298,000	18,000	131,000	80,000	27,000	264,000																							371,000	487,000
Risk free interest rate, Minimum															1.19%			1.30%
Risk free interest rate, Maximum															1.61%			1.66%

Stock Option Plans - Fair Value of Stock Options Granted (Detail) (USD $)	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
Assumptions used:
Expected dividends
Stock Options
Assumptions used:
Expected life (in years)	7 years 6 months	7 years 6 months
Minimum
Assumptions used:
Risk-free interest rate	1.23%
Minimum | Stock Options
Stock Based Compensation [Line Items]
Fair value of stock option	0.81	0.8
Assumptions used:
Risk-free interest rate	1.19%	1.19%
Expected volatility	26.50%	26.50%
Maximum
Assumptions used:
Risk-free interest rate	1.62%
Maximum | Stock Options
Stock Based Compensation [Line Items]
Fair value of stock option	3.94	3.94
Assumptions used:
Risk-free interest rate	4.80%	4.80%
Expected volatility	84.60%	84.60%

Stock Option Plans - Stock Option Activity and Related Information (Detail) (USD $)	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012 Stock Options	Jun. 30, 2011 Stock Options
Number of Options (Shares)
Outstanding at beginning of period	1,843,664	1,540,570	1,254,910
Granted		371,000	487,000
Exercised	(6,666)	(6,666)
Forfeitures or Expirations		(61,240)	(201,340)
Outstanding at end of period	1,836,998	1,843,664	1,540,570
Vested and expected to vest at end of period	1,836,998	1,843,664
Exercisable at end of period	883,408	783,781
Weighted-Average Exercise Price
Outstanding at beginning of period	$ 4.96	$ 5.47	$ 6.65
Granted		$ 3.1	$ 1.63
Exercised	$ 1.22	$ 1.22
Forfeitures or Expirations		$ 7.15	$ 3.53
Outstanding at end of period	$ 4.97	$ 4.96	$ 5.47
Vested and expected to vest at end of period	$ 4.97	$ 4.96
Exercisable at end of period	$ 7.18
Exercisable at end of period		$ 7.26
Weighted-Average Remaining Contractual Term (Years)
Outstanding at end of period	6 years 8 months 12 days	7 years 2 months 12 days
Vested and expected to vest at end of Period	6 years 8 months 12 days	7 years 2 months 12 days
Exercisable at end of period	5 years 1 month 6 days	5 years 6 months

Cash Flows from Operating Activities and Other Financial Information - Summary of Cash Flows from Operating Activities (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011
Cash flows from operating activities
Net income	$ 3,831	$ 1,118	$ 6,323	$ 3,869	$ 8,742	$ (8,858)
Adjustments to reconcile net income to cash flows from operating activities:
Gain on sales and disposals of property, plant and equipment			(96)	(126)	157	21
Gain on sales of lease fleet			(3,270)	(3,111)	7,645	5,631
Gain on bargain purchase of businesses			(215)
Unrealized foreign exchange loss (gain)	255	756	(105)	710	712	9,026
Unrealized loss (gain) on forward exchange contracts			86	(155)	132	(387)
Unrealized loss on interest rate swaps and options			80	603	816	(697)
Depreciation and amortization	5,396	4,682	10,696	9,240
Amortization of deferred financing costs			485	346	690	1,917
Accretion of interest			50			220
Share-based compensation expense			646	420	901	693
Deferred income taxes			3,292	1,975	4,611	2,353
Changes in operating assets and liabilities:
Trade and other receivables, net			6,022	(392)	(5,935)	3,666
Inventories			(7,655)	(15,176)	(10,463)	1,566
Prepaid expenses and other			(1,002)	79	(423)	(2,228)
Trade payables, accrued liabilities and unearned revenues			(4,618)	1,150	(4,328)	9,741
Income taxes			(105)	(195)	216	471
Net cash provided by (used in) operating activities			$ 10,614	$ (763)	$ 15,185	$ 18,515

Segment Reporting - Summary of Segment Reporting Information (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Revenues from external customers
Sales					$ 108,341,000	$ 92,687,000
Leasing	31,345,000	25,172,000	61,012,000	49,756,000	103,898,000	89,577,000
Revenues	63,352,000	48,107,000	116,741,000	100,900,000	212,239,000	182,264,000
Operating income
Operating income, Total	8,686,000	5,423,000	15,546,000	12,080,000	26,245,000	9,781,000
Interest income
Interest income, Total	17,000	33,000	40,000	128,000	157,000	487,000
Interest expense
Interest expense, Total	2,630,000	2,888,000	5,855,000	6,290,000	12,743,000	20,293,000
Share-based compensation
Share-based compensation, Total	348,000	213,000	646,000	420,000	901,000	1,062,000
Additions to long-lived assets
Additions to long-lived assets, Total			42,187,000	29,898,000	76,345,000	44,038,000
Long-lived assets
Long-lived assets, Total	308,418,000		308,418,000		272,190,000	232,747,000
Goodwill
Goodwill, Total	72,664,000		72,664,000		68,449,000	68,948,000	67,919,000
Impairment of goodwill
Impairment of goodwill, Total						5,858,000
Depreciation and amortization
Depreciation and amortization, Total	5,396,000	4,682,000	10,696,000	9,240,000
Depreciation and amortization, Total	5,287,000	4,682,000	10,587,000	9,240,000	18,924,000	19,165,000
North America
Revenues from external customers
Sales	13,825,000	4,549,000	18,279,000	11,068,000	28,839,000	17,876,000
Leasing	12,016,000	9,989,000	23,631,000	20,371,000	41,443,000	38,000,000
Revenues	25,841,000	14,538,000	41,910,000	31,439,000	70,282,000	55,876,000
Operating income
Operating income, Total	1,659,000	394,000	2,476,000	1,431,000	2,336,000	(4,418,000)
Interest income
Interest income, Total		2,000	2,000	4,000	8,000
Interest expense
Interest expense, Total	1,096,000	1,324,000	2,619,000	2,613,000	5,431,000	5,792,000
Share-based compensation
Share-based compensation, Total	184,000	135,000	381,000	306,000	611,000	552,000
Additions to long-lived assets
Additions to long-lived assets, Total			16,118,000	4,994,000	12,360,000	7,478,000
Long-lived assets
Long-lived assets, Total	128,793,000		128,793,000		112,867,000	108,212,000
Goodwill
Goodwill, Total	36,608,000		36,608,000		33,859,000	33,303,000
Impairment of goodwill
Impairment of goodwill, Total						5,858,000
Depreciation and amortization
Depreciation and amortization, Total	1,686,000	1,440,000	3,093,000	2,873,000
Depreciation and amortization, Total					5,805,000	6,087,000
Asia-Pacific
Revenues from external customers
Sales	18,182,000	18,386,000	37,450,000	40,076,000	79,502,000	74,811,000
Leasing	19,329,000	15,183,000	37,381,000	29,385,000	62,455,000	51,577,000
Revenues	37,511,000	33,569,000	74,831,000	69,461,000	141,957,000	126,388,000
Operating income
Operating income, Total	7,027,000	5,029,000	13,070,000	10,649,000	23,909,000	14,199,000
Interest income
Interest income, Total	17,000	31,000	38,000	124,000	149,000	487,000
Interest expense
Interest expense, Total	1,534,000	1,564,000	3,236,000	3,677,000	7,312,000	14,501,000
Share-based compensation
Share-based compensation, Total	164,000	78,000	265,000	114,000	290,000	510,000
Additions to long-lived assets
Additions to long-lived assets, Total			26,069,000	24,904,000	63,985,000	36,560,000
Long-lived assets
Long-lived assets, Total	179,625,000		179,625,000		159,323,000	124,535,000
Goodwill
Goodwill, Total	36,056,000		36,056,000		34,590,000	35,645,000
Depreciation and amortization
Depreciation and amortization, Total	3,710,000	3,242,000	7,603,000	6,367,000
Depreciation and amortization, Total					$ 13,119,000	$ 13,078,000

Segment Reporting - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended		3 Months Ended	6 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2012 North America	Dec. 31, 2012 North America
Operating Statistics [Line Items]
Intersegments Revenue, net	$ 71,000	$ 33,000	$ 75,000	$ 2,237,000	$ 3,587,000	$ 3,587,000

Summary of Significant Accounting Policies - Change in Balance of Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2012
Change in the balance of goodwill
Beginning of year	$ 68,948	$ 67,919	$ 72,664
Additions to goodwill	999
Foreign translation effect	(1,498)	6,887
Impairment of goodwill		(5,858)
End of year	$ 68,449	$ 68,948	$ 72,664

Summary of Significant Accounting Policies - Intangible Assets with Finite Useful lives (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Jun. 30, 2012	Jun. 30, 2011
Intangible assets with finite useful lives
Trademark and trade name		$ 2,542	$ 2,500
Customer base and lists		36,431	37,224
Non-compete agreements		7,321	7,313
Deferred financing costs		1,933	1,948
Other		1,618	1,372
Gross		49,845	50,357
Less accumulated amortization		(31,687)	(26,999)
Net	$ 20,240	$ 18,158	$ 23,358

Summary of Significant Accounting Policies - Estimated Future Amortization of Intangible Assets with Finite Useful Lives (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012
Estimated future amortization of intangible assets with finite useful lives
2013	$ 5,090
2014	3,414
2015	2,314
2016	2,235
2017	2,485
Thereafter	78
Total	$ 15,616

Senior and Other Debt - Schedule of Senior and Other Debt (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Jun. 30, 2012	Jun. 30, 2011
Senior and other debt consisted
Senior and other debt	$ 210,937	$ 174,092	$ 136,589
Anz Credit Facility
Senior and other debt consisted
Senior and other debt		95,759	63,113
PNC Credit Facility
Senior and other debt consisted
Senior and other debt		62,201	56,689
Laminar Note
Senior and other debt consisted
Senior and other debt		15,000	15,000
Other
Senior and other debt consisted
Senior and other debt		$ 1,132	$ 1,787

Senior and Other Debt - Scheduled Maturities for Senior Credit Facilities Senior Subordinated Notes and Other Debt (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Jun. 30, 2012	Jun. 30, 2011
Maturities Of Long Term Debt
2013		$ 8,139
2014		87,894
2015		403
2016		286
2017		77,370
Thereafter
Senior and other debt	$ 210,937	$ 174,092	$ 136,589

Income Taxes- Income (loss) Before Provision for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011
Loss before provision for income taxes
Loss before provision for income taxes	$ 6,180	$ 1,804	$ 10,199	$ 6,241	$ 14,102	$ (5,900)
North America
Loss before provision for income taxes
Loss before provision for income taxes					(3,087)	(4,527)
Asia-Pacific
Loss before provision for income taxes
Loss before provision for income taxes					$ 17,189	$ (1,373)

Income Taxes - Provision (benefit) for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011
Current:
U.S. Federal						$ 144
State						49
Foreign					501	276
Total current Taxes					501	469
Deferred Income Tax Expense (Benefit), Continuing Operations
U.S. Federal					850	1,291
State					100	84
Foreign					3,909	1,114
Total deferred taxes					4,859	2,489
Provision (benefit) for income taxes	$ 2,349	$ 686	$ 3,876	$ 2,372	$ 5,360	$ 2,958

Income Taxes - Components of Net Deferred Tax Liability (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Jun. 30, 2012	Jun. 30, 2011
Deferred tax assets:
Net operating loss and tax credit carryforwards		$ 15,508	$ 17,111
Deferred revenue and expenses		779	466
Accrued compensation and other benefits		1,322	877
Allowance for doubtful accounts		458	374
Unrealized exchange gains and losses
Total deferred tax assets		18,067	18,828
Valuation allowance
Net deferred tax assets		18,067	18,828
Deferred tax liabilities:
Accelerated tax depreciation and amortization		(38,830)	(34,592)
Other			(71)
Total deferred tax liabilities		(38,830)	(34,663)
Net deferred tax liabilities	$ (24,018)	$ (20,763)	$ (15,835)

Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Schedule Of Income Tax [Line Items]
Maximum Amount to be carried forward on yearly basis	$ 2,500,000
Federal statutory rate	34.00%	(34.00%)
Taxable Gain Resulting From RWH IPO	6,400,000
U.S. income taxes related to RWH IPO		48.50%
North America
Schedule Of Income Tax [Line Items]
Net operating loss carryforward	42,700,000
Australia
Schedule Of Income Tax [Line Items]
Net operating loss carryforward	17,400,000
Pac-Van
Schedule Of Income Tax [Line Items]
Net operating loss carryforward	$ 15,300,000

Income Taxes - Reconciliation of Us Federal Statutory Rate (Detail)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Reconciliation of the U.S. federal statutory rate to the Company's effective tax rate
Federal statutory rate	34.00%	(34.00%)
State and Asia-Pacific taxes, net of U.S. federal benefit and credit	4.00%	(4.00%)
U.S. income taxes related to RWH IPO		48.50%
Amortization and impairment of goodwill and intangible assets, net		30.10%
Nondeductible expenses (primarily share-based compensation expense at Royal Wolf)		9.50%
Effective tax rate	38.00%	50.10%

Commitments and Contingencies - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Sep. 13, 2007	Jun. 30, 2012 Container	Jun. 30, 2011	Jun. 30, 2012 Minimum Y	Jun. 30, 2012 Maximum Y	Jun. 30, 2012 GFN U.S.	May 31, 2011 GFN U.S.	Sep. 13, 2007 GFN U.S.
Contingencies And Commitments [Line Items]
Operating Lease Term				1	9
Rental expense on non-cancellable operating leases		$ 7,201,000	$ 5,593,000
Outstanding capital stock required to purchase	13.80%	13.80%
Purchase price of capital stock		12,850,000
EBITDA multiple for put option		8.25
Value of the put option		$ 17,634,000
Percentage of ownership						100.00%	100.00%	86.20%
Maximum number container to be purchased		2,500
Termination period of agreement		90 days

Commitments and Contingencies - Non-cancellable Operating Lease Rentals Payable (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012
Non-cancellable operating lease rentals payable
2013	$ 7,680
2014	5,672
2015	4,183
2016	3,627
2017	2,075
Thereafter	4,869
Total	$ 28,106

Commitments and Contingencies - Future Minimum Payments to Be Received Under Sales-type and Operating Fleet Leases (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012
Future minimum payments to be received under sales-type and operating fleet leases
2013	$ 8,151
2014	2,476
2015	1,235
2016	1,004
2017	855
Thereafter	3,649
Total	$ 17,370

Detail of Certain Accounts - Summary of Trade Payables and Accrued Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Jun. 30, 2012	Jun. 30, 2011
Summary of trade payables and accrued liabilities
Trade payables		$ 22,094	$ 19,316
Checks written in excess of bank balance		597	1,147
Payroll and related		5,758	6,268
Taxes, other than income		2,336	793
Fair value of interest swap and option and forward currency exchange contacts		1,641	1,144
Accrued interest		428	707
Other accruals		3,110	3,147
Total trade payables and accrued liabilities	$ 36,480	$ 35,964	$ 32,522

Subsequent Events - Additional Information (Detail)	Dec. 31, 2012 USD ($)	Aug. 31, 2012 AUD	May 31, 2012 USD ($)	Jan. 14, 2011 USD ($)	Sep. 30, 2012 New Pac-Van Credit Facility	Sep. 07, 2012 New Pac-Van Credit Facility USD ($)	Sep. 07, 2012 New Pac-Van Credit Facility Standby Letters of Credit USD ($)	Sep. 30, 2012 New Pac-Van Credit Facility Maximum USD ($)	Sep. 07, 2012 New Pac-Van Credit Facility Base Rate Minimum	Sep. 07, 2012 New Pac-Van Credit Facility Base Rate Maximum	Sep. 07, 2012 New Pac-Van Credit Facility LIBOR rate Minimum	Sep. 07, 2012 New Pac-Van Credit Facility LIBOR rate Maximum	Jul. 31, 2012 Tassay Pty Ltd USD ($)	Jul. 31, 2012 Tassay Pty Ltd AUD
Subsequent Event [Line Items]
Acquisition of Tassay Pty Ltd.	$ 16,015,000		$ 4,631,000	$ 990,000									$ 654,000	624,000
Dividend Declared		0.045
Line of credit facility maximum borrowing capacity						110,000,000	5,000,000
Interest rate									1.75%	2.25%	2.75%	3.25%
Period, prior to which borrowing capacity can be increased					Sep 7, 2016
Additional increase authorized						10,000,000
Maximum borrowing capacity								$ 120,000,000